                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 19                  [X]
                              (File No. 333-42257)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                                Amendment No. 50                        [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                       RiverSource of New York Account 8

                               Name of Depositor:
                  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Rodney J. Vessels, Esq.
                        50605 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2007 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2007


RIVERSOURCE

SUCCESSION SELECT(SM)
VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
           (RIVERSOURCE LIFE OF NY)

           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           Website address: riversource.com/lifeinsurance


           RIVERSOURCE OF NEW YORK ACCOUNT 8


This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select-NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 1

TABLE OF CONTENTS


FEE TABLES ..............................................................    3
      Transaction Fees ..................................................    3
      Charges Other than Fund Operating Expenses ........................    3
      Annual Operating Expenses of the Funds ............................    5
POLICY BENEFITS AND RISKS ...............................................    8
      Policy Benefits ...................................................    8
      Policy Risks ......................................................   11
      Fund Risks ........................................................   13
LOADS, FEES AND CHARGES .................................................   14
      Premium Expense Charge ............................................   14
      Monthly Deduction .................................................   14
      Surrender Charge ..................................................   16
      Partial Surrender Charge ..........................................   16
      Mortality and Expense Risk Charge .................................   16
      Transfer Charge ...................................................   17
      Annual Operating Expenses of the Funds ............................   17
      Effect of Loads, Fees and Charges .................................   17
      Other Information on Charges ......................................   17
RIVERSOURCE LIFE OF NY ..................................................   17
THE VARIABLE ACCOUNT AND THE FUNDS ......................................   18
      Relationship Between Funds and Subaccounts ........................   31
      Substitution of Investments .......................................   31
      Voting Rights .....................................................   31
THE FIXED ACCOUNT .......................................................   31
PURCHASING YOUR POLICY ..................................................   32
      Application .......................................................   32
      Premiums ..........................................................   32
      Limitation on the Use of the Policy ...............................   33
POLICY VALUE ............................................................   33
      Fixed Account .....................................................   33
      Subaccounts .......................................................   33
POLICY VALUE CREDITS ....................................................   34
KEEPING THE POLICY IN FORCE .............................................   34
      Minimum Initial Premium Period ....................................   34
      Death Benefit Guarantee ...........................................   35
      Grace Period ......................................................   35
      Reinstatement .....................................................   35
      Exchange Right ....................................................   35
PROCEEDS PAYABLE UPON DEATH .............................................   36
      Change in Death Benefit Option ....................................   36
      Changes in Specified Amount .......................................   36
      Misstatement of Age or Sex ........................................   37
      Suicide ...........................................................   37
      Beneficiary .......................................................   37
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .....................   37
      Restrictions on Transfers .........................................   37
      Fixed Account Transfer Policies ...................................   39
      Minimum Transfer Amounts ..........................................   39
      Maximum Transfer Amounts ..........................................   39
      Charges for Transfers .............................................   39
      Automated Transfers ...............................................   39
      Automated Dollar-Cost Averaging ...................................   40
      Asset Rebalancing .................................................   40
POLICY LOANS ............................................................   41
      Minimum Loan Amounts ..............................................   41
      Maximum Loan Amounts ..............................................   41
      Allocation of Loans to Accounts ...................................   41
      Repayments ........................................................   41
      Overdue Interest ..................................................   41
      Effect of Policy Loans ............................................   41
POLICY SURRENDERS .......................................................   41
      Total Surrenders ..................................................   42
      Partial Surrenders ................................................   42
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER .......................   42
PAYMENT OF POLICY PROCEEDS ..............................................   43
      Payment Options ...................................................   43
      Deferral of Payments ..............................................   43
FEDERAL TAXES ...........................................................   44
      RiverSource Life of NY's Tax Status ...............................   44
      Taxation of Policy Proceeds .......................................   44
      Modified Endowment Contracts ......................................   45
      Other Tax Considerations ..........................................   46
      Split Dollar Arrangements .........................................   47
DISTRIBUTION OF THE POLICY ..............................................   48
LEGAL PROCEEDINGS .......................................................   50
POLICY ILLUSTRATIONS ....................................................   51
KEY TERMS ...............................................................   56
FINANCIAL STATEMENTS ....................................................   57


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


2 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

           CHARGE                       WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE              When you pay premium.              3.5% of each premium payment.
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(a)                 When you surrender your            Rate per $1,000 of the initial specified amount:

                                    policy for its full cash           MINIMUM: $1.81 -- Female, Standard Nonsmoker, Age 15;
                                    surrender value, or the policy     Male, Standard Nonsmoker, Age 90

                                    lapses, during the first           MAXIMUM: $34.51 -- Female, Nonsmoker, Age 70;
                                    15 policy years.                   Male, Nonsmoker, Age 70

                                                                       REPRESENTATIVE INSUREDS: $18.69 -- Male, Standard Nonsmoker,
                                                                       Age 55; Female, Standard Nonsmoker, Age 55
-----------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE            When you surrender part of         The lesser of:
                                    the value of your policy.          $25; or
                                                                       2% of the amount surrendered.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                     Upon transfer, if we impose        MAXIMUM: Up to $25 per transfer in excess of five.

                                    a limit of twelve transfers        CURRENT: No charge.
                                    per year by mail or phone
                                    per policy year.
-----------------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND           When we pay policy                 $15 -- United States
ELECTRONIC FUND TRANSFERS OF        proceeds by express mail or        $30 -- International
LOAN PAYMENTS AND                   electronic fund transfer.
SURRENDERS
-----------------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

      CHARGE             WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
COST OF INSURANCE       Monthly.                   Monthly rate per $1,000 of net amount at risk:

CHARGES(a)                                         MINIMUM: $.00006 -- Female, Standard, Age 15; Female,
                                                   Standard, Age 15: Duration 1

                                                   MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker,
                                                   Age 90: Duration 15

                                                   REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker,
                                                   Age 55; Female, Standard Nonsmoker, Age 55: Duration 1
---------------------------------------------------------------------------------------------------------------
POLICY FEE              Monthly.                   MAXIMUM:

                                                   o    $20 per month for first 10 policy years; and

                                                   o    $7.50 per month for policy years 11+.

                                                   CURRENT:

                                                   o    $20 per month for the first 10 policy years.
---------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 3

          CHARGE             WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
ADMINISTRATIVE CHARGE(a)   Monthly.                       Monthly rate per $1,000 of initial specified amount:

                                                          MAXIMUM:

                                                          Years 1-10   $.07
                                                          Years 11+    $.02

                                                          CURRENT:
                                                                                    YOUNGEST INSURED'S AGE
                                                                       Per $1,000 of initial specified amount per month
                                                                                      15-39   40-59    60+
                                                          Years 1-10                   $.04    $.05   $.06
                                                          Years 11+                    $.00    $.00   $.00

                                                          REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker, Age 55;
                                                          Female, Standard Nonsmoker, Age 55
                                                          Years 1-10   $.07
                                                          Years 11+    $.02
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE      Daily.                         MAXIMUM:

RISK CHARGE                                               o     .90% of the average daily net asset value of the subaccounts for all policy years.

                                                          CURRENT:

                                                          o    .90% of the average daily net asset value of the subaccounts for policy years 1-10; and

                                                          o    .45% of the average daily net asset value of the subaccounts for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS     Charged daily and due at the   MAXIMUM: 6% per year.

                           end of the policy year.        CURRENT:

                                                          o     6% for policy years 1-10;

                                                          o     4% for policy years 11+.
-----------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE   Monthly.                       Monthly rate per $1,000 of the cost of insurance amount:

RIDER (FYT)(a),(b)                                        MINIMUM: $.00006 -- Female, Standard, Age 15; Female,
                                                          Standard, Age 15; Duration 1

                                                          MAXIMUM: $18.51 -- Male, Smoker, Age 85; Male, Smoker,
                                                          Age 90: Duration 4

                                                          REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker,
                                                          Age 55; Female, Standard Nonsmoker, Age 55: Duration 1
-----------------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION        Monthly.                       Monthly rate is $.06 per $1,000 of the current base policy specified
RIDER (PSO)                                               amount plus the STR specified amount.
-----------------------------------------------------------------------------------------------------------------------------------
SURVIVOR TERM              Monthly.                       Monthly rate per $1,000 of the cost of insurance amount:

RIDER (STR)(a),(c)                                        MINIMUM: $.00006 -- Female, Standard Nonsmoker, Age 15; Female, Standard
                                                             Nonsmoker, Age 15; Duration 1

                                                          MAXIMUM: $83.33 -- Male, Smoker, Age 75; Male, Smoker,
                                                             Age 75; Duration 25

                                                          REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                             Female, Standard Nonsmoker, Age 55; Duration 1
-----------------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

(b)   This rider will terminate if one of the following circumstances occurs:
      (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.



4 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                          MINIMUM        MAXIMUM
Total expenses before fee waivers and/or expense reimbursements            0.51%           1.86%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                          MANAGEMENT   12b-1     OTHER        ANNUAL
                                                                             FEES       FEES    EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                         0.61%      0.25%    0.30%**    1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                          0.75       0.25     0.35**     1.35(1),(2)
AIM V.I. Dynamics Fund, Series I Shares                                      0.75         --     0.39**     1.14(1),(2)
AIM V.I. Financial Services Fund, Series I Shares                            0.75         --     0.38**     1.13(1)
AIM V.I. International Growth Fund, Series II Shares(b)                      0.72       0.25     0.39**     1.36(1)
AIM V.I. Technology Fund, Series I Shares                                    0.75         --     0.37**     1.12(1)
AllianceBernstein VPS Growth and Income Portfolio (Class B)                  0.55       0.25     0.06       0.86
AllianceBernstein VPS International Value Portfolio (Class B)                0.75       0.25     0.10       1.10
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)(b)                0.75       0.25     0.08       1.08
American Century VP International, Class II                                  1.13       0.25       --       1.38
American Century VP Value, Class II                                          0.83       0.25       --       1.08
Calvert Variable Series, Inc. Social Balanced Portfolio                      0.70         --     0.21       0.91
Columbia High Yield Fund, Variable Series, Class B(b)                        0.55       0.25     0.32       1.12(3)
Credit Suisse Trust - Commodity Return Strategy Portfolio(b)                 0.50       0.25     0.51       1.26(4)
Eaton Vance VT Floating-Rate Income Fund(b)                                  0.57       0.25     0.37       1.19
Evergreen VA Fundamental Large Cap Fund - Class 2                            0.57       0.25     0.18**     1.00
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2(b)                   0.57       0.25     0.09       0.91
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                    0.47       0.25     0.13       0.85
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            0.57       0.25     0.11       0.93
Fidelity(R) VIP Overseas Portfolio Service Class 2                           0.72       0.25     0.16       1.13
FTVIPT Franklin Global Real Estate Securities Fund - Class 2
(previously FTVIPT Franklin Real Estate Fund - Class 2)                      0.47       0.25     0.03       0.75(5)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    0.51       0.25     0.20**     0.96(6)
FTVIPT Mutual Shares Securities Fund - Class 2                               0.60       0.25     0.21       1.06
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                  0.80         --     0.07       0.87(7)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares         0.65         --     0.07       0.72(7)
Janus Aspen Series Global Technology Portfolio: Service Shares               0.64       0.25     0.21**     1.10
Janus Aspen Series International Growth Portfolio: Service Shares            0.64       0.25     0.07**     0.96
Janus Aspen Series Large Cap Growth Portfolio: Service Shares(b)             0.64       0.25     0.05**     0.94
Lazard Retirement International Equity Portfolio - Service Shares            0.75       0.25     0.19       1.19



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                          MANAGEMENT   12b-1     OTHER         ANNUAL
                                                                             FEES      FEES     EXPENSES      EXPENSES
MFS(R) Investors Growth Stock Series - Service Class                         0.75%      0.25%    0.12%      1.12%
MFS(R) New Discovery Series - Service Class                                  0.90       0.25     0.13       1.28
MFS(R) Utilities Series - Service Class                                      0.75       0.25     0.11       1.11
Oppenheimer Global Securities Fund/VA, Service Shares(b)                     0.62       0.25     0.04**     0.91(8)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares(b)                 0.72       0.25     0.03**     1.00(8)
Oppenheimer Strategic Bond Fund/VA, Service Shares(b)                        0.62       0.25     0.02**     0.89(8)
PIMCO VIT All Asset Portfolio, Advisor Share Class(b)                        0.18       0.25     0.86**     1.29
Pioneer Equity Income VCT Portfolio - Class II Shares                        0.65       0.25     0.04       0.94
Pioneer International Value VCT Portfolio - Class II Shares                  0.85       0.25     0.59       1.69
Putnam VT Health Sciences Fund - Class IB Shares                             0.70       0.25     0.15**     1.10
Putnam VT International Equity Fund - Class IB Shares                        0.74       0.25     0.19**     1.18
Putnam VT Vista Fund - Class IB Shares                                       0.65       0.25     0.15**     1.05
RiverSource(R) Variable Portfolio - Balanced Fund                            0.56       0.13     0.15**     0.84(9),(10)
RiverSource(R) Variable Portfolio - Cash Management Fund                     0.33       0.13     0.14       0.60(9)
RiverSource(R) Variable Portfolio - Core Bond Fund(b)                        0.48       0.13     0.32**     0.93(9),(11)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                    0.46       0.13     0.15**     0.74(9)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund           0.64       0.13     0.14**     0.91(9),(10)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                    1.13       0.13     0.25**     1.51(9),(10)
RiverSource(R) Variable Portfolio - Fundamental Value Fund(b)                0.72       0.13     0.17**     1.02(9),(10),(11)
RiverSource(R) Variable Portfolio - Global Bond Fund                         0.70       0.13     0.17**     1.00(9)
RiverSource(R) Variable Portfolio - Global Inflation Protected
Securities Fund(b)                                                           0.44       0.13     0.15**     0.72(9),(11)
RiverSource(R) Variable Portfolio - Growth Fund                              0.71       0.13     0.17**     1.01(9),(10)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                     0.59       0.13     0.16**     0.88(9)
RiverSource(R) Variable Portfolio - Income Opportunities Fund(b)             0.61       0.13     0.16**     0.90(9),(11)
RiverSource(R) Variable Portfolio - International Opportunity Fund           0.76       0.13     0.19**     1.08(9),(10)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                    0.57       0.13     0.13**     0.83(9),(10)
RiverSource(R) Variable Portfolio - Large Cap Value Fund(b)                  0.60       0.13     0.50**     1.23(9),(11)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                      0.60       0.13     0.15**     0.88(9),(10),(11)
RiverSource(R) Variable Portfolio - Mid Cap Value Fund(b)                    0.72       0.13     0.22**     1.07(9),(10),(11)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                       0.22       0.13     0.16**     0.51(9),(11)
RiverSource(R) Variable Portfolio - Select Value Fund(b)                     0.72       0.13     0.37**     1.22(9),(10),(11)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund      0.48       0.13     0.16**     0.77(9)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                 0.72       0.13     0.23**     1.08(9),(10)
RiverSource(R) Variable Portfolio - Small Cap Value Fund                     1.00       0.13     0.19**     1.32(9),(10),(11)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares(b)      0.56       0.25     0.03       0.84
Van Kampen UIF Global Real Estate Portfolio, Class II Shares(b)              0.85       0.35     0.66       1.86(12)
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares(b)                  0.75       0.35     0.31       1.41(12)
Wanger International Small Cap                                               0.91         --     0.10       1.01
Wanger U.S. Smaller Companies                                                0.90         --     0.05       0.95
Wells Fargo Advantage VT Asset Allocation Fund                               0.55       0.25     0.22**     1.02(13)
Wells Fargo Advantage VT International Core Fund                             0.75       0.25     0.43**     1.43(13)
Wells Fargo Advantage VT Opportunity Fund                                    0.73       0.25     0.20**     1.18(13)
Wells Fargo Advantage VT Small Cap Growth Fund                               0.75       0.25     0.23**     1.23(13)



6 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

   * The Funds provided the information on their expenses and we have not independently verified the information.

  ** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

 (b)  These funds are available under all policies effective June 11, 2007.

 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares and Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital
      Development Fund, Series II Shares and 1.13% for AIM V.I. Dynamics Fund,
      Series I Shares.

 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series,
      Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.

 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

 (5) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

 (6) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured
      U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

 (8) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional
      Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.

 (9) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(10) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R)
      Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R)
      Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund,
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund,
      0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and
      0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 0.83% for RiverSource(R) Variable Portfolio - Core Bond
      Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value
      Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation
      Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio -
      Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio -
      Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid
      Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap
      Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index
      Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate
      Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth
      Portfolio, Class II Shares.

(13) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT
      Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International
      Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.





RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 7

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


   POLICY BENEFIT               WHAT IT MEANS                                            HOW IT WORKS
DEATH BENEFIT          We will pay a benefit to the      The amount payable is the death benefit amount minus any indebtedness as of
                       beneficiary of the policy when    the  death benefit valuation date. You may choose either of the following
                       both insureds have died.          death benefit options:
                       Before the youngest insured's
                       attained insurance age 100,       OPTION 1 (LEVEL AMOUNT): If death is prior to the youngest insured's
                       your policy's death benefit on    attained insurance age 100, the death benefit amount is the greater of the
                       the last surviving insured's      following as determined on the death benefit valuation date:
                       death can never be less than
                       the specified amount unless       o     the specified amount; or
                       you change that amount or
                       your policy has outstanding       o     a percentage of the policy value.
                       indebtedness.
                                                         OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

                                                         o     the policy value plus the specified amount; or

                                                         o     a percentage of the policy value.

                                                         You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges.

                                                         UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER THE YOUNGEST
                                                         INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT AMOUNT WILL BE THE
                                                         GREATER OF:

                                                         o     the policy value on the death benefit valuation date; or

                                                         o     the policy value at the youngest insured's attained insurance age
                                                               100.
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL        Your policy will not lapse        MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of
GUARANTEE PERIOD AND   (end without value) if the        the policy when you may choose to pay the minimum initial premium as long
DEATH BENEFIT          Minimum Initial Premium           as the policy value minus indebtedness equals or exceeds the monthly
GUARANTEE (DBG)        Period or the DBG option is       deduction.
                       in effect, even if the cash
                       surrender value is less than      DEATH BENEFIT GUARANTEE: The policy has the following DBG option which
                       the amount needed to pay the      remains in effect if you meet certain premium requirements and indebtedness
                       monthly deduction.                does not exceed the policy value minus surrender charges:

                                                         o     DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) guarantees the policy will not lapse before the youngest insured's attained insurance age
                                                               100.
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE PREMIUMS      You choose when to pay            When you apply for your policy, you state how much you intend to pay and
                       premiums and how much             whether you will pay quarterly, semiannually or annually. You may also make
                       premium to pay.                   additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age 100. We may refuse premiums in order to comply with the Code.
                                                         Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.
------------------------------------------------------------------------------------------------------------------------------------



8 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

   POLICY BENEFIT                WHAT IT MEANS                                           HOW IT WORKS
POLICY VALUE CREDITS    You may receive a credit to      If you have met certain premium requirements, we currently credit the
                        your policy value beginning      policy value on a pro rata basis with an amount equal on an annual basis to
                        in the second policy year.       .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

------------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR   You may return your policy       You may mail or deliver the policy to our home office or to your sales
POLICY ("FREE LOOK")    for any reason and receive       representative with a written request for cancellation by the 20th day
                        a full refund of all             after you receive it. On the date your request is postmarked or received,
                        premiums paid.                   the policy will immediately be considered void from the start.

                                                         Under our current administrative practice, your request to cancel the policy under the "Free Look" provision will be honored if received at our home office within 30 days from the latest of the following dates:

                                                         o     The date we mail the policy from our office.

                                                         o     The policy date (only if the policy is issued in force).

                                                         o     The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.

                                                         We reserve the right to change or discontinue this administrative practice at any time.

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT          For two years after the policy   Because the policy itself offers a fixed return option, all you need to do
                        is issued, you can exchange it   is transfer all of the policy value in the subaccounts to the fixed
                        for one that provides benefits   account. This exchange does not require our underwriting approval. We do
                        that do not vary with the        not issue a new policy.
                        investment return of the
                        subaccounts.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES      You may direct your net
                        premiums or transfer your
                        policy's value to:

                        o     THE VARIABLE ACCOUNT       o     UNDER THE VARIABLE ACCOUNT your policy's value may increase or
                              which consists of                decrease daily, depending on the investment return. No minimum amount
                              subaccounts, each of             is guaranteed.
                              which invests in a fund
                              with a particular
                              investment objective; or

                        o     THE FIXED ACCOUNT          o     THE FIXED ACCOUNT earns interest rates that we adjust periodically.
                              which is our general             This rate will never be lower than 4%.
                              investment account.

------------------------------------------------------------------------------------------------------------------------------------
SURRENDERS              You may cancel the policy        The cash surrender value is the policy value minus indebtedness while it is in force and receive minus any applicable surrender charges. Partial surrenders are
                        its cash surrender value or      available within certain limits for a fee.
                        take a partial surrender out of
                        your policy.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 9

   POLICY BENEFIT               WHAT IT MEANS                                            HOW IT WORKS
LOANS                  You may borrow against your       Your policy secures the loan.
                       policy's cash surrender value.

------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS              You may transfer your policy's    You may transfer policy value from one subaccount to another or between
                       value.                            subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE     You may add optional benefits     AVAILABLE RIDERS YOU MAY ADD:
BENEFITS               to your policy at an additional
                       cost, in the form of riders (if   o     FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT provides a specified amount
                       you meet certain requirements).         of term insurance. The FYT death benefit is paid if both insureds die
                       The amounts of these benefits           during the first four policy years.
                       do not vary with investment
                       experience of the variable        o     POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be split
                       account. Certain with                   into two individual permanent plans of life insurance then offered by
                       investment experience of                us for exchange, one on the life of each insured, upon the occurrence
                       restrictions apply and are              of a divorce of the insureds or certain changes in federal estate tax
                       restrictions apply and are              law. (See "Federal Taxes.")
                       clearly described in the
                       applicable rider.                 o     SURVIVOR TERM INSURANCE RIDER (STR): STR provides a level, term death benefit payable upon the death of the last surviving insured before the youngest insured's attained insurance age 100.

------------------------------------------------------------------------------------------------------------------------------------



10 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

POLICY RISKS

    POLICY RISK                   WHAT IT MEANS                                         WHAT CAN HAPPEN
INVESTMENT RISK          You direct your net premiums or   o     You can lose cash values due to adverse investment experience. No
                         transfer your policy's value to         minimum amount is guaranteed under the subaccounts of the variable
                         a subaccount that drops in              account.
                         value.
                                                           o     Your death benefit under Option 2 may be lower due to adverse investment experience.

                                                           o     Your policy could lapse due to adverse investment experience if neither the Minimum Initial Guarantee Period nor the DBG is in
                                                                 effect and you do not pay the premiums needed to maintain coverage.

                         -----------------------------------------------------------------------------------------------------------
                         You transfer your policy's        o     The value of the subaccount from which you transferred could
                         value between subaccounts.              increase while the value of the subaccount to which you transferred could decrease.

------------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY   The policy is not suitable as a   o     If you are unable to afford the premiums needed to keep the policy
VALUES IN EARLY YEARS    short-term investment.                  in force for a long period of time, your policy could lapse with no value.

                         -----------------------------------------------------------------------------------------------------------
                         Your policy has little or no      o     Surrender charges apply to this policy for the first 15 policy
                         cash surrender value in the             years. Surrender charges can significantly reduce policy value.
                         early policy years.                     Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

                         -----------------------------------------------------------------------------------------------------------
                         Your ability to take partial      o     You cannot take partial surrenders during the first policy year.
                         surrenders is limited.

------------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK               You do not pay the premiums       o     We will not pay a death benefit if your policy lapses.
                         needed to maintain coverage.

                         -----------------------------------------------------------------------------------------------------------
                         Your policy may lapse due to      o     Surrender charges affect the surrender value, which is a measure we
                         surrender charges.                      use to determine whether your policy will enter a grace period (and possibly lapse). A partial surrender will reduce the policy value, will reduce the death benefit and may terminate the DBG.

                         -----------------------------------------------------------------------------------------------------------
                         You take a loan against           o     Taking a loan increases the risk that your policy will lapse, will
                         your policy.                            have a permanent effect on the policy value, will reduce the death benefit and may terminate the DBG.

                                                           o     The lapse may have adverse tax consequences.

                         -----------------------------------------------------------------------------------------------------------
                         Your policy can lapse due to      o     Your policy could lapse due to adverse investment experience if
                         poor investment performance.            neither the Minimum Initial Premium Period nor the DBG is in effect and you do not pay premium needed to maintain coverage.

------------------------------------------------------------------------------------------------------------------------------------


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 11

    POLICY RISK                   WHAT IT MEANS                                         WHAT CAN HAPPEN
EXCHANGE/                You drop another policy to buy    o     You may pay surrender charges on the policy you drop.
REPLACEMENT RISK         this one.
                                                           o     This policy has surrender charges, which may extend beyond those in the policy you drop.

                                                           o     You will be subject to new incontestability and suicide periods.

                                                           o     You may be in a higher insurance risk-rating category now and you may pay higher premiums.

                                                           o     If you drop the policy, if not part of an exchange under Section
                                                                 1035 of the Code, there may be adverse tax consequences if your total policy value (before any loans) exceeds your investment in the policy.

                                                           o     If you drop the policy as part of an exchange under Section 1035 of the Code and there is a loan on the policy, there may be adverse tax consequences if your total policy value (before the loan)
                                                                 exceeds your investment in the policy.

                         -----------------------------------------------------------------------------------------------------------
                         You use cash values or            o     If you borrow from another policy to buy this one, the loan reduces
                         dividends from another policy           the death benefit on the other policy. If you fail to repay the
                         to buy this one.                        loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it.

                                                           o     If the exchange does not qualify as an exchange under Section 1035 of the Code, there may be adverse tax consequences.

------------------------------------------------------------------------------------------------------------------------------------
TAX RISK                 Certain changes you make to the   o     Federal income tax on earnings will apply to surrenders or loans
                         policy may cause it to become a         from a modified endowment contract or an assignment or pledge of a
                         "modified endowment contract"           modified endowment contract. Earnings come out first on surrenders
                         for federal income tax                  or loans from a modified endowment contract or an assignment or
                         purposes.                               pledge of a modified endowment contract. If you are under age
                                                                 59 1/2, a 10% penalty tax also may apply to these earnings.

                         -----------------------------------------------------------------------------------------------------------
                         If your policy lapses or is       o     You will be taxed on any earnings generated in the policy --
                         fully surrendered with an               earnings in policy cash value and earnings previously taken via
                         outstanding policy loan, you            existing loans. It could be the case that a policy with a
                         may experience a significant            relatively small existing cash value could have significant
                         tax risk, especially if your            earnings that will be taxed upon lapse or surrender of the policy.
                         policy is not a modified
                         endowment contract.

                         -----------------------------------------------------------------------------------------------------------
                         Congress may change current tax   o     You could lose any or all of the specific federal income tax
                         law at any time.                        attributes and benefits of a life insurance policy including tax-deferred accrual of cash values, your ability to take
                         The interpretation of current           non-taxable distributions from the policy and income tax free death
                         tax law is subject to change by         benefits.
                         the Internal Revenue Service
                         (IRS) or the courts at any time.

                         -----------------------------------------------------------------------------------------------------------
                         The policy may fail to qualify    o     Income on the policy (as defined in Section 7702(g) of the Code) is
                         as life insurance for federal           taxable as ordinary income. Your beneficiary may have to pay income
                         income tax purposes.                    tax on part or all of the death benefit.

------------------------------------------------------------------------------------------------------------------------------------



12 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

    POLICY RISK                   WHAT IT MEANS                                         WHAT CAN HAPPEN
                         The IRS may determine that you,   o     You may be taxed on the income of each subaccount to the extent of
                         not the Variable Account, are           your investment.
                         the owner of the fund shares
                         held by our Variable Account.

                         -----------------------------------------------------------------------------------------------------------
                         You may buy this policy to fund   o     The tax-deferred accrual of cash values provided by the policy is
                         a tax-deferred retirement plan.         unnecessary because tax deferral is provided by the tax-deferred retirement plan.

                         The investments in the            o     If a policy fails to qualify as a life insurance policy because it
                         subaccount are not adequately           is not adequately diversified, the policyholder must include in
                         diversified.                            gross income the "income on the contract" (as defined in Section
                                                                 7702(g) of the Code).

------------------------------------------------------------------------------------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.




RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 13

LOADS, FEES AND CHARGES


Policy charges compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month;

2.    the policy fee shown in your policy;

3.    the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which the monthly deduction is to be taken; or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


14 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: the cost providing the death benefit under your policy.

      The cost of insurance for a policy month is calculated as: [A X (B - C)] where:


      "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

      "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

      "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;


2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 15

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.

            LAPSE OR SURRENDER                MAXIMUM
           AT BEGINNING OF YEAR          SURRENDER CHARGE
                     1                      $28,042.27
                     2                       28,042.27
                     3                       28,042.27
                     4                       28,042.27
                     5                       28,042.27
                     6                       28,042.27
                     7                       25,238.05
                     8                       22,433.82
                     9                       19,629.59
                    10                       17,059.05
                    11                       14,021.14
                    12                       11,216.91
                    13                        8,412.68
                    14                        5,608.45
                    15                        2,804.23
                    16                            0.00

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,500,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for standard nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861, which equals $28,042.27.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.


16 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of 12 made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     administrative charges;

o     surrender charges;

o     cost of optional insurance benefits;

o     policy fees;

o     mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY


We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 17

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

o FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.





18 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this policy and other policies and contracts that we and out affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and out affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2006.

      Expense payments non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

      The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:


      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 19

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VERIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                 Growth of capital. Invests principally in common stocks    A I M Advisors, Inc.
Appreciation Fund,               of companies likely to benefit from new or
Series II Shares                 innovative products, services or processes as well as
                                 those with above-average long-term growth and excellent
                                 prospects for future growth. The fund can invest up to
                                 25% of its total assets in foreign securities that
                                 involve risks not associated with investing solely in
                                 the United States.

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                 Long-term growth of capital. Invests primarily in          A I M Advisors, Inc.
Development Fund,                securities (including common stocks, convertible
Series II Shares                 securities and bonds) of small- and medium-sized
                                 companies. The Fund may invest up to 25% of its total
                                 assets in foreign securities.

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund,          Capital growth. Invests at least 65% of its net            A I M Advisors, Inc.
Series I Shares                  assets primarily in common stocks of mid-sized
                                 companies, companies included in the Russell Midcap(R)
                                 Growth Index at the time of purchase. The Fund also has
                                 the flexibility to invest in other types of securities,
                                 including preferred stocks, convertible securities and
                                 bonds.

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial               Capital growth. Actively managed. Invests at least 80%     A I M Advisors, Inc.
Services Fund,                   of its net assets in the equity securities and
Series I Shares                  equity-related instruments of companies involved in the
                                 financial services sector. These companies include, but
                                 are not limited to, banks, insurance companies,
                                 investment and miscellaneous industries (asset managers,
                                 brokerage firms, and government-sponsored agencies and
                                 suppliers to financial services companies).

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International           Long-term growth of capital. Invests primarily in          A I M Advisors, Inc.
Growth Fund, Series II           a diversified portfolio of international equity
Shares (1)                       securities, whose issuers are considered to have strong
                                 earnings momentum. The fund may invest up to 20% of its
                                 total assets in security issuers located in developing
                                 countries and in securities exchangeable for or
                                 convertible into equity securities of foreign companies.

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology              Capital growth. The Fund is actively managed. Invests      A I M Advisors, Inc.
Fund, Series I Shares            at least 80% of its net assets in equity securities and
                                 equity-related instruments of companies engaged in
                                 technology-related industries. These include, but are
                                 not limited to, various applied technologies, hardware,
                                 software, semiconductors, telecommunications equipment
                                 and services, and service-related companies in
                                 information technology. Many of these products and
                                 services are subject to rapid obsolescence, which may
                                 lower the market value of securities of the companies in
                                 this sector.

--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                Long-term growth of capital. Invests primarily             AllianceBernstein L.P.
VPS Growth and Income            in dividend-paying common stocks of large,
Portfolio (Class B)              well-established, "blue-chip" companies.

--------------------------------------------------------------------------------------------------------------------------------



20 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                Long-term growth of capital. Invests primarily in a        AllianceBernstein L.P.
VPS International Value          diversified portfolio of equity securities of
Portfolio (Class B)              established companies selected from more than 40
                                 industries and from more than 40 developed and emerging
                                 market countries.

--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                Long-term growth of capital. Invests primarily in          AllianceBernstein L.P.
VPS Large Cap Growth             equity securities of U.S. companies. Unlike most equity
Portfolio (Class B)(1)           funds, the Portfolio focuses on a relatively small
                                 number of intensively researched companies.

--------------------------------------------------------------------------------------------------------------------------------
American Century                 Capital growth. Invests primarily in stocks of growing     American Century Global Investment
VP International, Class II       foreign companies in developed countries.                  Management, Inc.

--------------------------------------------------------------------------------------------------------------------------------
American Century                 Long-term capital growth, with income as a secondary       American Century Investment
VP Value, Class II               objective. Invests primarily in stocks of companies        Management, Inc.
                                 that management believes to be undervalued at the time
                                 of purchase.

--------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,         Income and capital growth. Invests primarily in stocks,    Calvert Asset Management Company,
Inc. Social Balanced             bonds and money market instruments which offer income      Inc. (CAMCO), investment adviser.
Portfolio                        and capital growth opportunity and which satisfy the       SSgA Funds Management, Inc. and
                                 investment and social criteria.                            New Amsterdam Partners, LLP are the
                                                                                            investment subadvisers.

--------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield              High level of current income with capital appreciation     Columbia Management Advisors, LLC
Fund, Variable Series,           as a secondary objective when consistent with the goal
Class B(1)                       of high current income. The Fund normally invests at
                                 least 80% of its net assets (plus any borrowings for
                                 investment purposes) in high yielding corporate debt
                                 securities, such as bonds, debentures and notes that
                                 are rated below investment grade, or unrated securities
                                 which the Fund's investment advisor has determined to
                                 be of comparable quality. No more than 10% of the
                                 Fund's total assets will normally be invested in
                                 securities rated CCC or lower by S&P or Caa or lower by
                                 Moody's.

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -            Total Return. Invests in commodity-linked derivative       Credit Suisse Asset Management, LLC
Commodity Return                 instruments backed by a portfolio of short-maturity
Strategy Portfolio(1)            investment-grade fixed income securities normally
                                 having an average duration of one year or less.

--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                   High level of current income. Non-diversified mutual       Eaton Vance Management
Floating-Rate                    fund that normally invests primarily in senior floating
Income Fund(1)                   rate loans ("Senior Loans"). Senior Loans typically are
                                 of below investment grade quality and have below
                                 investment grade credit ratings, which ratings are
                                 associated with having high risk, speculative
                                 characteristics. Investments are actively managed, and
                                 may be bought or sold on a daily basis (although loans
                                 are generally held until repaid). The investment
                                 adviser's staff monitors the credit quality of the Fund
                                 holdings, as well as other investments that are
                                 available. The Fund may invest up to 25% of its total
                                 assets in foreign securities and may engage in certain
                                 hedging transactions.

--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 21

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Evergreen VA                     Capital growth with the potential for current income.      Evergreen Investment Management
Fundamental                      Invests in primarily common stocks of large U.S.           Company, LLC
Large Cap Fund - Class 2         companies whose market capitalizations measured at time
                                 of purchase fall within the range tracked by the
                                 Russell 1000(R) Index.

--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)    Long-term capital appreciation. Normally invests           Fidelity Management & Research
Portfolio Service Class 2(1)     primarily in common stocks. Invests in securities of       Company (FMR), investment
                                 companies whose value it believes is not fully             manager; FMR U.K. and FMR Far
                                 recognized by the public. Invests in either "growth"       East, sub-investment advisers.
                                 stocks or "value" stocks or both. The fund invests in
                                 domestic and foreign issuers.

--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &         High total return through a combination of current         Fidelity Management & Research
Income Portfolio Service         income and capital appreciation. Normally invests a        Company (FMR), investment
Class 2                          majority of assets in common stocks with a focus on        manager; FMR U.K., FMR Far East,
                                 those that pay current dividends and show potential for    sub-investment advisers.
                                 capital appreciation. May invest in bonds, including
                                 lower-quality debt securities, as well as stocks that
                                 are not currently paying dividends, but offer prospects
                                 for future income or capital appreciation. Invests in
                                 domestic and foreign issuers. The Fund invests in
                                 either "growth" stocks or "value" stocks or both.

--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap          Long-term growth of capital. Normally invests primarily    FMR, investment manager;
Portfolio Service Class 2        in common stocks. Normally invests at least 80% of         FMR U.K., FMR Far East,
                                 assets in securities of companies with medium market       sub-investment advisers.
                                 capitalizations. May invest in companies with smaller
                                 or larger market capitalizations. Invests in domestic
                                 and foreign issuers. The Fund invests in either
                                 "growth" or "value" common stocks or both.

--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas         Long-term growth of capital. Normally invests primarily    FMR, investment manager;
Portfolio Service Class 2        in common stocks of foreign securities. Normally           FMR U.K., FMR Far East, Fidelity
                                 invests at least 80% of assets in non-U.S. securities.     International Investment Advisors
                                                                                            (FIIA) and FIIA U.K.,
                                                                                            sub-investment advisers.

--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global           High total return. The Fund normally invests at least      Franklin Advisers, Inc.
Real Estate Securities           80% of its net assets in investments of companies
Fund - Class 2                   located anywhere in the world that operates in the real
                                 estate sector.

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small            Long-term total return. The Fund normally invests at       Franklin Advisory Services, LLC
Cap Value Securities             least 80% of its net assets in investments of small
Fund - Class 2                   capitalization companies, and invests primarily to
                                 predominantly in equity securities. The Fund invests
                                 mainly in equity securities of companies that the
                                 manager believes are undervalued.

--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares             Capital appreciation, with income as a secondary goal.     Franklin Mutual Advisers, LLC
Securities Fund - Class 2        The Fund normally invests mainly in equity securities
                                 that the manager believes are undervalued. The Fund
                                 normally invests primarily in undervalued stocks and to
                                 a lesser extent in risk arbitrage securities and
                                 distressed companies.

--------------------------------------------------------------------------------------------------------------------------------



22 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT                Long-term capital appreciation. The Fund invests, under    Goldman Sachs Asset
Mid Cap Value Fund -             normal circumstances, at least 80% of its net assets       Management, L.P.
Institutional Shares             plus any borrowings for investment purposes (measured
                                 at time of purchase)("Net Assets") in a diversified
                                 portfolio of equity investments in mid-cap issuers with
                                 public stock market capitalizations (based upon shares
                                 available for trading on an unrestricted basis) within
                                 the range of the market capitalization of companies
                                 constituting the Russell Midcap(R) Value Index at the
                                 time of investment. If the market capitalization of a
                                 company held by the Fund moves outside this range, the
                                 Fund may, but is not required to, sell the securities.
                                 The capitalization range of the Russell Midcap(R) Value
                                 Index is currently between $613 million and $18.3
                                 billion. Although the Fund will invest primarily in
                                 publicly traded U.S. securities, it may invest up to
                                 25% of its Net Assets in foreign securities, including
                                 securities of issuers in emerging countries and
                                 securities quoted in foreign currencies. The Fund may
                                 invest in the aggregate up to 20% of its Net Assets in
                                 companies with public stock market capitalizations
                                 outside the range of companies constituting the Russell
                                 Midcap(R) Value Index at the time of investment and in
                                 fixed-income securities, such as government, corporate
                                 and bank debt obligations.

--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                    Long-term growth of capital and dividend income. The       Goldman Sachs Asset
VIT Structured                   Fund seeks this objective through a broadly diversified    Management, L.P.
U.S. Equity Fund -               portfolio of large-cap and blue chip equity investments
Institutional Shares             representing all major sectors of the U.S. economy. The
                                 Fund invests, under normal circumstances, at least 90%
                                 of its total assets (not including securities lending
                                 collateral and any investment of that collateral)
                                 measured at time of purchase ("Total Assets") in a
                                 dividend portfolio of equity investments in U.S.
                                 issuers, including foreign companies that are traded in
                                 the United States. However, it is currently anticipated
                                 that, under normal circumstances, the Fund will invest
                                 at least 95% of its net assets plus any borrowings for
                                 investment purposes (measured at the time of purchase)
                                 in such equity investments. The Fund's investments are
                                 selected using both a variety of quantitative
                                 techniques and fundamental research in seeking to
                                 maximize the Fund's expected return, while maintaining
                                 risk, style, capitalization and industry
                                 characteristics similar to the S&P 500 Index. The Fund
                                 seeks a broad representation in most major sectors of
                                 the U.S. economy and a portfolio consisting of
                                 companies with average long-term earnings growth
                                 expectations and dividend yields. The Fund is not
                                 required to limit its investments to securities in the
                                 S&P 500 Index. The Fund's investments in fixed-income
                                 securities are limited to securities that are
                                 considered cash equivalents.

--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 23

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Long-term growth of capital. Invests, under normal         Janus Capital
Global Technology                circumstances, at least 80% of its net assets in
Portfolio: Service Shares        securities of companies that the portfolio manager
                                 believes will benefit significantly from advances or
                                 improvements in technology. It implements this policy
                                 by investing primarily in equity securities of U.S. and
                                 foreign companies selected for their growth potential.

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Long-term growth of capital. Invests, under normal         Janus Capital
International Growth             circumstances, at least 80% of its net assets in
Portfolio: Service Shares        securities of issuers from at least five different
                                 countries, excluding the United States. Although the
                                 Portfolio intends to invest substantially all of its
                                 assets in issuers located outside the United States, it
                                 may at times invest in U.S. issuers and under unusual
                                 circumstances, it may invest all of its assets in fewer
                                 than five countries or even a single country.

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Long-term growth of capital in a manner consistent with    Janus Capital
Large Cap Growth                 the preservation of capital. Invests under normal
Portfolio: Service Shares(1)     circumstances at least 80% of its net assets in common
                                 stocks of large-sized companies. Large-sized companies
                                 are those whose market capitalization falls within the
                                 range of companies in the Russell 1000(R) Index at the
                                 time of purchase.

--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement                Long-term capital appreciation. Invests primarily in       Lazard Asset Management, LLC
International Equity             equity securities, principally common stocks, of
Portfolio - Service Shares       relatively large non-U.S. companies with market
                                 capitalizations in the range of the Morgan Stanley
                                 Capital International (MSCI) Europe, Australia and Far
                                 East (EAFE(R)) Index that the Investment Manager
                                 believes are undervalued based on their earnings, cash
                                 flow or asset values.

--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors                 Capital appreciation. Normally invests at least 80% of     MFS Investment Management(R)
Growth Stock Series -            the fund's net assets in equity securities of companies
Service Class                    MFS believes to have above average earnings growth
                                 potential compared to other companies (growth
                                 companies).

--------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery             Capital appreciation. Invests in stocks of companies       MFS Investment Management(R)
Series - Service Class           MFS believes to have above average earnings growth of
                                 potential compared to other companies (growth
                                 companies).

--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -        Total return. Normally invests at least 80% of the         MFS Investment Management(R)
Service Class                    fund's net assets in securities of issuers in the
                                 utilities industry.

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global               Long-term capital appreciation. Invests mainly in          OppenheimerFunds, Inc.
Securities Fund/VA,              common stocks of U.S. and foreign issuers that are
Service Shares(1)                "growth-type" companies, cyclical industries and
                                 special situations that are considered to have
                                 appreciation possibilities.

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street          Capital appreciation. Invests mainly in common stocks      OppenheimerFunds, Inc.
Small Cap Fund/VA,               of small-capitalization U.S. companies that the fund's
Service Shares(1)                investment manager believes have favorable business
                                 trends or prospects.

--------------------------------------------------------------------------------------------------------------------------------



24 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            High level of current income principally derived from      OppenheimerFunds, Inc.
Bond Fund/VA,                    interest on debt securities. Invests mainly in three
Service Shares(1)                market sectors: debt securities of foreign governments
                                 and companies, U.S. government securities and
                                 lower-rated high yield securities of U.S. and foreign
                                 companies.

--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset              Maximum real return consistent with preservation of        Pacific Investment Management
Portfolio, Advisor               real capital and prudent investment management period.     Company LLC
Share Class(1)                   The Portfolio seeks to achieve its investment objective
                                 by investing under normal circumstances substantially
                                 all of its assets in Institutional Class shares of the
                                 PIMCO Funds, an affiliated open-end investment company,
                                 except the All Asset and All Asset All Authority Funds
                                 ("Underlying Funds"). Though it is anticipated that the
                                 Portfolio will not currently invest in the European
                                 StockPLUS(R) TR Strategy, Far East (ex-Japan) StocksPLUS
                                 (R) TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                                 StocksPLUS(R) Municipal-Backed and StocksPLUS(R) TR
                                 Short Strategy Funds, the Portfolio may invest in these
                                 Funds in the future, without shareholder approval, at
                                 the discretion of the Portfolio's asset allocation
                                 sub-adviser.

--------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income            Current income and long-term growth of capital from a      Pioneer Investment Management, Inc.
VCT Portfolio -                  portfolio consisting primarily of income producing
Class II Shares                  equity securities of U.S. corporations. Normally, the
                                 portfolio invests at least 80% of its total assets in
                                 income producing equity securities of U.S. issuers. The
                                 income producing equity securities in which the
                                 portfolio may invest include common stocks, preferred
                                 stocks and interests in real estate investment trusts
                                 (REITs). The remainder of the portfolio may be invested
                                 in debt securities, most of which are expected to be
                                 convertible into common stocks.

--------------------------------------------------------------------------------------------------------------------------------
Pioneer International            Long-term capital growth. Long-term capital growth.        Pioneer Investment Management, Inc.
Value VCT Portfolio -            Normally, the portfolio invests at least 80% of its
Class II Shares*                 total assets in equity securities of non-U.S. issuers.
                                 These issuers may be located in both developed and
                                 emerging markets. Under normal circumstances, the
                                 portfolio's assets will be invested in securities of
                                 companies domiciled in at least three different foreign
                                 countries.

--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health                 Capital appreciation. The fund pursues its goal by         Putnam Investment Management, LLC
Sciences Fund -                  investing mainly in common stocks of companies in the
Class IB Shares                  health sciences industries, with a focus on growth
                                 stocks. Under normal circumstances, the fund invests at
                                 least 80% of its net assets in securities of (a)
                                 companies that derive at least 50% of their assets,
                                 revenues or profits from the pharmaceutical, health
                                 care services, applied research and development and
                                 medical equipment and supplies industries, or (b)
                                 companies Putnam Management thinks have the potential
                                 for growth as a result of their particular products,
                                 technology, patents or other market advantages in the
                                 health sciences industries.

--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 25

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International          Capital appreciation. The fund pursues its goal by         Putnam Investment Management, LLC
Equity Fund -                    investing mainly in common stocks of companies outside
Class IB Shares                  the United States that Putnam Management believes have
                                 favorable investment potential. Under normal
                                 circumstances, the fund invests at least 80% of its net
                                 assets in equity investments.

--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -           Capital appreciation. The fund pursues its goal by         Putnam Investment Management, LLC
Class IB Shares                  investing mainly in common stocks of U.S. companies,
                                 with a focus on growth stocks.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Maximum total investment return through a combination      RiverSource Investments
Portfolio - Balanced Fund        of capital growth and current income. Invests primarily
                                 in a combination of common and preferred stocks, bonds
                                 and other debt securities. Under normal market
                                 conditions, at least 50% of the Fund's total assets are
                                 invested in common stocks and no less than 25% of the
                                 Fund's total assets are invested in debt securities.
                                 The Fund may invest up to 25% of its total assets in
                                 foreign investments.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Maximum current income consistent with liquidity and       RiverSource Investments
Portfolio - Cash                 stability of principal. Invests primarily in money
Management Fund                  market instruments, such as marketable debt obligations
                                 issued by corporations or the U.S. government or its
                                 agencies, bank certificates of deposit, bankers'
                                 acceptances, letters of credit, and commercial paper,
                                 including asset-backed commercial paper.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through current income and capital       RiverSource Investments
Portfolio - Core                 appreciation. Under normal market conditions, the Fund
Bond Fund(1)                     invests at least 80% of its net assets in bonds and
                                 other debt securities. Although the Fund is not an
                                 index fund, it invests primarily in securities like
                                 those included in the Lehman Brothers Aggregate Bond
                                 Index ("the Index"), which are investment grade and
                                 denominated in U.S. dollars. The Index includes
                                 securities issued by the U.S. government, corporate
                                 bonds and mortgage- and asset-backed securities. The
                                 Fund will not invest in securities rated below
                                 investment grade, although it may hold securities that
                                 have been downgraded.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income while attempting to           RiverSource Investments
Portfolio - Diversified          conserve the value of the investment and continuing a
Bond Fund                        high level of income for the longest period of time.
                                 Under normal market conditions, the Fund invests at
                                 least 80% of its net assets in bonds and other debt
                                 securities. At least 50% of the Fund's net assets will
                                 be invested in securities like those included in the
                                 Lehman Brothers Aggregate Bond Index (Index), which are
                                 investment grade and denominated in U.S. dollars. The
                                 Index includes securities issued by the U.S.
                                 government, corporate bonds, and mortgage- and
                                 asset-backed securities. Although the Fund emphasizes
                                 high- and medium-quality debt securities, it will
                                 assume some credit risk to achieve higher yield and/or
                                 capital appreciation by buying lower-quality (junk)
                                 bonds.

--------------------------------------------------------------------------------------------------------------------------------



26 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income and, as a secondary goal,     RiverSource Investments
Portfolio - Diversified          steady growth of capital. Under normal market
Equity Income Fund               conditions, the Fund invests at least 80% of its net
                                 assets in dividend-paying common and preferred stocks.
                                 The Fund may invest up to 25% of its total assets in
                                 foreign investments.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. The Fund's assets are            RiverSource Investments, adviser;
Portfolio - Emerging             primarily invested in equity securities of emerging        Threadneedle International Limited,
Markets Fund                     market companies. Under normal market conditions, at       an indirect wholly-owned subsidiary
                                 least 80% of the Fund's net assets will be invested in     of Ameriprise Financial, subadviser.
                                 securities of companies that are located in emerging
                                 market countries, or that earn 50% of more of their
                                 total revenues from goods and services produced in
                                 emerging market countries or from sales made in
                                 emerging market countries.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. The Fund's assets are            RiverSource Investments
Portfolio - Fundamental          primarily invested in equity securities of U.S.
Value Fund(1)                    companies. Under normal market conditions, the Fund's
                                 net assets will be invested primarily in companies with
                                 market capitalizations of at least $5 billion at the
                                 time of the Fund's investment.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through income and growth of capital.    RiverSource Investments
Portfolio - Global               Non-diversified mutual fund that invests primarily in
Bond Fund                        debt obligations of U.S. and foreign issuers (which may
                                 include issuers located in emerging markets). Under
                                 normal market conditions, the Fund invests at least 80%
                                 of its net assets in investment-grade corporate or
                                 government debt obligations including money market
                                 instruments of issuers located in at least three
                                 different countries.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Total return that exceeds the rate of inflation over       RiverSource Investments
Portfolio - Global               the long-term. Non-diversified mutual fund that, under
Inflation Protected              normal market conditions, invests at least 80% of its
Securities Fund(1)               net assets in inflation-protected debt securities.
                                 These securities include inflation-indexed bonds of
                                 varying maturities issued by U.S. and foreign
                                 governments, their agencies or instrumentalities, and
                                 corporations.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. Invests primarily in common      RiverSource Investments
Portfolio - Growth Fund          stocks and securities convertible into common stocks
                                 that appear to offer growth opportunities. These growth
                                 opportunities could result from new management, market
                                 developments, or technological superiority. The Fund
                                 may invest up to 25% of its total assets in foreign
                                 investments.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High current income, with capital growth as a secondary    RiverSource Investments
Portfolio - High Yield           objective. Under normal market conditions, the Fund
Bond Fund                        invests at least 80% of its net assets in
                                 high-yielding, high-risk corporate bonds (junk bonds)
                                 issued by U.S. and foreign companies and governments.

--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 27

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through current income and capital       RiverSource Investments, LLC
Portfolio - Income               appreciation. Under normal market conditions, invests
Opportunities Fund(1)            primarily in income-producing debt securities with an
                                 emphasis on the higher rated segment of the high-yield
                                 (junk bond) market. The Fund will purchase only
                                 securities rated B or above, or unrated securities
                                 believed to be of the same quality. If a security falls
                                 below a B rating, the Fund may continue to hold the
                                 security.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Capital appreciation. Invests primarily in equity          RiverSource Investments, adviser;
Portfolio - International        securities of foreign issuers that offer strong growth     Threadneedle International Limited,
Opportunity Fund                 potential. The Fund may invest in developed and in         an indirect wholly-owned subsidiary
                                 emerging markets.                                          of Ameriprise Financial, subadviser.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Under normal market           RiverSource Investments
Portfolio - Large Cap            conditions, the Fund invests at least 80% of its net
Equity Fund                      assets in equity securities of companies with market
                                 capitalization greater than $5 billion at the time of
                                 purchase. The Fund may also invest in income-producing
                                 equity securities and preferred stocks.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Under normal market           RiverSource Investments
Portfolio - Large Cap            conditions, the Fund invests at least 80% of its net
Value Fund(1)                    assets in equity securities of companies with a market
                                 capitalization greater than $5 billion. The Fund may
                                 also invest in income-producing equity securities and
                                 preferred stocks.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Growth of capital. Under normal market conditions, the     RiverSource Investments
Portfolio - Mid Cap              Fund invests at least 80% of its net assets in equity
Growth Fund                      securities of mid capitalization companies. The
                                 investment manager defines mid-cap companies as those
                                 whose market capitalization (number of shares
                                 outstanding multiplied by the share price) falls within
                                 the range of the Russell Mid Cap(R) Growth Index.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Under normal                  RiverSource Investments
Portfolio - Mid Cap              circumstances, the Fund invests at least 80% of its net
Value Fund(1)                    assets (including the amount of any borrowings for
                                 investment purposes) in equity securities of
                                 medium-sized companies. Medium-sized companies are
                                 those whose market capitalizations at the time of
                                 purchase fall within the range of the Russell Midcap(R)
                                 Value Index.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital appreciation. The Fund seeks to          RiverSource Investments
Portfolio - S&P 500              provide investment results that correspond to the total
Index Fund                       return (the combination of appreciation and income) of
                                 large capitalization stocks of U.S. companies. The Fund
                                 invests in common stocks included in the Standard &
                                 Poor's 500 Composite Stock Price Index (S&P 500). The
                                 S&P 500 is made up primarily of large capitalization
                                 companies that represent a broad spectrum of the U.S.
                                 economy.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource                      Long-term growth of capital. Invests primarily in          RiverSource Investments, LLC,
Variable Portfolio -             equity securities of mid cap companies as well as          adviser; Systematic Financial
Select Value Fund(1)             companies with larger and smaller market                   Management, L.P. and WEDGE
                                 capitalizations. The Fund considers mid-cap companies      Capital Management L.L.P.,
                                 to be either those with a market capitalization of up      subadvisers
                                 to $10 billion or those whose market capitalization
                                 falls within range of the Russell 3000(R) Value Index.

--------------------------------------------------------------------------------------------------------------------------------



28 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income and safety of principal       RiverSource Investments
Portfolio - Short Duration       consistent with an investment in U.S. government and
U.S. Government Fund             government agency securities. Under normal market
                                 conditions, at least 80% of the Fund's net assets are
                                 invested in securities issued or guaranteed as to
                                 principal and interest by the U.S. government, its
                                 agencies or instrumentalities.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. Under normal market              RiverSource Investments, adviser;
Portfolio - Small Cap            conditions, at least 80% of the Fund's net assets are      Kenwood Capital Management LLC,
Advantage Fund                   invested in equity securities of companies with market     subadviser.
                                 capitalization of up to $2 billion or that fall within
                                 the range of the Russell 2000(R) Index at the time of
                                 investment.

--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital appreciation. Invests primarily in       RiverSource Investments, adviser;
Portfolio - Small Cap            equity securities. Under normal market conditions, at      Goldman Sachs Asset Management,
Value Fund                       least 80% of the Fund's net assets will be invested in     L.P., Royce & Associates, LLC,
                                 small cap companies with market capitalization, at the     Donald Smith & Co., Inc., Franklin
                                 time of investment, of up to 2.5 billion or that fall      Portfolio Associates LLC and Barrow,
                                 within the range of the Russell 2000(R) Value Index.       Hanley, Mewhinney & Strauss, Inc.,
                                                                                            subadvisers.

--------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                  Capital growth and income through investments in equity    Van Kampen Asset Management
Investment Trust                 securities, including common stocks, preferred stocks
Comstock Portfolio,              and securities convertible into common and preferred
Class II Shares(1)               stocks. The Portfolio emphasizes value style of
                                 investing seeking well-established, undervalued
                                 companies believed by the Portfolio's investment
                                 adviser to possess the potential for capital growth and
                                 income.

--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global            Current income and capital appreciation. Invests           Morgan Stanley Investment
Real Estate Portfolio,           primarily in equity securities of companies in the real    Management Inc., doing business as
Class II Shares(1)               estate industry located throughout the world, including    Van Kampen, adviser; Morgan Stanley
                                 real estate operating companies, real estate investment    Investment Management Limited and
                                 trusts and foreign real estate companies.                  Morgan Stanley Investment
                                                                                            Management Company, sub-advisers

--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                   Long-term capital growth. Invests primarily in             Morgan Stanley Investment
Mid Cap Growth Portfolio,        growth-oriented equity securities of U.S. mid cap          Management Inc., doing business
Class II Shares(1)               companies and foreign companies, including emerging        as Van Kampen.
                                 market securities.

--------------------------------------------------------------------------------------------------------------------------------
Wanger International             Long-term growth of capital. Invests primarily in          Columbia Wanger Asset
Small Cap                        stocks of companies based outside the U.S. with market     Management, L.P.
                                 capitalizations of less than $5 billion at time of
                                 initial purchase.

--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller              Long-term growth of capital. Invests primarily in          Columbia Wanger Asset
Companies                        stocks of small- and medium-size U.S. companies with       Management, L.P.
                                 market capitalizations of less than $5 billion at time
                                 of initial purchase.

--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term total return, consisting of capital              Wells Fargo Funds Management, LLC,
Asset Allocation Fund            appreciation and current income. We seek to achieve the    adviser; Wells Capital Management
                                 Portfolio's investment objective by allocating 60% of      Incorporated, subadviser.
                                 its assets to equity securities and 40% of its assets
                                 to fixed income securities.

--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 29

--------------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVES AND POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term capital appreciation. Invests in equity          Wells Fargo Funds Management, LLC,
International Core Fund          securities of non-U.S. companies that we believe have      adviser; New Star Institutional
                                 strong growth potential and offer good value relative      Managers Limited, subadviser.
                                 to similar investments. We invest primarily in
                                 developed countries, but may invest in emerging markets.

--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term capital appreciation. Invests principally in     Wells Fargo Funds Management, LLC,
Opportunity Fund                 equity securities of medium-capitalization companies,      adviser; Wells Capital Management
                                 defined as those within the range of market                Incorporated, subadviser.
                                 capitalizations of companies in the Russell Midcap(R)
                                 Index. We reserve the right to hedge the portfolio's
                                 foreign currency exposure by purchasing or selling
                                 currency futures and foreign currency forward
                                 contracts. However, under normal circumstances, we will
                                 not engage in extensive foreign currency hedging.

--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT         Long-term capital appreciation. Invests principally in     Wells Fargo Funds Management, LLC,
Small Cap Growth Fund            equity securities of small-capitalization companies        adviser; Wells Capital Management
                                 that we believe have above-average growth potential. We    Incorporated, subadviser.
                                 define small-capitalization companies as those with
                                 market capitalizations at the time of purchase of less
                                 than $2 billion.

--------------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
     Shares.

(1)  These funds are available under the policy effective June 11, 2007.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

30 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the Fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 31

PURCHASING YOUR POLICY

APPLICATION


Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

o     select a specified amount of insurance;


o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.


PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate any net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.




32 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.




RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 33

Accumulation unit values will fluctuate due to:

o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.


TRANSACTIONS INCLUDE:


o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.




34 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

DEATH BENEFIT GUARANTEE

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o     a written request;

o evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months;

o payment of the monthly deductions that were not collected during the grace period; and

o     payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT


During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 35

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o     the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the policy value plus the specified amount; or

o     the applicable percentage of policy value.

EXAMPLE                                                  OPTION 1      OPTION 2
Specified amount                                        $1,000,000    $1,000,000
Policy value                                            $   50,000    $   50,000
Death benefit                                           $1,000,000    $1,050,000
Policy value increases to                               $   80,000    $   80,000
Death benefit                                           $1,000,000    $1,080,000
Policy value decreases to                               $   30,000    $   30,000
Death benefit                                           $1,000,000    $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

o     the policy value on the death benefit valuation date; or

o     the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o     Minimum monthly premium.

o     Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.


36 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may decrease.

o     The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS


Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 37

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.



38 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o     None.

From the fixed account to a subaccount:

o     Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than twelve transfers per year by mail or telephone. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 39

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfer provisions above does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                 NUMBER
By investing an equal number                                       AMOUNT      ACCUMULATION     OF UNITS
of dollars each month ...                          MONTH          INVESTED      UNIT VALUE      PURCHASED
                                                    Jan             $100            $20           5.00
you automatically buy                               Feb              100             18           5.56
more units when the                                 Mar              100             17           5.88
per unit market price is low ...    -------->       Apr              100             15           6.67
                                                    May              100             16           6.25
                                                    June             100             18           5.56
and fewer units                                     July             100             17           5.88
when the per unit                                   Aug              100             19           5.26
market price is high.               -------->       Sept             100             21           4.76
                                                    Oct              100             20           5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.


40 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

POLICY LOANS


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request at our home office (for exception - see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o     90% of the policy value minus surrender charges.

o     For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 41

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (TOLL FREE)

(518) 869-8613 (LOCAL)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


42 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy; or

o     the last surviving insured dies; or

o     the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 43

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws and of how the Internal Revenue Service (IRS) currently interprets them. Both the laws and their interpretation may change.


As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test in Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE OF NY'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or safe income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


44 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

SOURCE OF PROCEEDS                             TAXABLE PORTION OF PRE-DEATH PROCEEDS
-----------------------------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:                                         Any outstanding indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your investment in the policy,(1)
                                               the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments and pledges:      None.(2):

MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                                Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse:                                         Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders:                            Lesser of:

                                               o     the amount received; or

                                               o     policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:

                                               o     the amount of the loan/assignment; or

                                               o     policy value minus your investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):   OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                               OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.
-----------------------------------------------------------------------------------------------------------------------------------

(1)   Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2)   However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

(3)   The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.


MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 45

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

o     the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 15, 1995, on certain policy loans only for key person insurance purchased by employers. Other significant limitations apply.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


46 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan. (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.


On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal adviser before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements (Section 162 of the Code) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.


I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the
--------------------------------
life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092).
Section 1.61-22(d) of the Code provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under Section 1.61-22(d)(2) of the Code, in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 47

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the
---------------------------------------------
non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under Section 1.7872-15 of the Code, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if
(i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 and 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

o The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

o We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium (annualized) when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

o We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.


48 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

o In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

      --    providing services to policy owners; and

      -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:


      -- fees and expenses we collect from policy owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.




RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 49

LEGAL PROCEEDINGS


RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.





50 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

o     Cost of insurance charges;

o     Administrative charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current charges in all years illustrated; and

o     Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% (before June 11, 2007) and 1.06% (after June 11, 2007) of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year;

o     Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 51

ILLUSTRATION                                                                                       FOR POLICIES BEFORE JUNE 11, 2007
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,200,000             MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                 CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                         FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER               ANNUAL PREMIUM $16,000
------------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED            DEATH BENEFIT                           POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%         0%           6%          12%           0%           6%           12%         0%         6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $     16,800  $1,200,000  $ 1,200,000  $ 1,200,000  $    14,144  $    15,038  $    15,932  $      --  $      --  $       --
   2          34,440   1,200,000    1,200,000    1,200,000       27,906       30,576       33,353      5,473      8,142      10,920
   3          52,962   1,200,000    1,200,000    1,200,000       41,272       46,611       52,391     18,839     24,177      29,957
   4          72,410   1,200,000    1,200,000    1,200,000       54,224       63,140       73,183     31,790     40,706      50,749
   5          92,831   1,200,000    1,200,000    1,200,000       66,739       80,152       95,876     44,305     57,718      73,442

   6         114,272   1,200,000    1,200,000    1,200,000       78,797       97,639      120,639     58,607     77,448     100,448
   7         136,786   1,200,000    1,200,000    1,200,000       90,368      115,584      147,646     72,421     97,637     129,699
   8         160,425   1,200,000    1,200,000    1,200,000      101,432      133,981      177,106     85,728    118,277     161,402
   9         185,246   1,200,000    1,200,000    1,200,000      111,943      152,798      209,225     98,483    139,338     195,765
  10         211,309   1,200,000    1,200,000    1,200,000      121,863      172,011      244,246    110,646    160,794     233,029

  15         362,520   1,200,000    1,200,000    1,200,000      169,755      284,734      490,014    169,755    284,734     490,014
  20         555,508   1,200,000    1,200,000    1,200,000      197,913      411,289      890,453    197,913    411,289     890,453
  25         801,815   1,200,000    1,200,000    1,641,261      190,515      546,616    1,563,106    190,515    546,616   1,563,106
  30       1,116,173   1,200,000    1,200,000    2,795,400       92,965      670,717    2,662,285     92,965    670,717   2,662,285
  35       1,517,381          --    1,200,000    4,677,422           --      767,297    4,454,688         --    767,297   4,454,688

  40       2,029,436          --    1,200,000    7,478,664           --      819,561    7,404,618         --    819,561   7,404,618
  45       2,682,963          --    1,200,000   12,401,832           --      774,656   12,401,832         --    774,656  12,401,832
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


52 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

ILLUSTRATION                                                                                       FOR POLICIES BEFORE JUNE 11, 2007
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,200,000           MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                       FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                 ANNUAL PREMIUM $16,000
------------------------------------------------------------------------------------------------------------------------------------
         PREMIUM(1)
         ACCUMULATED              DEATH BENEFIT                       POLICY VALUE                      CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%          6%         12%          0%         6%          12%          0%          6%           12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $     16,800  $1,200,000  $1,200,000  $1,200,000  $   13,844  $   14,728  $   15,613    $     --   $      --   $         --
   2          34,440   1,200,000   1,200,000   1,200,000      27,279      29,910      32,648       4,846       7,476         10,214
   3          52,962   1,200,000   1,200,000   1,200,000      40,286      45,534      51,219      17,852      23,101         28,785
   4          72,410   1,200,000   1,200,000   1,200,000      52,840      61,590      71,451      30,406      39,156         49,017
   5          92,831   1,200,000   1,200,000   1,200,000      64,914      78,057      93,475      42,480      55,623         71,042

   6         114,272   1,200,000   1,200,000   1,200,000      76,468      94,906     117,429      56,278      74,715         97,239
   7         136,786   1,200,000   1,200,000   1,200,000      87,450     112,091     143,453      69,503      94,144        125,506
   8         160,425   1,200,000   1,200,000   1,200,000      97,787     129,550     171,686      82,083     113,846        155,982
   9         185,246   1,200,000   1,200,000   1,200,000     107,387     147,195     202,268      93,927     133,735        188,807
  10         211,309   1,200,000   1,200,000   1,200,000     116,147     164,929     235,353     104,930     153,712        224,136

  15         362,520   1,200,000   1,200,000   1,200,000     147,147     255,596     451,229     147,147     255,596        451,229
  20         555,508   1,200,000   1,200,000   1,200,000     127,506     322,260     775,236     127,506     322,260        775,236
  25         801,815          --   1,200,000   1,374,825          --     298,773   1,309,357          --     298,773      1,309,357
  30       1,116,173          --          --   2,283,244          --          --   2,174,518          --          --      2,174,518
  35       1,517,381          --          --   3,655,558          --          --   3,481,484          --          --      3,481,484

  40       2,029,436          --          --   5,589,230          --          --   5,533,891          --          --      5,533,891
  45       2,682,963          --          --   9,038,155          --          --   9,038,155          --          --      9,038,155
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 53

ILLUSTRATION                                                                                       FOR POLICIES AFTER JUNE 11, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,200,000         MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                     FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                  ANNUAL PREMIUM $16,000
-----------------------------------------------------------------------------------------------------------------------------------

           PREMIUM(1)
          ACCUMULATED             DEATH BENEFIT                          POLICY VALUE                   CASH SURRENDER VALUE
END OF    WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST       ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%          6%          12%           0%        6%         12%           0%        6%         12%
---------------------------------------------------------------------------------------------------------------------------------
   1     $      16,800  $1,200,000  $1,200,000  $ 1,200,000    $ 14,141  $ 15,035  $    15,929    $     --  $     --  $        --
   2            34,440   1,200,000   1,200,000    1,200,000      27,898    30,567       33,344       5,464     8,133       10,910
   3            52,962   1,200,000   1,200,000    1,200,000      41,255    46,593       52,371      18,821    24,159       29,937
   4            72,410   1,200,000   1,200,000    1,200,000      54,196    63,108       73,147      31,762    40,675       50,713
   5            92,831   1,200,000   1,200,000    1,200,000      66,698    80,103       95,820      44,264    57,669       73,386

   6           114,272   1,200,000   1,200,000    1,200,000      78,741    97,569      120,554      58,550    77,379      100,364
   7           136,786   1,200,000   1,200,000    1,200,000      90,294   115,489      147,526      72,347    97,542      129,579
   8           160,425   1,200,000   1,200,000    1,200,000     101,338   133,857      176,941      85,634   118,153      161,237
   9           185,246   1,200,000   1,200,000    1,200,000     111,828   152,639      209,006      98,367   139,179      195,545
  10           211,309   1,200,000   1,200,000    1,200,000     121,724   171,812      243,959     110,507   160,595      232,742

  15           362,520   1,200,000   1,200,000    1,200,000     169,472   284,230      489,112     169,472   284,230      489,112
  20           555,508   1,200,000   1,200,000    1,200,000     197,449   410,255      888,122     197,449   410,255      888,122
  25           801,815   1,200,000   1,200,000    1,635,685     189,845   544,697    1,557,795     189,845   544,697    1,557,795
  30         1,116,173   1,200,000   1,200,000    2,783,791      92,069   667,204    2,651,229      92,069   667,204    2,651,229
  35         1,517,381          --   1,200,000    4,654,276          --   760,338    4,432,644          --   760,338    4,432,644

  40         2,029,436          --   1,200,000    7,435,483          --   803,505    7,361,865          --   803,505    7,361,865
  45         2,682,963          --   1,200,000   12,319,716          --   727,971   12,319,716          --   727,971   12,319,716
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.





54 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

ILLUSTRATION                                                                                       FOR POLICIES AFTER JUNE 11, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,200,000         MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                     FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                  ANNUAL PREMIUM $16,000
-----------------------------------------------------------------------------------------------------------------------------------
           PREMIUM(1)
          ACCUMULATED              DEATH BENEFIT                         POLICY VALUE                   CASH SURRENDER VALUE
END OF    WITH ANNUAL       ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%          6%          12%           0%        6%         12%           0%        6%         12%
---------------------------------------------------------------------------------------------------------------------------------
   1     $      16,800  $1,200,000  $1,200,000  $ 1,200,000    $ 13,841  $ 14,725  $    15,610    $     --  $     --  $        --
   2            34,440   1,200,000   1,200,000    1,200,000      27,271    29,901       32,638       4,837     7,467       10,204
   3            52,962   1,200,000   1,200,000    1,200,000      40,269    45,516       51,199      17,835    23,082       28,765
   4            72,410   1,200,000   1,200,000    1,200,000      52,813    61,559       71,416      30,379    39,125       48,982
   5            92,831   1,200,000   1,200,000    1,200,000      64,874    78,010       93,420      42,440    55,576       70,986

   6           114,272   1,200,000   1,200,000    1,200,000      76,413    94,838      117,347      56,222    74,647       97,156
   7           136,786   1,200,000   1,200,000    1,200,000      87,377   111,999      143,336      69,430    94,052      125,389
   8           160,425   1,200,000   1,200,000    1,200,000      97,695   129,428      171,525      81,992   113,724      155,821
   9           185,246   1,200,000   1,200,000    1,200,000     107,275   147,039      202,053      93,814   133,579      188,593
  10           211,309   1,200,000   1,200,000    1,200,000     116,012   164,734      235,073     104,795   153,518      223,856

  15           362,520   1,200,000   1,200,000    1,200,000     146,881   255,118      450,366     146,881   255,118      450,366
  20           555,508   1,200,000   1,200,000    1,200,000     127,094   321,299      773,008     127,094   321,299      773,008
  25           801,815          --   1,200,000    1,369,260          --   296,967    1,304,058          --   296,967    1,304,058
  30         1,116,173          --          --    2,272,397          --        --    2,164,187          --        --    2,164,187
  35         1,517,381          --          --    3,635,413          --        --    3,462,298          --        --    3,462,298

  40         2,029,436          --          --    5,553,967          --        --    5,498,978          --        --    5,498,978
  45         2,682,963          --          --    8,973,648          --        --    8,973,648          --        --    8,973,648
---------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.






RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 55

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, normally 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.


56 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

      -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

      -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

o On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information
(SAI). The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 57

RIVERSOURCE [LOGO](SM)
         INSURANCE

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Co. of New York at the telephone number and address listed below.
 The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                  RiverSource Life Insurance Co. of New York
                 20 Madison Avenue Extension, Albany, NY 12203
                                (800) 541-2251
                        riversource.com/life insurance

 You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
                 100 F. Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-5213

           (C) 2007 Ameriprise Financial, Inc. All rights reserved.


S-6203 J (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

           RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE
                           (SUCCESSION SELECT - NY)


               RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL - NY)
           RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III - NY)
            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)
           RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES
                               (VUL IV ES - NY)


     (previously IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE, IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE, IDS LIFE OF
    NEW YORK VARIABLE UNIVERSAL LIFE III and IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV/IDS LIFE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES)


                                  MAY 1, 2007

ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           Website address: riversource.com/lifeinsurance


           RIVERSOURCE OF NEW YORK ACCOUNT 8
           (PREVIOUSLY IDS LIFE OF NEW YORK ACCOUNT 8)

RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE OF NY .............................   P. 3

   Ownership .........................................................   p. 3

   State Regulation ..................................................   p. 3

   Reports ...........................................................   p. 3

   Rating Agencies ...................................................   p. 3

PRINCIPAL UNDERWRITER ................................................   P. 3

THE VARIABLE ACCOUNT .................................................   P. 4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES ...........   P. 4

   Additional Information on Payment Options for Succession
   Select - NY,  VUL - NY, VUL III - NY, VUL IV - NY
   and VUL IV ES - NY ................................................   p. 4

REVENUES RECEIVED DURING CALENDAR YEAR 2006 ..........................   P. 9

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................   P. 9

FINANCIAL INFORMATION


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


2 - RIVERSOURCE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT RIVERSOURCE LIFE OF NY


We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205.


We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:


A.M. Best                                                       www.ambest.com
Fitch                                                     www.fitchratings.com
Moody's                                               www.moodys.com/insurance
Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $14,651,291; 2005:
$10,411,805; 2004: $7,278,913. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 3

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT - NY, VUL - NY, VUL III - NY, VUL IV - NY AND VUL IV ES - NY

SUCCESSION SELECT - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                 PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                    (YEARS)          PLACED UNDER OPTION B
                       10                   $9.61
                       15                    6.87
                       20                    5.51
                       25                    4.71
                       30                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


4 - RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                           LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------
AGE        BEGINNING           5 YEARS           10 YEARS         15 YEARS
PAYEE       IN YEAR         MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65            2005         $ 5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
              2010           5.19     4.61     5.08     4.57     4.90     4.49
              2015           5.11     4.55     5.01     4.51     4.84     4.43
              2020           5.03     4.49     4.94     4.45     4.78     4.39
              2025           4.95     4.43     4.87     4.40     4.73     4.34
              2030           4.88     4.38     4.81     4.35     4.68     4.30
70            2005           6.15     5.37     5.88     5.26     5.49     5.07
              2010           6.03     5.28     5.79     5.18     5.42     5.00
              2015           5.92     5.19     5.70     5.10     5.36     4.94
              2020           5.81     5.10     5.61     5.03     5.30     4.88
              2025           5.71     5.03     5.53     4.96     5.24     4.83
              2030           5.61     4.95     5.45     4.89     5.18     4.77
75            2005           7.30     6.36     6.74     6.09     6.01     5.67
              2010           7.14     6.23     6.63     5.99     5.95     5.60
              2015           6.99     6.10     6.52     5.89     5.90     5.54
              2020           6.84     5.99     6.42     5.79     5.84     5.47
              2025           6.71     5.88     6.32     5.71     5.78     5.41
              2030           6.58     5.78     6.23     5.62     5.73     5.35
85            2005          10.68     9.65     8.52     8.14     6.73     6.64
              2010          10.45     9.41     8.44     8.04     6.72     6.62
              2015          10.22     9.19     8.36     7.93     6.70     6.59
              2020          10.00     8.98     8.27     7.83     6.68     6.57
              2025           9.79     8.78     8.19     7.74     6.67     6.54
              2030           9.60     8.59     8.11     7.64     6.65     6.52

VUL - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                   PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                      (YEARS)         PLACED UNDER OPTION B
                          5                   $18.32
                         10                    10.06
                         15                     7.34
                         20                     6.00
                         25                     5.22
                         30                     4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


RIVERSOURCE OF NEW YORK ACCOUNT 8 - 5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT   CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT
          Before 1920                0                   1945-1949                  6
          1920-1924                  1                   1950-1959                  7
          1925-1929                  2                   1960-1969                  8
          1930-1934                  3                   1970-1979                  9
          1935-1939                  4                   1980-1989                 10
          1940-1944                  5                  After 1989                 11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                          LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------
                              10 YEARS          15 YEARS           20 YEARS
ADJUSTED AGE PAYEE         MALE    FEMALE    MALE    FEMALE     MALE   FEMALE
50                        $ 4.81   $ 4.47   $ 4.74   $ 4.45   $ 4.65   $ 4.40
55                          5.20     4.80     5.09     4.74     4.94     4.87
60                          5.70     5.22     5.51     5.12     5.25     4.98
65                          6.35     5.77     5.98     5.58     5.54     5.32
70                          7.14     6.50     6.47     6.12     5.77     5.63
75                          8.00     7.40     6.87     6.64     5.91     5.85

VUL III - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                   PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                      (YEARS)          PLACED UNDER OPTION B
                         10                   $9.61
                         15                    6.87
                         20                    5.51
                         25                    4.71
                         30                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


6 - RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT   CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT
          Before 1920                0                   1945-1949                  6
          1920-1924                  1                   1950-1959                  7
          1925-1929                  2                   1960-1969                  8
          1930-1934                  3                   1970-1979                  9
          1935-1939                  4                   1980-1989                 10
          1940-1944                  5                  After 1989                 11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                          LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------------
                              10 YEARS          15 YEARS           20 YEARS
ADJUSTED AGE PAYEE         MALE    FEMALE    MALE    FEMALE     MALE    FEMALE
50                        $ 4.22   $ 3.89   $ 4.17   $ 3.86   $ 4.08   $ 3.82
55                          4.62     4.22     4.53     4.18     4.39     4.11
60                          5.14     4.66     4.96     4.57     5.71     4.44
65                          5.81     5.22     5.46     5.05     5.02     4.79
70                          6.61     5.96     5.96     5.60     5.27     5.12
75                          7.49     6.89     6.38     6.14     5.42     5.35

VUL IV - NY/VUL IV ES - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                   PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                      (YEARS)          PLACED UNDER OPTION B
                         10                   $9.61
                         15                    6.87
                         20                    5.51
                         25                    4.71
                         30                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


RIVERSOURCE OF NEW YORK ACCOUNT 8 - 7

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                           LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------
AGE        BEGINNING           5 YEARS           10 YEARS         15 YEARS
PAYEE       IN YEAR         MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65           2005          $ 5.28   $ 4.68   $ 5.16   $ 4.63   $ 4.96   $ 4.54
             2010            5.19     4.61     5.08     4.57     4.90     4.49
             2015            5.11     4.55     5.01     4.51     4.84     4.43
             2020            5.03     4.49     4.94     4.45     4.78     4.39
             2025            4.95     4.43     4.87     4.40     4.73     4.34
             2030            4.88     4.38     4.81     4.35     4.68     4.30
70           2005            6.15     5.37     5.88     5.26     5.49     5.07
             2010            6.03     5.28     5.79     5.18     5.42     5.00
             2015            5.92     5.19     5.70     5.10     5.36     4.94
             2020            5.81     5.10     5.61     5.03     5.30     4.88
             2025            5.71     5.03     5.53     4.96     5.24     4.83
             2030            5.61     4.95     5.45     4.89     5.18     4.77
75           2005            7.30     6.36     6.74     6.09     6.01     5.67
             2010            7.14     6.23     6.63     5.99     5.95     5.60
             2015            6.99     6.10     6.52     5.89     5.90     5.54
             2020            6.84     5.99     6.42     5.79     5.84     5.47
             2025            6.71     5.88     6.32     5.71     5.78     5.41
             2030            6.58     5.78     6.23     5.62     5.73     5.35
85           2005           10.68     9.65     8.52     8.14     6.73     6.64
             2010           10.45     9.41     8.44     8.04     6.72     6.62
             2015           10.22     9.19     8.36     7.93     6.70     6.59
             2020           10.00     8.98     8.27     7.83     6.68     6.57
             2025            9.79     8.78     8.19     7.74     6.67     6.54
             2030            9.60     8.59     8.11     7.64     6.65     6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


8 - RIVERSOURCE OF NEW YORK ACCOUNT 8

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.

--------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                          $ 14,119,393.11
Wanger Advisors Trust                                            $  9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust       $  9,889,398.02
American Century(R) Variable Portfolios, Inc.                    $  8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.            $  6,935,380.14
AIM Variable Insurance Funds                                     $  6,806,164.35
Goldman Sachs Variable Insurance Trust                           $  6,192,884.80
Oppenheimer Variable Account Funds                               $  5,619,718.04
Van Kampen Life Investment Trust                                 $  4,719,402.91
MFS(R) Variable Insurance Trust(SM)                              $  3,669,262.58
Putnam Variable Trust                                            $  3,209,435.18
Wells Fargo Advantage Variable Trust Funds                       $  1,839,774.87
Evergreen Variable Annuity Trust                                 $  1,525,346.92
Credit Suisse Trust                                              $  1,417,351.20
Janus Aspen Series                                               $  1,336,421.58
Lazard Retirement Series, Inc.                                   $  1,320,263.36
Columbia Funds Variable Insurance Trust                          $  1,225,769.87
Third Avenue Variable Series Trust                               $    988,460.13
Royce Capital Fund                                               $    812,542.64
Pioneer Variable Contracts Trust                                 $    433,483.35
PIMCO Variable Insurance Trust                                   $    319,348.24
The Universal Institutional Funds, Inc.                          $    208,788.04
Calvert Variable Series, Inc.                                    $    201,270.34
Neuberger Berman Advisers Management Trust                       $    157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund   $    143,753.64
STI Classic Variable Trust                                       $     38,512.36
Premier VIT                                                      $     13,581.86
Baron Capital Funds Trust                                        $      7,097.88
J.P. Morgan Series Trust II                                      $      4,376.19
Legg Mason Partners Variable Portfolios                          $        885.00
--------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Account 8, which includes RiverSource Succession Select(SM) Variable Life Insurance, RiverSource(R) Variable Universal Life, RiverSource(R) Variable Universal Life III, RiverSource(R) Variable Universal Life IV and RiverSource(R) Variable Universal Life IV - Estate Series at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 79 segregated asset subaccounts of RiverSource of New York Account 8 (previously IDS Life of New York Account 8), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Account 8's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Account 8's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 79 segregated asset subaccounts of RiverSource of New York Account 8, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst & Young LLP


Minneapolis, Minnesota

April 24, 2007



10 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            AIM VI         AIM VI        AIM VI           AIM VI          AIM VI
                                                           CAP APPR,      CAP APPR,      CAP DEV,        CAP DEV,        CORE EQ,
DEC. 31, 2006                                                SER I         SER II         SER I           SER II          SER I
ASSETS

Investments, at value(1),(2)                             $    844,911   $    484,840   $    822,865   $      187,299   $ 19,835,527
Dividends receivable                                               --             --             --               --             --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                     --            421             68               32             --
Receivable for share redemptions                               27,678            338            586              130         57,690
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  872,589        485,599        823,519          187,461     19,893,217
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                 626            338            586              130         14,258
   Contract terminations                                       27,052             --             --               --         43,432
Payable for investments purchased                                  --            421             68               32             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              27,678            759            654              162         57,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                        844,911        484,840        822,865          187,299     19,835,527
Net assets applicable to seed money                                --             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $    844,911   $    484,840   $    822,865   $      187,299   $ 19,835,527
====================================================================================================================================
(1) Investment shares                                          32,224         18,712         44,648           10,297        728,712
(2) Investments, at cost                                 $    733,707   $    439,113   $    610,261   $      180,199   $ 17,235,808
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                            AIM VI         AIM VI         AIM VI          AB VPS          AB VPS
                                                             DYN,         FIN SERV,        TECH,        GRO & INC,       INTL VAL,
DEC. 31, 2006 (CONTINUED)                                   SER I           SER I          SER I           CL B            CL B
ASSETS

Investments, at value(1),(2)                             $     54,583   $     25,110   $     73,039   $    1,234,870   $  2,252,868
Dividends receivable                                               --             --             --               --             --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                     --             --             --               --          6,810
Receivable for share redemptions                                   38             17             52            1,162          1,575
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   54,621         25,127         73,091        1,236,032      2,261,253
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                  38             17             52              850          1,576
   Contract terminations                                           --             --             --              312           --
Payable for investments purchased                                  --             --             --               --          6,810
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  38             17             52            1,162          8,386
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                               54,583         25,110         73,039        1,234,870      2,252,867
Net assets applicable to seed money                                --             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $     54,583   $     25,110   $     73,039   $    1,234,870   $  2,252,867
====================================================================================================================================
(1) Investment shares                                           3,183          1,442          5,210           45,855         91,062
(2) Investments, at cost                                 $     47,817   $     22,479   $     66,686   $    1,103,649   $  1,723,748
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                             AC VP          AC VP         AC VP           AC VP          CALVERT
                                                             INTL,          INTL,          VAL,            VAL,         VS SOCIAL
DEC. 31, 2006 (CONTINUED)                                    CL I           CL II          CL I           CL II            BAL
ASSETS

Investments, at value(1),(2)                             $  2,551,292   $    414,797   $  8,297,448   $    1,418,661   $    684,397
Dividends receivable                                               --             --             --               --             --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                     --             --         40,854              412             --
Receivable for share redemptions                               11,424            486          5,885            1,008          7,783
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,562,716        415,283      8,344,187        1,420,081        692,180
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                               1,838            282          5,885            1,008            495
   Contract terminations                                        9,587            204           --                 --          7,288
Payable for investments purchased                                  --             --         40,854              412             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              11,425            486         46,739            1,420          7,783
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                            2,551,291        414,797      8,297,448        1,418,661        684,397
Net assets applicable to seed money                                --             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  2,551,291   $    414,797   $  8,297,448   $    1,418,661   $    684,397
====================================================================================================================================
(1) Investment shares                                         252,104         41,069        949,365          162,504        337,141
(2) Investments, at cost                                 $  1,722,977   $    329,227   $  7,059,370   $    1,319,448   $    622,313
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                              COL            CS             CS            EG VA          FID VIP
                                                           HI YIELD,       MID-CAP        SM CAP        FUNDAMENTAL     GRO & INC,
DEC. 31, 2006 (CONTINUED)                                   VS CL B         CORE           CORE I      LG CAP, CL 2      SERV CL
ASSETS

Investments, at value(1),(2)                             $     28,060   $    293,418   $    492,401   $      197,317   $  8,698,330
Dividends receivable                                               --             --             --               --             --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                     --             --             --               --             --
Receivable for share redemptions                                   18            243            501              135          7,502
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   28,078        293,661        492,902          197,452      8,705,832
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                  17            215            355              135          6,257
   Contract terminations                                           --             28            146               --          1,245
Payable for investments purchased                                  --             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  17            243            501              135          7,502
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                               28,061        293,418        492,401          197,317      8,698,330
Net assets applicable to seed money                                --             --             --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $     28,061   $    293,418   $    492,401   $      197,317   $  8,698,330
====================================================================================================================================
(1) Investment shares                                           2,434         21,832         31,564           10,103        543,306
(2) Investments, at cost                                 $     27,163   $    239,560   $    433,100   $      180,709   $  6,985,391
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



12 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                           FID VIP        FID VIP         FID VIP         FID VIP         FID VIP
                                                          GRO & INC,      MID CAP,       MID CAP,        OVERSEAS,       OVERSEAS,
DEC. 31, 2006 (CONTINUED)                                 SERV CL 2       SERV CL        SERV CL 2        SERV CL        SERV CL 2
ASSETS

Investments, at value(1),(2)                             $  1,586,147   $ 13,810,641   $   3,247,197  $    3,409,876   $    892,446
Dividends receivable                                               --             --              --              --             --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                    196             --           3,339              --          2,745
Receivable for share redemptions                                1,120         20,889           2,280           3,587            619
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                1,587,463     13,831,530       3,252,816       3,413,463        895,810
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                               1,120          9,914           2,280           2,449            619
   Contract terminations                                           --         10,975              --           1,138             --
Payable for investments purchased                                 196             --           3,339              --          2,745
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               1,316         20,889           5,619           3,587          3,364
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                            1,586,147     13,810,641       3,247,197       3,409,876        892,446
Net assets applicable to seed money                                --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  1,586,147   $ 13,810,641   $   3,247,197  $    3,409,876   $    892,446
====================================================================================================================================
(1) Investment shares                                         100,009        399,267          94,809         142,912         37,577
(2) Investments, at cost                                 $  1,381,789   $  9,882,793   $   2,886,837  $    2,361,557   $    705,552
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                         FTVIPT FRANK   FTVIPT FRANK   FTVIPT MUTUAL      FTVIPT          GS VIT
                                                          GLOBAL REAL    SM CAP VAL,       SHARES        TEMP FOR      MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                                  EST, CL 2        CL 2         SEC, CL 2       SEC, CL 2         INST
ASSETS

Investments, at value(1),(2)                             $  6,501,598   $  3,481,084   $     844,348  $    3,918,466   $ 10,183,478
Dividends receivable                                               --             --              --              --             --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                     --          1,481             556           3,772         26,192
Receivable for share redemptions                               49,514          2,468             595           2,807          7,230
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                6,551,112      3,485,033         845,499       3,925,045     10,216,900
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                               4,659          2,468             595           2,807          7,230
   Contract terminations                                       44,855             --              --              --             --
Payable for investments purchased                                  --          1,481             556           3,772         26,192
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              49,514          3,949           1,151           6,579         33,422
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                            6,501,598      3,481,084         844,348       3,918,466     10,183,478
Net assets applicable to seed money                                --             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $  6,501,598   $  3,481,084   $     844,348  $    3,918,466   $ 10,183,478
====================================================================================================================================
(1) Investment shares                                         187,474        185,263          41,248         209,320        632,907
(2) Investments, at cost                                 $  4,795,613   $  2,766,325   $     738,577  $    2,706,446   $  9,154,316
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                       GS VIT           GS VIT        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                     STRUCTD SM      STRUCTD U.S.    GLOBAL TECH,      INTL GRO,      MID CAP GRO,
DEC. 31, 2006 (CONTINUED)                           CAP EQ, INST       EQ, INST          SERV            SERV            SERV
ASSETS

Investments, at value(1),(2)                       $      894,111   $    4,551,956   $     608,024   $   5,009,379   $      511,093
Dividends receivable                                           --               --              --              --               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                 --               --              --          49,228              141
Receivable for share redemptions                           28,583            8,698          32,107           3,493              364
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              922,694        4,560,654         640,131       5,062,100          511,598
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             669            3,233             444           3,493              364
   Contract terminations                                   27,914            5,465          31,662              --               --
Payable for investments purchased                              --               --              --          49,228              141
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          28,583            8,698          32,106          52,721              505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                    894,111        4,551,956         608,025       5,009,379          511,093
Net assets applicable to seed money                            --               --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $      894,111   $    4,551,956   $     608,025   $   5,009,379   $      511,093
====================================================================================================================================
(1) Investment shares                                      61,919          310,290         142,395          98,980           15,877
(2) Investments, at cost                           $      799,295   $    3,803,183   $     542,920   $   2,963,042   $      368,787
------------------------------------------------------------------------------------------------------------------------------------

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                      LAZARD             MFS              MFS             MFS            OPPEN
                                                      RETIRE        INV GRO STOCK,      NEW DIS,       UTILITIES,    GLOBAL SEC VA,
DEC. 31, 2006 (CONTINUED)                          INTL EQ, SERV       SERV CL          SERV CL         SERV CL          SERV
ASSETS

Investments, at value(1),(2)                       $    2,888,504   $    1,895,350   $   1,530,207   $     499,972   $       32,032
Dividends receivable                                           --               --              --              --               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                              3,846              578              --              51               --
Receivable for share redemptions                            2,050            1,361           1,125             351               22
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            2,894,400        1,897,289       1,531,332         500,374           32,054
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                           2,050            1,361           1,099             351               22
   Contract terminations                                       --               --              26              --               --
Payable for investments purchased                           3,846              578              --              51               --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           5,896            1,939           1,125             402               22
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                  2,888,504        1,895,350       1,530,207         499,972           32,032
Net assets applicable to seed money                            --               --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $    2,888,504   $    1,895,350   $   1,530,207   $     499,972   $       32,032
====================================================================================================================================
(1) Investment shares                                     193,990          181,721          89,225          17,234              878
(2) Investments, at cost                           $    2,178,262   $    1,639,335   $   1,212,044   $     408,417   $       31,183
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



14 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                       OPPEN            OPPEN           PIONEER         PIONEER         PUT VT
                                                     MAIN ST SM       STRATEGIC       EQ INC VCT,    INTL VAL VCT,   HLTH SCIENCES,
DEC. 31, 2006 (CONTINUED)                           CAP VA, SERV     BOND VA, SERV       CL II           CL II           CL IB
ASSETS

Investments, at value(1),(2)                       $       25,426   $       58,490   $     652,631   $     221,951   $       64,207
Dividends receivable                                           --               --              --              --               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                                 17            3,230             238              --               11
Receivable for share redemptions                               12               35             449              79               46
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                               25,455           61,755         653,318         222,030           64,264
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                              12               35             449              75               46
   Contract terminations                                       --               --              --               4               --
Payable for investments purchased                              17            3,230             238              --               11
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              29            3,265             687              79               57
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                     25,426           58,490         652,631         221,951           64,207
Net assets applicable to seed money                            --               --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $       25,426   $       58,490   $     652,631   $     221,951   $       64,207
====================================================================================================================================
(1) Investment shares                                       1,340           10,953          26,032          13,322            4,721
(2) Investments, at cost                           $       24,837   $       57,776   $     591,405   $     220,382   $       59,851
------------------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
                                                      PUT VT            PUT VT          PUT VT          PUT VT           PUT VT
                                                     HI YIELD,         INTL EQ,      INTL NEW OPP,      NEW OPP,         VISTA,
DEC. 31, 2006 (CONTINUED)                              CL IB            CL IB           CL IB            CL IA            CL IB
ASSETS

Investments, at value(1),(2)                       $    1,088,419   $      164,945   $   1,039,929   $  13,126,131   $      505,266
Dividends receivable                                           --               --              --              --               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                              2,150               --             795              --               85
Receivable for share redemptions                              775              117             748          18,697              365
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,091,344          165,062       1,041,472      13,144,828          505,716
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             775              117             747           9,417              365
   Contract terminations                                       --               --              --           9,280               --
Payable for investments purchased                           2,150               --             795              --               85
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           2,925              117           1,542          18,697              450
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                  1,088,419          164,945       1,039,930      13,126,131          505,266
Net assets applicable to seed money                            --               --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $    1,088,419   $      164,945   $   1,039,930   $  13,126,131   $      505,266
====================================================================================================================================
(1) Investment shares                                     139,900            7,992          56,982         644,702           34,372
(2) Investments, at cost                           $    1,039,947   $      119,333       $ 648,755   $  15,240,729   $      388,160
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                      RVS VP         RVS VP           RVS VP            RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                              BAL          CASH MGMT        CORE BOND         DIV BOND       DIV EQ INC
ASSETS

Investments, at value(1),(2)                       $ 28,569,339   $  6,414,367   $          12,768   $ 12,194,071   $   20,062,042
Dividends receivable                                         --         22,513                  34         44,427               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                           33,744          1,969                  --             --               --
Receivable for share redemptions                             --             --                  --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         28,603,083      6,438,849              12,802     12,238,498       20,062,042
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                        20,437          4,502                   8          8,688           14,239
   Contract terminations                                     --             --                  --         58,658            3,178
Payable for investments purchased                            --             --                  --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        20,437          4,502                   8         67,346           17,417
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                               28,582,646      6,434,347              11,752     12,171,152       20,044,625
Net assets applicable to seed money                          --             --               1,042             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 28,582,646   $  6,434,347   $          12,794   $ 12,171,152   $   20,044,625
===================================================================================================================================
(1) Investment shares                                 1,829,866      6,416,655               1,301      1,164,473        1,296,226
(2) Investments, at cost                           $ 26,040,441   $  6,414,359   $          12,744   $ 12,197,039   $   16,688,323
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                                                      RVS VP
                                                      RVS VP         RVS VP      GLOBAL INFLATION       RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                           EMER MKTS     GLOBAL BOND        PROT SEC            GRO        HI YIELD BOND
ASSETS

Investments, at value(1),(2)                       $  2,460,375   $  2,412,771   $          11,731   $  3,094,528   $    4,773,800
Dividends receivable                                         --          4,032                  --             --           30,445
Accounts receivable from RiverSource Life of NY
for contract purchase payments                               --            537                  --          1,863           14,399
Receivable for share redemptions                             --             --                  --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                          2,460,375      2,417,340              11,731      3,096,391        4,818,644
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                         1,753          1,709                   7          2,188            3,435
   Contract terminations                                    928             --                  --             --               --
Payable for investments purchased                            --             --                  --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,681          1,709                   7          2,188            3,435
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                2,457,694      2,415,631              10,693      3,094,203        4,815,209
Net assets applicable to seed money                          --             --               1,031             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  2,457,694   $  2,415,631   $          11,724   $  3,094,203   $    4,815,209
===================================================================================================================================
(1) Investment shares                                   141,803        221,295               1,202        412,663          696,472
(2) Investments, at cost                           $  1,985,831   $  2,390,992   $          11,919   $  2,651,878   $    4,548,236
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



16 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                      RVS VP         RVS VP           RVS VP           RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                             INC OPP       INTL OPP         LG CAP EQ        LG CAP VAL     MID CAP GRO
ASSETS

Investments, at value(1),(2)                       $      7,903   $ 16,545,154   $      43,524,136   $      1,711   $      412,733
Dividends receivable                                         44             --                  --             --               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                               --             --                  --             --               42
Receivable for share redemptions                             --             --                  --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              7,947     16,545,154          43,524,136          1,711          412,775
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             6         11,857              31,167              1              293
   Contract terminations                                     --         40,101              22,967             --               --
Payable for investments purchased                            --             --                  --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             6         51,958              54,134              1              293
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                    5,835     16,493,196          43,470,002          1,627          412,482
Net assets applicable to seed money                       2,106             --                  --             83               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $      7,941   $ 16,493,196   $      43,470,002   $      1,710   $      412,482
===================================================================================================================================
(1) Investment shares                                       766      1,254,655           1,738,136            140           36,145
(2) Investments, at cost                           $      7,774   $ 10,985,714   $      35,255,440   $      1,707   $      428,551
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                       RVS VP        RVS VP          RVS VP           RVS VP            RVS VP
DEC. 31, 2006 (CONTINUED)                           MID CAP VAL     S&P 500        SELECT VAL      SHORT DURATION     SM CAP ADV
ASSETS

Investments, at value(1),(2)                       $     17,596   $  7,126,349   $          503   $     3,467,462   $    1,615,869
Dividends receivable                                         --             --               --            10,651               --
Accounts receivable from RiverSource Life of NY
for contract purchase payments                              114          4,755               --                --              124
Receivable for share redemptions                             --             --               --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                             17,710      7,131,104              503         3,478,113        1,615,993
===================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                             7          5,116               --             2,490            1,150
   Contract terminations                                     --             --               --            18,986               --
Payable for investments purchased                            --             --               --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             7          5,116               --            21,476            1,150
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                                   17,703      7,125,988              424         3,456,637        1,614,843
Net assets applicable to seed money                          --             --               79                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $     17,703   $  7,125,988   $          503   $     3,456,637   $    1,614,843
===================================================================================================================================
(1) Investment shares                                     1,305        743,126               44           342,248          124,040
(2) Investments, at cost                           $     17,232   $  5,762,190   $          525   $     3,521,078   $    1,609,806
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 17

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                                  ROYCE
                                                                     RVS VP     MICRO-CAP,   THIRD AVE      WANGER        WANGER
DEC. 31, 2006 (CONTINUED)                                          SM CAP VAL   INVEST CL       VAL       INTL SM CAP   U.S. SM CO
ASSETS

Investments, at value(1),(2)                                       $  700,307   $7,121,969   $9,553,829   $ 7,609,951   $ 8,684,256
Dividends receivable                                                       --           --           --            --            --
Accounts receivable from RiverSource Life of NY for contract
purchase  payments                                                        147           --           --        11,958         7,166
Receivable for share redemptions                                           --       23,709       40,599         5,403         6,183
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          700,454    7,145,678    9,594,428     7,627,312     8,697,605
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                         498        5,115        6,863         5,403         6,183
   Contract terminations                                                   --       18,594       33,736            --            --
Payable for investments purchased                                          --           --           --        11,958         7,166
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         498       23,709       40,599        17,361        13,349
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
period                                                                699,956    7,121,969    9,553,829     7,609,951     8,684,256
Net assets applicable to seed money                                        --           --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $  699,956   $7,121,969   $9,553,829   $ 7,609,951   $ 8,684,256
====================================================================================================================================
(1) Investment shares                                                  47,039      494,581      320,169       182,187       238,841
(2) Investments, at cost                                           $  675,897   $5,166,151   $6,663,523   $ 4,725,527   $ 6,632,504
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                               -----------------------------------------------------
                                                                                 WF ADV VT   WF ADV VT     WF ADV VT     WF ADV VT
DEC. 31, 2006 (CONTINUED)                                                      ASSET ALLOC   INTL CORE        OPP        SM CAP GRO
ASSETS

Investments, at value(1),(2)                                                    $  326,653   $   54,428   $   106,644   $   474,508
Dividends receivable                                                                    --           --            --            --
Accounts receivable from RiverSource Life of NY for contract
purchase payments                                                                       --           --            --            --
Receivable for share redemptions                                                       234           35            76           408
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       326,887       54,463       106,720       474,916
====================================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                                      234           35            76           329
   Contract terminations                                                                --           --            --            79
Payable for investments purchased                                                       --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      234           35            76           408
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
period                                                                             326,653       54,428       106,644       474,508
Net assets applicable to seed money                                                     --           --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                $  326,653   $   54,428   $   106,644   $   474,508
====================================================================================================================================
(1) Investment shares                                                               23,118        5,514         4,440        47,641
(2) Investments, at cost                                                        $  297,877   $   46,340   $    99,237   $   419,963
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



18 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                     AIM VI       AIM VI       AIM VI        AIM VI       AIM VI
                                                                    CAP APPR,    CAP APPR,    CAP DEV,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2006                                             SER I        SER II        SER I        SER II        SER I
INVESTMENT INCOME

Dividend income                                                    $      498   $       --   $       --   $        --   $   106,438
Variable account expenses                                               7,347        3,689        6,602         2,373       175,275
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (6,849)      (3,689)      (6,602)       (2,373)      (68,837)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                226,744       91,260      123,962       394,614     2,948,919
   Cost of investments sold                                           201,606       85,005       90,878       402,402     2,785,050
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       25,138        6,255       33,084        (7,788)      163,869
Distributions from capital gains                                           --           --       14,058         3,093            --
Net change in unrealized appreciation or depreciation of
investments                                                            22,602       19,911       64,481        (3,206)    2,721,512
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         47,740       26,166      111,623        (7,901)    2,885,381
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $   40,891   $   22,477   $  105,021   $   (10,274)  $ 2,816,544
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                     AIM VI       AIM VI       AIM VI       AB VPS        AB VPS
                                                                      DYN,       FIN SERV,      TECH,      GRO & INC,    INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                 SER I         SER I        SER I         CL B         CL B
INVESTMENT INCOME

Dividend income                                                    $       --   $      344   $       --   $    10,802   $    18,413
Variable account expenses                                                 373          119          483         8,369        13,850
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                          (373)         225         (483)        2,433         4,563
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                 34,588          514       15,775       102,723        83,491
   Cost of investments sold                                            28,155          468       14,654        98,340        68,570
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        6,433           46        1,121         4,383        14,921
Distributions from capital gains                                           --          133           --        48,501        26,173
Net change in unrealized appreciation or depreciation of
investments                                                               273        1,925        4,038        90,962       400,434
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          6,706        2,104        5,159       143,846       441,528
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $    6,333   $    2,329   $    4,676   $   146,279   $   446,091
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                     AC VP         AC VP       AC VP         AC VP      CALVERT VS
                                                                      INTL,        INTL,        VAL,          VAL,        SOCIAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  CL I         CL II        CL I         CL II          BAL
INVESTMENT INCOME

Dividend income                                                    $   33,684   $    3,396   $   97,547   $    16,250   $    15,512
Variable account expenses                                              20,273        2,605       65,848        10,876         5,738
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        13,411          791       31,699         5,374         9,774
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                222,876       19,775      829,513       532,475       215,947
   Cost of investments sold                                           161,883       16,868      783,603       554,667       197,118
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       60,993        2,907       45,910       (22,192)       18,829
Distributions from capital gains                                           --           --      615,340       115,271        11,903
Net change in unrealized appreciation or depreciation of
investments                                                           409,760       60,396      501,935        96,773        10,697
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        470,753       63,303    1,163,185       189,852        41,429
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  484,164   $   64,094   $1,194,884   $   195,226   $    51,203
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 19

STATEMENTS OF OPERATIONS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                      COL           CS           CS           EG VA       FID VIP
                                                                   HI YIELD,      MID-CAP      SM CAP     FUNDAMENTAL    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                             VS CL B(1)      CORE        CORE I     LG CAP, CL 2    SERV CL
INVESTMENT INCOME

Dividend income                                                    $      258       $   --   $       --   $     1,784   $    64,755
Variable account expenses                                                  69        2,953        4,682         1,197        74,430
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           189       (2,953)      (4,682)          587        (9,675)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                  1,443      105,668      106,402        15,325       892,205
   Cost of investments sold                                             1,407       85,225       93,861        14,142       754,735
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                           36       20,443       12,541         1,183       137,470
Distributions from capital gains                                           90           --           --         2,838       201,695
Net change in unrealized appreciation or depreciation of
investments                                                               897      (13,383)      10,479        11,490       615,290
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          1,023        7,060       23,020        15,511       954,455
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $    1,212   $    4,107   $   18,338   $    16,098   $   944,780
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                    FID VIP      FID VIP      FID VIP       FID VIP      FID VIP
                                                                   GRO & INC,    MID CAP,     MID CAP,     OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                               SERV CL 2     SERV CL     SERV CL 2      SERV CL      SERV CL 2
INVESTMENT INCOME

Dividend income                                                    $    7,843   $   32,876   $    3,731   $    20,846   $     3,810
Variable account expenses                                              11,867      118,622       23,156        26,502         6,136
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (4,024)     (85,746)     (19,425)       (5,656)       (2,326)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                144,631    1,072,994      102,297       268,829        71,583
   Cost of investments sold                                           134,597      797,735       92,746       196,983        59,557
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       10,034      275,259        9,551        71,846        12,026
Distributions from capital gains                                       28,383    1,484,205      248,754        16,227         3,302
Net change in unrealized appreciation or depreciation of
investments                                                           116,994     (305,528)      19,549       383,434        98,448
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        155,411    1,453,936      277,854       471,507       113,776
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  151,387   $1,368,190   $  258,429   $   465,851   $   111,450
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                     FTVIPT
                                                                     FRANK        FTVIPT       FTVIPT
                                                                     GLOBAL       FRANK        MUTUAL       FTVIPT        GS VIT
                                                                    REAL EST,     SM CAP       SHARES      TEMP FOR     MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                  CL 2       VAL, CL 2    SEC, CL 2    SEC, CL 2       INST
INVESTMENT INCOME

Dividend income                                                    $  109,416   $   18,505   $    7,393   $    42,408   $    91,869
Variable account expenses                                              50,409       27,260        5,242        31,630        80,723
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        59,007       (8,755)       2,151        10,778        11,146
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                511,692      525,887       42,864       540,496       786,723
   Cost of investments sold                                           390,274      414,426       39,082       406,478       665,137
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      121,418      111,461        3,782       134,018       121,586
Distributions from capital gains                                      424,942      103,548       18,828            --     1,012,084
Net change in unrealized appreciation or depreciation of
investments                                                           431,944      229,066       73,614       495,319       141,787
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        978,304      444,075       96,224       629,337     1,275,457
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $1,037,311   $  435,320   $   98,375   $   640,115   $ 1,286,603
====================================================================================================================================

See accompanying notes to financial statements.



20 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           GS VIT         GS VIT         JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                                         STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,     INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CAP EQ, INST      EQ, INST          SERV           SERV            SERV
INVESTMENT INCOME

Dividend income                                        $       5,997   $      46,964    $         --   $      69,037   $         --
Variable account expenses                                      7,598          35,758           4,798          32,717          4,626
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (1,601)         11,206          (4,798)         36,320         (4,626)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                       173,032         339,392         223,476         198,269        150,017
   Cost of investments sold                                  147,889         295,588         205,571         125,753        115,762
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              25,143          43,804          17,905          72,516         34,255
Distributions from capital gains                              65,455              --              --              --             --
Net change in unrealized appreciation or
depreciation of investments                                   (2,142)        392,087          21,271       1,230,664         23,437
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                88,456         435,891          39,176       1,303,180         57,692
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $      86,855   $     447,097    $     34,378   $   1,339,500   $     53,066
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                                                                          OPPEN
                                                           LAZARD           MFS             MFS             MFS           GLOBAL
                                                           RETIRE      INV GRO STOCK,      NEW DIS,      UTILITIES,       SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 INTL EQ, SERV      SERV CL          SERV CL        SERV CL         SERV(1)
INVESTMENT INCOME

Dividend income                                        $      26,161   $          --    $         --   $       5,490   $         --
Variable account expenses                                     22,945          16,060          13,691           2,938             29
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                3,216         (16,060)        (13,691)          2,552            (29)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                       339,663         342,672         368,093          71,751            451
   Cost of investments sold                                  265,156         307,935         303,766          63,126            440
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              74,507          34,737          64,327           8,625             11
Distributions from capital gains                             108,863              --          27,253          11,188             --
Net change in unrealized appreciation or
depreciation of investments                                  299,072          95,067          96,782          67,259            849
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               482,442         129,804         188,362          87,072            860
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $     485,658   $     113,744    $    174,671   $      89,624   $        831
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           OPPEN           OPPEN                                          PUT VT
                                                         MAIN ST SM      STRATEGIC         PIONEER        PIONEER          HLTH
                                                           CAP VA,        BOND VA,       EQ INC VCT,   INTL VAL VCT,     SCIENCES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                     SERV(1)        SERV(1)           CL II        CL II (2)         CL IB
INVESTMENT INCOME

Dividend income                                        $          --   $          --    $      9,221   $          --    $       122
Variable account expenses                                         25              62           2,878              76            442
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (25)            (62)          6,343             (76)          (320)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                           239             225          50,587             265          6,369
   Cost of investments sold                                      232             221          46,307             264          5,900
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   7               4           4,280               1            469
Distributions from capital gains                                  --              --           3,583              --             --
Net change in unrealized appreciation
or depreciation of investments                                   589             714          52,035           1,569          1,266
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   596             718          59,898           1,570          1,735
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        $         571   $         656    $     66,241   $       1,494    $     1,415
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 21

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                          PUT VT           PUT VT         PUT VT           PUT VT          PUT VT
                                                          HI YIELD,       INTL EQ,     INTL NEW OPP,      NEW OPP,         VISTA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       CL IB            CL IB          CL IB           CL IA           CL IB
INVESTMENT INCOME

Dividend income                                        $      69,369   $         769   $      11,970   $      23,583   $         --
Variable account expenses                                      8,763           1,248           8,552         120,909          5,023
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               60,606            (479)          3,418         (97,326)        (5,023)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        91,706          18,929         166,467       2,105,448        162,369
   Cost of investments sold                                   91,015          15,007         112,861       2,595,780        126,691
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 691           3,922          53,606        (490,332)        35,678
Distributions from capital gains                                  --              --              --              --             --
Net change in unrealized appreciation
or depreciation of investments                                29,131          28,150         154,117       1,578,442         (8,803)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                29,822          32,072         207,723       1,088,110         26,875
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $      90,428   $      31,593   $     211,141   $     990,784   $     21,852
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           RVS VP          RVS VP          RVS VP          RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                      BAL          CASH MGMT      CORE BOND(1)      DIV BOND      DIV EQ INC
INVESTMENT INCOME

Dividend income                                        $     684,485   $     266,342   $         131   $     487,636   $    226,118
Variable account expenses                                    249,545          53,935              27         100,370        145,294
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              434,940         212,407             104         387,266         80,824
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                     3,591,582       3,358,629              65         705,051        451,038
   Cost of investments sold                                3,310,244       3,358,627              64         713,165        368,823
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             281,338               2               1          (8,114)        82,215
Distributions from capital gains                           1,558,194              --              --              --      1,146,122
Net change in unrealized appreciation or
depreciation of investments                                1,201,499               3              24          21,491      1,416,856
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             3,041,031               5              25          13,377      2,645,193
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        $   3,475,971   $     212,412   $         129   $     400,643   $  2,726,017
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                                           RVS VP
                                                                                           GLOBAL                          RVS VP
                                                           RVS VP          RVS VP        INFLATION         RVS VP         HI YIELD
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   EMER MKTS      GLOBAL BOND     PROT SEC(1)         GRO             BOND
INVESTMENT INCOME

Dividend income                                        $       6,999   $      68,288   $         181   $      22,606   $    315,003
Variable account expenses                                     18,897          18,802              21          23,261         38,138
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (11,898)         49,486             160            (655)       276,865
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                       609,512         278,501             102         285,804        372,497
   Cost of investments sold                                  491,072         280,983             101         258,367        359,734
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             118,440          (2,482)              1          27,437         12,763
Distributions from capital gains                             267,561              --              --              --            --
Net change in unrealized appreciation
or depreciation of investments                               195,321          71,618            (188)        226,813        115,991
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               581,322          69,136            (187)        254,250        128,754
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $     569,424   $     118,622   $         (27)  $     253,595   $    405,619
====================================================================================================================================

See accompanying notes to financial statements.



22 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           RVS VP          RVS VP         RVS VP           RVS VP          RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   INC OPP(1)       INTL OPP       LG CAP EQ      LG CAP VAL(1)   MID CAP GRO
INVESTMENT INCOME

Dividend income                                        $          169   $   298,165   $      488,100   $            6   $       908
Variable account expenses                                          23       140,062          369,349                2         2,750
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   146       158,103          118,751                4        (1,842)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                             82     1,647,093        5,537,251                4        72,637
   Cost of investments sold                                        81     1,182,524        4,849,135                4        74,470
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
investments                                                         1       464,569          688,116               --        (1,833)
Distributions from capital gains                                    1            --               --               67        18,604
Net change in unrealized appreciation or
depreciation of investments                                       129     2,562,258        4,549,452                4       (23,244)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    131     3,026,827        5,237,568               71        (6,473)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              $          277   $ 3,184,930   $    5,356,319   $           75   $    (8,315)
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                           RVS VP          RVS VP         RVS VP           RVS VP          RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 MID CAP VAL(1)     S&P 500      SELECT VAL(1)   SHORT DURATION    SM CAP ADV
INVESTMENT INCOME

Dividend income                                        $           30   $    94,239   $            2   $      125,560   $       640
Variable account expenses                                          22        58,389                1           29,628        13,878
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     8        35,850                1           95,932       (13,238)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                            112       913,255              135          310,940       259,774
   Cost of investments sold                                       106       787,191              134          317,105       238,868
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    6       126,064                1           (6,165)       20,906
Distributions from capital gains                                   78        31,202               38               --       204,799
Net change in unrealized appreciation or
depreciation of investments                                       364       680,420              (22)           7,547       (68,224)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    448       837,686               17            1,382       157,481
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                             $          456   $   873,536   $           18   $       97,314   $   144,243
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
                                                                           ROYCE
                                                           RVS VP        MICRO-CAP,      THIRD AVE         WANGER          WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     SM CAP VAL      INVEST CL          VAL          INTL SM CAP     U.S. SM CO
INVESTMENT INCOME

Dividend income                                        $        2,182   $    12,173   $      115,648   $       29,496   $    17,284
Variable account expenses                                       4,631        60,085           80,684           54,620        72,291
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (2,449)      (47,912)          34,964          (25,124)      (55,007)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                         75,499       768,134          989,502          512,316       501,767
   Cost of investments sold                                    69,377       549,637          685,328          346,827       388,590
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                6,122       218,497          304,174          165,489       113,177
Distributions from capital gains                               67,367       370,795          393,910               --       243,808
Net change in unrealized appreciation or
depreciation of investments                                    22,207       641,106          465,535        1,661,644       227,212
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 95,696     1,230,398        1,163,619        1,827,133       584,197
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                             $       93,247   $ 1,182,486   $    1,198,583   $    1,802,009   $   529,190
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 23

STATEMENTS OF OPERATIONS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                                 -----------------------------------------------
                                                                                  WF ADV VT   WF ADV VT  WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                             ASSET ALLOC  INTL CORE     OPP      SM CAP GRO
INVESTMENT INCOME

Dividend income                                                                  $     6,640  $     775  $      --   $       --
Variable account expenses                                                              2,564        425        835        3,080
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        4,076        350       (835)      (3,080)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                               116,835     33,298     19,158       76,393
   Cost of investments sold                                                          109,856     27,912     17,864       66,910
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                       6,979      5,386      1,294        9,483
Distributions from capital gains                                                       3,402      1,592     10,345        9,733
Net change in unrealized appreciation or depreciation of investments                  17,139      2,116       (551)      32,092
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        27,520      9,094     11,088       51,308
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $    31,596  $   9,444  $  10,253   $   48,228
================================================================================================================================

(1) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

(2) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.



24 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                  ---------------------------------------------------------------
                                                                     AIM VI       AIM VI      AIM VI      AIM VI       AIM VI
                                                                   CAP APPR,     CAP APPR,   CAP DEV,    CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2006                                             SER I        SER II      SER I       SER II        SER I
OPERATIONS

Investment income (loss) -- net                                   $    (6,849)  $  (3,689)  $  (6,602)  $  (2,373)  $    (68,837)
Net realized gain (loss) on sales of investments                       25,138       6,255      33,084      (7,788)       163,869
Distributions from capital gains                                           --          --      14,058       3,093             --
Net change in unrealized appreciation or depreciation of
investments                                                            22,602      19,911      64,481      (3,206)     2,721,512
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        40,891      22,477     105,021     (10,274)     2,816,544
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                             87,096     177,684      72,868      54,106      1,689,322
Net transfers(1)                                                      123,231         523      24,359      65,651     (1,820,548)
Transfers for policy loans                                            (24,039)     (3,010)     (6,341)     (1,674)      (153,578)
Policy charges                                                        (22,285)    (14,988)    (19,067)     (6,092)      (844,477)
Contract terminations:
   Surrender benefits                                                 (31,736)     (5,612)     (9,880)       (416)    (1,147,032)
   Death benefits                                                          --          --      (2,842)         --        (19,246)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        132,267     154,597      59,097     111,575     (2,295,559)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       671,753     307,766     658,747      85,998     19,314,542
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $   844,911   $ 484,840   $ 822,865   $ 187,299   $ 19,835,527
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                902,236     242,091     553,180      60,709     12,206,462
Contract purchase payments                                            115,532     137,749      56,357      34,874      1,005,064
Net transfers(1)                                                      163,087       1,150      18,371      24,555     (1,086,983)
Transfers for policy loans                                            (32,290)     (2,351)     (4,837)     (1,121)       (90,640)
Policy charges                                                        (29,478)    (11,610)    (14,701)     (3,983)      (502,809)
Contract terminations:
   Surrender benefits                                                 (41,829)     (4,201)     (7,735)       (279)      (680,722)
   Death benefits                                                          --          --      (2,270)         --        (11,714)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    1,077,258     362,828     598,365     114,755     10,838,658
=================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI        AIM VI         AB VPS         AB VPS
                                                               DYN,        FIN SERV,        TECH,        GRO & INC,     INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                          SER I          SER I          SER I          CL B           CL B
OPERATIONS

Investment income (loss) -- net                            $      (373)   $       225    $      (483)   $     2,433    $     4,563
Net realized gain (loss) on sales of investments                 6,433             46          1,121          4,383         14,921
Distributions from capital gains                                    --            133             --         48,501         26,173
Net change in unrealized appreciation or depreciation of
investments                                                        273          1,925          4,038         90,962        400,434
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       6,333          2,329          4,676        146,279        446,091
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      12,256          9,510         14,929        367,908        636,766
Net transfers(1)                                                 1,384          6,366         29,448         86,799        324,422
Transfers for policy loans                                         (11)            (9)          (115)        (2,813)        (7,184)
Policy charges                                                  (1,128)          (708)        (2,068)       (42,619)       (68,327)
Contract terminations:
   Surrender benefits                                             (340)            --         (7,428)        (4,157)       (21,949)
   Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  12,161         15,159         34,766        405,118        863,728
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 36,089          7,622         33,597        683,473        943,048
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    54,583    $    25,110    $    73,039    $ 1,234,870    $ 2,252,867
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          25,536          6,057         27,229        534,675        565,617
Contract purchase payments                                       8,137          7,167         11,683        271,398        328,532
Net transfers(1)                                                   942          4,604         22,429         64,171        164,949
Transfers for policy loans                                         (79)            (6)           (88)        (2,184)        (3,805)
Policy charges                                                    (740)          (533)        (1,624)       (31,608)       (35,145)
Contract terminations:
   Surrender benefits                                             (233)            --         (5,589)        (3,219)       (11,144)
   Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                33,563         17,289         54,040        833,233      1,009,004
===================================================================================================================================

See accompanying notes to financial statements.



26 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP          AC VP          AC VP          AC VP        CALVERT VS
                                                              INTL,          INTL,           VAL,           VAL,          SOCIAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                           CL I          CL II          CL I           CL II            BAL
OPERATIONS

Investment income (loss) -- net                            $    13,411    $       791    $    31,699    $     5,374    $     9,774
Net realized gain (loss) on sales of investments                60,993          2,907         45,910        (22,192)        18,829
Distributions from capital gains                                    --             --        615,340        115,271         11,903
Net change in unrealized appreciation or depreciation of
investments                                                    409,760         60,396        501,935         96,773         10,697
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     484,164         64,094      1,194,884        195,226         51,203
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     185,634        125,054        712,453        410,391         76,289
Net transfers(1)                                                87,805         61,455        151,892       (139,708)      (129,419)
Transfers for policy loans                                     (14,562)        (4,867)       (15,112)        (9,954)        (2,464)
Policy charges                                                 (51,575)       (16,653)      (218,029)       (57,366)       (21,717)
Contract terminations:
   Surrender benefits                                          (90,698)        (3,561)      (353,227)       (17,015)       (13,608)
   Death benefits                                                   --             --         (2,090)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 116,604        161,428        275,887        186,348        (90,919)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              1,950,523        189,275      6,826,677      1,037,087        724,113
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 2,551,291    $   414,797    $ 8,297,448    $ 1,418,661    $   684,397
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       2,222,801        130,380      4,356,914        774,693        729,956
Contract purchase payments                                     192,811         78,085        428,607        288,813         75,220
Net transfers(1)                                                90,524         38,357         73,079       (101,375)      (128,392)
Transfers for policy loans                                     (13,591)        (3,039)        (9,396)        (7,121)        (2,274)
Policy charges                                                 (53,384)       (10,420)      (131,305)       (40,376)       (21,422)
Contract terminations:
   Surrender benefits                                          (92,620)        (2,233)      (213,194)       (12,022)       (13,091)
   Death benefits                                                   --             --         (1,309)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,346,541        231,130      4,503,396        902,612        639,997
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               COL             CS              CS          EG VA         FID VIP
                                                            HI YIELD,        MID-CAP         SM CAP     FUNDAMENTAL     GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                      VS CL B(2)        CORE           CORE I    LG CAP, CL 2      SERV CL
OPERATIONS

Investment income (loss) -- net                            $       189    $    (2,953)   $    (4,682)  $        587    $    (9,675)
Net realized gain (loss) on sales of investments                    36         20,443         12,541          1,183        137,470
Distributions from capital gains                                    90             --             --          2,838        201,695
Net change in unrealized appreciation or depreciation of
investments                                                        897        (13,383)        10,479         11,490        615,290
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       1,212          4,107         18,338         16,098        944,780
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      14,671         33,854         52,646         79,336        883,591
Net transfers(1)                                                14,035        (75,208)       (59,573)        27,177       (231,537)
Transfers for policy loans                                          --            460         (1,434)        (2,522)       (82,658)
Policy charges                                                    (800)       (16,507)       (17,375)        (8,043)      (256,041)
Contract terminations:
   Surrender benefits                                           (1,057)       (12,770)       (24,975)        (4,186)      (305,329)
   Death benefits                                                   --             --             --             --        (18,905)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  26,849        (70,171)       (50,711)        91,762        (10,879)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --        359,482        524,774         89,457      7,764,429
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    28,061    $   293,418    $   492,401   $    197,317    $ 8,698,330
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              --        381,417        813,210         68,860      7,704,568
Contract purchase payments                                      13,071         35,648         78,378         58,669        840,950
Net transfers(1)                                                13,909        (78,776)       (91,103)        19,635       (213,578)
Transfers for policy loans                                          --            703         (2,286)        (1,812)       (76,325)
Policy charges                                                    (781)       (17,424)       (26,051)        (5,931)      (243,297)
Contract terminations:
   Surrender benefits                                               --        (13,267)       (37,258)        (3,063)      (289,031)
   Death benefits                                                   --             --             --             --        (16,766)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                26,199        308,301        734,890        136,358      7,706,521
===================================================================================================================================

See accompanying notes to financial statements.



28 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP         FID VIP       FID VIP
                                                           GRO & INC,       MID CAP,       MID CAP,       OVERSEAS,     OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        SERV CL 2       SERV CL       SERV CL 2        SERV CL      SERV CL 2
OPERATIONS

Investment income (loss) -- net                            $   (4,024)  $    (85,746)   $    (19,425)   $    (5,656)  $     (2,326)
Net realized gain (loss) on sales of investments               10,034        275,259           9,551         71,846         12,026
Distributions from capital gains                               28,383      1,484,205         248,754         16,227          3,302
Net change in unrealized appreciation or depreciation of
investments                                                   116,994       (305,528)         19,549        383,434         98,448
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    151,387      1,368,190         258,429        465,851        111,450
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    493,479      1,192,439         986,377        275,033        283,685
Net transfers(1)                                              (26,431)       562,677         279,365        379,507         67,983
Transfers for policy loans                                     (1,082)      (147,699)         (9,996)       (17,041)        (4,036)
Policy charges                                                (58,160)      (385,932)       (124,266)       (71,258)       (26,794)
Contract terminations:
   Surrender benefits                                         (14,905)      (485,866)        (25,987)       (96,892)        (6,588)
   Death benefits                                                  --         (8,932)             --         (9,444)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                392,901        726,687       1,105,493        459,905        314,250
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             1,041,859     11,715,764       1,883,275      2,484,120        466,746
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $1,586,147   $ 13,810,641    $  3,247,197    $ 3,409,876   $    892,446
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        874,630      6,655,745       1,101,544      2,222,524        291,668
Contract purchase payments                                    396,899        633,858         539,258        231,861        167,093
Net transfers(1)                                              (21,338)       288,509         151,840        316,590         41,009
Transfers for policy loans                                       (950)       (79,764)         (5,582)       (13,423)        (2,373)
Policy charges                                                (46,758)      (205,202)        (68,030)       (59,958)       (15,736)
Contract terminations:
   Surrender benefits                                         (12,005)      (257,663)        (14,085)       (80,419)        (3,873)
   Death benefits                                                  --         (4,854)             --         (7,295)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,190,478      7,030,629       1,704,945      2,609,880        477,788
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FTVIPT FRANK     FTVIPT FRANK     FTVIPT        FTVIPT      GS VIT
                                                           GLOBAL REAL EST,    SM CAP VAL,  MUTUAL SHARES   TEMP FOR   MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                             CL 2             CL 2        SEC, CL 2     SEC, CL 2     INST
OPERATIONS

Investment income (loss) -- net                              $     59,007     $    (8,755)   $    2,151    $   10,778  $    11,146
Net realized gain (loss) on sales of investments                  121,418         111,461         3,782       134,018      121,586
Distributions from capital gains                                  424,942         103,548        18,828            --    1,012,084
Net change in unrealized appreciation or depreciation of
investments                                                       431,944         229,066        73,614       495,319      141,787
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      1,037,311         435,320        98,375       640,115    1,286,603
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                        811,457         565,387       212,450       369,427    1,371,844
Net transfers(1)                                                   94,127         131,930       224,895       (46,312)     287,393
Transfers for policy loans                                        (59,366)        (22,593)       (2,152)      (57,391)     (88,282)
Policy charges                                                   (175,552)        (99,295)      (29,370)      (77,981)    (276,215)
Contract terminations:
   Surrender benefits                                            (180,152)       (119,454)       (8,254)     (128,808)    (364,232)
   Death benefits                                                  (8,376)         (6,061)           --        (7,991)     (12,004)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    482,138         449,914       397,569        50,944      918,504
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 4,982,149       2,595,850       348,404     3,227,407    7,978,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $  6,501,598     $ 3,481,084    $  844,348    $3,918,466  $10,183,478
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          2,155,260       1,369,287       255,326     2,780,976    3,988,700
Contract purchase payments                                        331,755         272,139       144,579       294,535      645,626
Net transfers(1)                                                   39,691          62,827       154,677       (55,723)     135,806
Transfers for policy loans                                        (24,513)        (11,279)       (1,518)      (46,441)     (41,280)
Policy charges                                                    (71,734)        (47,898)      (19,977)      (61,988)    (130,252)
Contract terminations:
   Surrender benefits                                             (73,610)        (58,479)       (5,683)      (99,623)    (170,759)
   Death benefits                                                  (3,602)         (2,720)           --        (6,409)      (5,541)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                2,353,247       1,583,877       527,404     2,805,327    4,422,300
===================================================================================================================================

See accompanying notes to financial statements.



30 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             GS VIT         GS VIT        JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                           STRUCTD SM     STRUCTD U.S.   GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                       CAP EQ, INST     EQ, INST         SERV          SERV           SERV
OPERATIONS

Investment income (loss) -- net                            $    (1,601)   $    11,206    $    (4,798)   $    36,320    $    (4,626)
Net realized gain (loss) on sales of investments                25,143         43,804         17,905         72,516         34,255
Distributions from capital gains                                65,455             --             --             --             --
Net change in unrealized appreciation or depreciation of
investments                                                     (2,142)       392,087         21,271      1,230,664         23,437
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      86,855        447,097         34,378      1,339,500         53,066
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      80,652        661,062         74,309        436,180         53,485
Net transfers(1)                                               161,730        437,249        157,553      1,049,503        (83,562)
Transfers for policy loans                                     (30,856)         1,386        (29,126)       (40,087)        12,225
Policy charges                                                 (20,131)      (121,421)       (23,872)      (102,010)       (15,956)
Contract terminations:
   Surrender benefits                                          (46,455)       (72,703)       (11,000)      (125,705)        (9,750)
   Death benefits                                               (8,727)       (15,188)        (1,813)            --         (4,527)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 136,213        890,385        166,051      1,217,881        (48,085)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                671,043      3,214,474        407,596      2,451,998        506,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $   894,111    $ 4,551,956    $   608,025    $ 5,009,379    $   511,093
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         443,184      3,243,891        827,537      2,282,196        785,974
Contract purchase payments                                      50,369        636,995        148,618        336,411         79,392
Net transfers(1)                                               102,569        422,965        312,820        795,132       (131,234)
Transfers for policy loans                                     (19,603)         2,056        (60,332)       (33,030)        18,343
Policy charges                                                 (12,580)      (117,129)       (47,786)       (78,486)       (23,710)
Contract terminations:
   Surrender benefits                                          (28,086)       (69,271)       (21,630)       (93,882)       (14,729)
   Death benefits                                               (5,157)       (13,632)        (4,015)            --         (7,172)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               530,696      4,105,875      1,155,212      3,208,341        706,864
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             LAZARD            MFS           MFS           MFS            OPPEN
                                                             RETIRE      INV GRO STOCK,    NEW DIS,     UTILITIES,    GLOBAL SEC VA,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                    INTL EQ, SERV      SERV CL       SERV CL       SERV CL          SERV(2)
OPERATIONS

Investment income (loss) -- net                           $      3,216    $   (16,060)   $   (13,691)   $     2,552   $        (29)
Net realized gain (loss) on sales of investments                74,507         34,737         64,327          8,625             11
Distributions from capital gains                               108,863             --         27,253         11,188             --
Net change in unrealized appreciation or depreciation of
investments                                                    299,072         95,067         96,782         67,259            849
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     485,658        113,744        174,671         89,624            831
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     427,953        294,795        225,570        108,661         28,356
Net transfers(1)                                                74,499       (173,856)      (279,475)        85,188          3,448
Transfers for policy loans                                     (26,912)        (2,910)       (13,078)          (822)            --
Policy charges                                                 (67,064)       (63,974)       (62,263)       (16,006)          (432)
Contract terminations:
   Surrender benefits                                         (110,987)       (38,972)       (52,680)        (2,749)          (171)
   Death benefits                                               (7,912)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 289,577         15,083       (181,926)       174,272         31,201
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              2,113,269      1,766,523      1,537,462        236,076             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $  2,888,504    $ 1,895,350    $ 1,530,207    $   499,972   $     32,032
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       2,006,447      2,561,623      1,710,543        138,960             --
Contract purchase payments                                     370,853        421,768        240,736         56,173         27,082
Net transfers(1)                                                65,339       (246,228)      (294,211)        41,951          3,402
Transfers for policy loans                                     (23,076)        (4,666)       (14,762)          (555)            --
Policy charges                                                 (57,816)       (91,492)       (66,241)        (8,428)          (425)
Contract terminations:
   Surrender benefits                                          (96,361)       (56,502)       (54,957)        (1,366)           (15)
   Death benefits                                               (6,941)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,258,445      2,584,503      1,521,108        226,735         30,044
====================================================================================================================================

See accompanying notes to financial statements.



32 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                             OPPEN            OPPEN        PIONEER        PIONEER         PUT VT
                                                           MAIN ST SM     STRATEGIC BOND  EQ INC VCT,  INTL VAL VCT,  HLTH SCIENCES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   CAP VA, SERV(2)    VA, SERV(2)     CL II        CL II(3)         CL IB
OPERATIONS

Investment income (loss) -- net                          $     (25)       $       (62)      $   6,343    $      (76)     $     (320)
Net realized gain (loss) on sales of investments                 7                  4           4,280             1             469
Distributions from capital gains                                --                 --           3,583            --              --
Net change in unrealized appreciation or depreciation of
investments                                                    589                714          52,035         1,569           1,266
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     571                656          66,241         1,494           1,415
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  18,370             47,600         138,695           107          19,957
Net transfers(1)                                             6,951             11,537         291,215       220,560          11,260
Transfers for policy loans                                      --                 --             763            --              --
Policy charges                                                (366)            (1,214)        (16,895)         (210)         (3,313)
Contract terminations:
  Surrender benefits                                          (100)               (89)             --            --          (1,329)
  Death benefits                                                --                 --              --            --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              24,855             57,834         413,778       220,457          26,575
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 --                 --         172,612            --          36,217
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  25,426        $    58,490       $ 652,631    $  221,951      $   64,207
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          --                 --         129,361            --          28,093
Contract purchase payments                                  18,459             45,967          92,309           107          15,596
Net transfers(1)                                             7,324             11,323         193,464       220,532           8,778
Transfers for policy loans                                      --                 --             417            --              --
Policy charges                                                (378)            (1,188)        (11,453)         (211)         (2,588)
Contract terminations:
  Surrender benefits                                            --                (11)             --            --            (993)
  Death benefits                                                --                 --              --            --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            25,405             56,091         404,098       220,428          48,886
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              ----------------------------------------------------------------------
                                                                 PUT VT        PUT VT         PUT VT         PUT VT         PUT VT
                                                               HI YIELD,      INTL EQ,    INTL NEW OPP,     NEW OPP,        VISTA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                             CL IB         CL IB          CL IB           CL IA         CL IB
OPERATIONS

Investment income (loss) -- net                               $    60,606    $    (479)    $     3,418    $    (97,326)   $  (5,023)
Net realized gain (loss) on sales of investments                      691        3,922          53,606        (490,332)      35,678
Distributions from capital gains                                       --           --              --              --           --
Net change in unrealized appreciation or depreciation of
investments                                                        29,131       28,150         154,117       1,578,442       (8,803)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         90,428       31,593         211,141         990,784       21,852
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                         88,885       29,456          84,113       1,321,153       69,123
Net transfers(1)                                                  117,652        1,951         (51,768)     (1,206,573)    (113,930)
Transfers for policy loans                                         (5,754)        (688)        (10,370)       (138,042)         407
Policy charges                                                    (24,246)      (3,491)        (24,844)       (621,737)     (18,601)
Contract terminations:
   Surrender benefits                                             (49,387)         (77)        (34,102)       (949,404)     (18,258)
   Death benefits                                                      --           --          (2,868)         (6,638)          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    127,150       27,151         (39,839)     (1,601,241)     (81,259)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   870,841      106,201         868,628      13,736,588      564,673
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 1,088,419    $ 164,945     $ 1,039,930    $ 13,126,131    $ 505,266
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                            626,300       71,440         890,656      10,054,293      788,826
Contract purchase payments                                         61,769       17,750          77,436         942,742       94,336
Net transfers(1)                                                   81,699        1,044         (49,379)       (859,374)    (158,161)
Transfers for policy loans                                         (4,079)        (428)         (9,071)        (99,426)         398
Policy charges                                                    (16,823)      (2,102)        (22,776)       (445,066)     (25,468)
Contract terminations:
   Surrender benefits                                             (34,223)         (46)        (30,976)       (680,958)     (24,481)
   Death benefits                                                      --           --          (2,840)         (4,827)          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  714,643       87,658         853,050       8,907,384      675,450
====================================================================================================================================

See accompanying notes to financial statements.



34 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             RVS VP          RVS VP         RVS VP        RVS VP          RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                         BAL         CASH MGMT     CORE BOND(2)    DIV BOND       DIV EQ INC
OPERATIONS

Investment income (loss) -- net                           $    434,940    $   212,407      $    104    $    387,266    $     80,824
Net realized gain (loss) on sales of investments               281,338              2             1          (8,114)         82,215
Distributions from capital gains                             1,558,194             --            --              --       1,146,122
Net change in unrealized appreciation or depreciation of
investments                                                  1,201,499              3            24          21,491       1,416,856
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   3,475,971        212,412           129         400,643       2,726,017
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                   2,454,167      2,387,828         7,045       1,600,179       2,521,462
Net transfers(1)                                            (1,706,961)      (382,876)        5,681         704,612       3,679,496
Transfers for policy loans                                    (162,936)        (5,113)           --         (76,743)       (174,578)
Policy charges                                              (1,760,295)      (576,470)          (61)       (612,892)       (557,242)
Contract terminations:
   Surrender benefits                                       (1,502,585)      (204,192)           --        (376,009)       (536,239)
   Death benefits                                              (31,426)            --            --          (2,484)         (6,202)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (2,710,036)     1,219,177        12,665       1,236,663       4,926,697
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             27,816,711      5,002,758            --      10,533,846      12,391,911
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 28,582,646    $ 6,434,347      $ 12,794    $ 12,171,152    $ 20,044,625
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      29,353,102      4,825,624            --       8,613,014       8,145,651
Contract purchase payments                                   2,471,072      2,267,296         5,832       1,300,979       1,514,305
Net transfers(1)                                            (1,734,916)      (354,310)        5,539         571,324       2,206,359
Transfers for policy loans                                    (164,975)        (4,890)           --         (63,140)       (105,710)
Policy charges                                              (1,775,497)      (547,147)          (58)       (498,342)       (334,684)
Contract terminations:
   Surrender benefits                                       (1,510,992)      (193,081)           --        (304,729)       (319,948)
   Death benefits                                              (32,138)            --            --          (2,035)         (3,424)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            26,605,656      5,993,492        11,313       9,617,071      11,102,549
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                           RVS VP
                                                           RVS VP         RVS VP      GLOBAL INFLATION     RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   EMER MKTS     GLOBAL BOND       PROT SEC(2)        GRO       HI YIELD BOND
OPERATIONS

Investment income (loss) -- net                         $   (11,898)   $    49,486        $    160      $      (655)  $     276,865
Net realized gain (loss) on sales of investments            118,440         (2,482)              1           27,437          12,763
Distributions from capital gains                            267,561             --              --               --              --
Net change in unrealized appreciation or depreciation
of investments                                              195,321         71,618            (188)         226,813         115,991
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  569,424        118,622             (27)         253,595         405,619
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  290,311        393,760           8,220          444,732         761,191
Net transfers(1)                                            161,687        152,762           3,707          615,922         200,436
Transfers for policy loans                                  (24,239)        (5,403)             --          (19,179)        (31,309)
Policy charges                                              (65,147)       (77,186)           (176)         (97,447)       (161,846)
Contract terminations:
   Surrender benefits                                       (50,222)       (34,567)             --          (91,467)       (129,396)
   Death benefits                                                --             --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              312,390        429,366          11,751          852,561         639,076
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,575,880      1,867,643              --        1,988,047       3,770,514
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 2,457,694    $ 2,415,631        $ 11,724      $ 3,094,203   $   4,815,209
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      815,446      1,346,188              --        3,190,069       2,899,748
Contract purchase payments                                  133,283        276,453           6,958          692,685         563,178
Net transfers(1)                                             73,749        105,503           3,591          949,155         145,912
Transfers for policy loans                                  (10,926)        (3,830)             --          (29,683)        (23,178)
Policy charges                                              (30,079)       (54,277)           (170)        (152,290)       (119,536)
Contract terminations:
   Surrender benefits                                       (23,185)       (23,992)             --         (139,892)        (94,319)
   Death benefits                                                --             --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            958,288      1,646,045          10,379        4,510,044       3,371,805
====================================================================================================================================

See accompanying notes to financial statements.



36 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                           RVS VP         RVS VP          RVS VP           RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                   INC OPP(2)      INTL OPP        LG CAP EQ     LG CAP VAL(2)    MID CAP GRO
OPERATIONS

Investment income (loss) -- net                          $      146    $    158,103    $    118,751    $           4    $    (1,842)
Net realized gain (loss) on sales of investments                  1         464,569         688,116               --         (1,833)
Distributions from capital gains                                  1              --              --               67         18,604
Net change in unrealized appreciation or depreciation
of investments                                                  129       2,562,258       4,549,452                4        (23,244)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      277       3,184,930       5,356,319               75         (8,315)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    5,536       1,202,772       4,054,092            1,587         78,519
Net transfers(1)                                              2,281        (481,247)      1,957,428              178        265,058
Transfers for policy loans                                       --        (167,816)       (353,161)              --            (13)
Policy charges                                                 (153)       (668,921)     (2,392,468)            (130)       (15,131)
Contract terminations:
   Surrender benefits                                            --        (767,062)     (2,284,955)              --        (20,201)
   Death benefits                                                --          (4,868)        (30,197)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                7,664        (887,142)        950,739            1,635        308,232
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --      14,195,408      37,162,944               --        112,565
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    7,941    $ 16,493,196    $ 43,470,002    $       1,710    $   412,482
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                           --      19,504,472      48,497,209               --         86,130
Contract purchase payments                                    3,467       1,485,667       5,050,424            1,433         61,979
Net transfers(1)                                              2,240        (595,084)      2,399,420              166        198,108
Transfers for policy loans                                       --        (206,307)       (440,214)              --            (22)
Policy charges                                                 (149)       (827,012)     (2,985,693)            (123)       (11,932)
Contract terminations:
   Surrender benefits                                            --        (941,015)     (2,833,632)              --        (15,571)
   Death benefits                                                --          (6,075)        (38,485)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,558      18,414,646      49,649,029            1,476        318,692
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            RVS VP           RVS VP        RVS VP           RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  MID CAP VAL(2)      S&P 500     SELECT VAL(2)   SHORT DURATION   SM CAP ADV
OPERATIONS

Investment income (loss) -- net                         $            8    $    35,850   $           1   $       95,932  $   (13,238)
Net realized gain (loss) on sales of investments                     6        126,064               1           (6,165)      20,906
Distributions from capital gains                                    78         31,202              38               --      204,799
Net change in unrealized appreciation or depreciation
of investments                                                     364        680,420             (22)           7,547      (68,224)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         456        873,536              18           97,314      144,243
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      13,356      1,123,753             542          511,681      327,142
Net transfers(1)                                                 4,333       (193,697)             67          162,841     (114,443)
Transfers for policy loans                                          --       (181,792)             --          (31,771)      (9,717)
Policy charges                                                    (365)      (215,956)           (124)        (186,347)     (58,720)
Contract terminations:
   Surrender benefits                                              (77)      (330,251)             --         (126,901)     (36,934)
   Death benefits                                                   --             --              --               --       (2,750)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  17,247        202,057             485          329,503      104,578
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --      6,050,395              --        3,029,820    1,366,022
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $       17,703    $ 7,125,988   $         503   $    3,456,637  $ 1,614,843
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              --      6,572,898              --        2,686,064    1,025,609
Contract purchase payments                                      13,300      1,161,566             456          449,722      230,217
Net transfers(1)                                                 4,237       (205,420)             67          144,014      (83,851)
Transfers for policy loans                                          --       (182,731)             --          (28,000)      (7,051)
Policy charges                                                    (367)      (223,326)           (121)        (163,745)     (41,508)
Contract terminations:
   Surrender benefits                                               --       (345,994)             --         (110,432)     (26,109)
   Death benefits                                                   --             --              --               --       (1,976)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                17,170      6,776,993             402        2,977,623    1,095,331
====================================================================================================================================

See accompanying notes to financial statements.



38 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                --------------------------------------------------------------------
                                                                                 ROYCE
                                                                   RVS VP      MICRO-CAP,    THIRD AVE       WANGER        WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                             SM CAP VAL    INVEST CL        VAL       INTL SM CAP    U.S. SM CO
OPERATIONS

Investment income (loss) -- net                                 $    (2,449)  $   (47,912)  $    34,964   $   (25,124)  $   (55,007)
Net realized gain (loss) on sales of investments                      6,122       218,497       304,174       165,489       113,177
Distributions from capital gains                                     67,367       370,795       393,910            --       243,808
Net change in unrealized appreciation or depreciation
of investments                                                       22,207       641,106       465,535     1,661,644       227,212
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                           93,247     1,182,486     1,198,583     1,802,009       529,190
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                          180,218       575,031       742,579       898,812     1,436,674
Net transfers(1)                                                     74,164        (3,663)      (29,248)      964,340       172,547
Transfers for policy loans                                           (1,260)      (80,521)     (151,391)      (38,788)      (21,493)
Policy charges                                                      (22,675)     (201,155)     (219,114)     (181,714)     (318,563)
Contract terminations:
   Surrender benefits                                                (4,254)     (234,408)     (276,952)     (210,793)     (262,347)
   Death benefits                                                        --        (8,646)       (7,233)           --       (12,511)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      226,193        46,638        58,641     1,431,857       994,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     380,516     5,892,845     8,296,605     4,376,085     7,160,759
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $   699,956   $ 7,121,969   $ 9,553,829   $ 7,609,951   $ 8,684,256
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              259,491     2,836,500     3,979,637     3,189,560     4,101,564
Contract purchase payments                                          111,924       249,497       331,288       559,024       797,338
Net transfers(1)                                                     46,690        (2,408)      (26,404)      598,118        96,948
Transfers for policy loans                                             (851)      (35,163)      (67,224)      (24,677)      (12,174)
Policy charges                                                      (14,078)      (87,417)      (97,703)     (112,794)     (177,083)
Contract terminations:
   Surrender benefits                                                (2,654)     (100,005)     (122,408)     (128,813)     (147,098)
   Death benefits                                                        --        (3,886)       (3,374)           --        (6,727)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    400,522     2,857,118     3,993,812     4,080,418     4,652,768
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------------------
                                                                         WF ADV VT        WF ADV VT       WF ADV VT      WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                    ASSET ALLOC       INTL CORE          OPP         SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                         $     4,076       $     350       $    (835)     $   (3,080)
Net realized gain (loss) on sales of investments                              6,979           5,386           1,294           9,483
Distributions from capital gains                                              3,402           1,592          10,345           9,733
Net change in unrealized appreciation or depreciation of
investments                                                                  17,139           2,116            (551)         32,092
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                                   31,596           9,444          10,253          48,228
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                   97,969          14,096          31,395          91,584
Net transfers(1)                                                            (24,103)        (21,253)          1,335         180,552
Transfers for policy loans                                                     (190)         (2,554)             --             213
Policy charges                                                              (18,009)         (3,048)         (5,787)        (11,461)
Contract terminations:
   Surrender benefits                                                       (15,851)           (625)         (6,532)         (6,159)
   Death benefits                                                                --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               39,816         (13,384)         20,411         254,729
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             255,241          58,368          75,980         171,551
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                               $   326,653       $  54,428       $ 106,644      $  474,508
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      204,690          41,661          53,694         122,920
Contract purchase payments                                                   75,561           9,218          21,280          58,870
Net transfers(1)                                                            (17,738)        (14,409)            921         109,098
Transfers for policy loans                                                     (153)         (1,619)             --              54
Policy charges                                                              (13,982)         (1,996)         (3,898)         (7,367)
Contract terminations:
   Surrender benefits                                                       (12,636)           (406)         (4,234)         (4,097)
   Death benefits                                                                --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            235,742          32,449          67,763         279,478
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

(2)   For the period May 1, 2006 (commencement of operations) to Dec. 31,
      2006.

(3)   For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.



40 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                            CAP APPR,       CAP APPR,      CAP DEV,      VI CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2005                                      SER I          SER II         SER I          SER II          SER I
OPERATIONS

Investment income (loss) -- net                            $     (4,695)  $     (1,591)  $     (5,446)  $       (527)  $    112,458
Net realized gain (loss) on sales of investments                  5,851            403         20,717            649       (118,683)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or depreciation of
investments                                                      49,184         21,532         39,065          6,097        820,459
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       50,340         20,344         54,336          6,219        814,234
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                       78,450        107,016         78,856         27,830      2,088,906
Net transfers(1)                                                114,667        119,784         22,015         18,552     (2,306,557)
Transfers for policy loans                                      (10,032)         2,065            (62)            35       (143,224)
Policy charges                                                  (19,674)        (9,666)       (16,466)        (2,914)      (920,532)
Contract terminations:
   Surrender benefits                                            (8,278)        (1,340)       (39,302)        (2,054)      (947,909)
   Death benefits                                                    --             --             --             --         (5,245)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  155,133        217,859         45,041         41,449     (2,234,561)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 466,280         69,563        559,370         38,330     20,734,869
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    671,753   $    307,766   $    658,747   $     85,998   $ 19,314,542
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          675,536         58,875        510,263         29,304     13,676,647
Contract purchase payments                                      113,925         89,974         71,616         20,843      1,375,399
Net transfers(1)                                                168,358        100,765         22,308         14,310     (1,473,718)
Transfers for policy loans                                      (14,663)         1,755             93             25        (93,836)
Policy charges                                                  (28,839)        (8,143)       (14,867)        (2,203)      (651,185)
Contract terminations:
   Surrender benefits                                           (12,081)        (1,135)       (36,233)        (1,570)      (623,366)
   Death benefits                                                    --             --             --             --         (3,479)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                902,236        242,091        553,180         60,709     12,206,462
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
                                                                        AIM VI       AIM VI      AIM VI       AB VPS       AB VPS
                                                                         DYN,      FIN SERV,      TECH,     GRO & INC,    INTL VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                    SER I        SER I        SER I        CL B         CL B
OPERATIONS

Investment income (loss) -- net                                       $    (268)   $      44    $    (255)  $    1,310    $  (2,486)
Net realized gain (loss) on sales of investments                            442           98          206        1,364        1,747
Distributions from capital gains                                             --           --           --           --        7,978
Net change in unrealized appreciation or depreciation of
investments                                                               2,676          447        1,053       20,262       98,105
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                                2,850          589        1,004       22,936      105,344
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                3,595        4,362       10,597      266,171      383,090
Net transfers(1)                                                          3,155          162        1,460      163,671      238,511
Transfers for policy loans                                                   --         (404)        (671)       4,597        2,940
Policy charges                                                             (521)        (426)      (1,529)     (28,911)     (34,110)
Contract terminations:
   Surrender benefits                                                        --          (23)          --       (1,323)      (1,673)
   Death benefits                                                            --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            6,229        3,671        9,857      404,205      588,758
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          27,010        3,362       22,736      256,332      248,946
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $  36,089    $   7,622    $  33,597   $  683,473    $ 943,048
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                   20,971        2,784       18,667      207,861      172,438
Contract purchase payments                                                2,708        3,764        9,045      214,263      254,762
Net transfers(1)                                                          2,253          222        1,404      133,127      160,174
Transfers for policy loans                                                   --         (348)        (579)       3,855        1,942
Policy charges                                                             (396)        (365)      (1,308)     (23,353)     (22,589)
Contract terminations:
   Surrender benefits                                                        --           --           --       (1,078)      (1,110)
   Death benefits                                                            --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         25,536        6,057       27,229      534,675      565,617
====================================================================================================================================

See accompanying notes to financial statements.



42 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  ----------------------------------------------------------------
                                                                     AC VP        AC VP        AC VP         AC VP
                                                                     INTL,        INTL,         VAL,          VAL,      CALVERT VS
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                 CL I         CL II        CL I          CL II      SOCIAL BAL
OPERATIONS

Investment income (loss) -- net                                   $     3,130   $    (221)  $    (4,624)  $    (2,253)  $    6,272
Net realized gain (loss) on sales of investments                       21,509       1,989        46,985        (2,791)      15,872
Distributions from capital gains                                           --          --       591,503        65,148           --
Net change in unrealized appreciation or depreciation of
investments                                                           176,012      17,487      (357,660)      (18,639)      12,675
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       200,651      19,255       276,204        41,465       34,819
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                            187,096      80,985       799,637       336,144       85,620
Net transfers(1)                                                      181,457      27,821       590,237       420,821      166,888
Transfers for policy loans                                             (2,862)      3,092         4,619         1,784       (8,244)
Policy charges                                                        (45,581)    (10,915)     (219,451)      (43,956)     (22,172)
Contract terminations:
   Surrender benefits                                                 (28,803)     (1,277)     (227,131)       (2,961)     (18,097)
   Death benefits                                                      (1,124)         --       (15,787)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        290,183      99,706       932,124       711,832      203,995
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     1,459,689      70,314     5,618,349       283,790      485,299
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 1,950,523   $ 189,275   $ 6,826,677   $ 1,037,087   $  724,113
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              1,867,018      54,308     3,732,567       220,275      512,217
Contract purchase payments                                            236,092      60,822       530,208       260,620       89,556
Net transfers(1)                                                      218,031      22,125       410,674       328,611      180,966
Transfers for policy loans                                             (2,503)      2,326         3,852         1,420       (8,844)
Policy charges                                                        (57,294)     (8,266)     (159,734)      (33,944)     (24,983)
Contract terminations:
   Surrender benefits                                                 (37,071)       (935)     (150,592)       (2,289)     (18,956)
   Death benefits                                                      (1,472)         --       (10,061)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    2,222,801     130,380     4,356,914       774,693      729,956
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  ----------------------------------------------------------------
                                                                     CS           CS          EG VA        FID VIP       FID VIP
                                                                   MID-CAP      SM CAP     FUNDAMENTAL    GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                CORE        CORE I    LG CAP, CL 2     SERV CL      SERV CL 2
OPERATIONS

Investment income (loss) -- net                                   $  (3,176)  $  (4,651)  $         72   $    30,630   $       461
Net realized gain (loss) on sales of investments                      9,538       4,898          1,188        49,351         2,570
Distributions from capital gains                                         --          --             --            --            --
Net change in unrealized appreciation or depreciation of
investments                                                          13,564     (20,429)         3,104       400,838        62,478
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      19,926     (20,182)         4,364       480,819        65,509
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                           40,038      61,792         40,189     1,027,352       480,266
Net transfers(1)                                                    (34,667)    (13,572)        20,280       393,966        89,055
Transfers for policy loans                                           (1,405)      1,094             --       (21,318)        4,591
Policy charges                                                      (21,073)    (21,839)        (5,693)     (258,707)      (48,826)
Contract terminations:
   Surrender benefits                                                (4,541)     (6,926)          (227)     (401,378)       (9,525)
   Death benefits                                                        --          --             --        (2,598)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                      (21,648)     20,549         54,549       737,317       515,561
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     361,204     524,407         30,544     6,546,293       460,789
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 359,482   $ 524,774   $     89,457   $ 7,764,429   $ 1,041,859
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              406,304     783,837         25,341     6,923,389       411,776
Contract purchase payments                                           44,547      96,334         31,960     1,089,360       429,266
Net transfers(1)                                                    (39,413)    (24,393)        16,301       431,293        81,480
Transfers for policy loans                                           (1,531)      2,042             --       (20,953)        4,189
Policy charges                                                      (23,385)    (33,814)        (4,557)     (288,024)      (43,643)
Contract terminations:
   Surrender benefits                                                (5,105)    (10,796)          (185)     (427,663)       (8,438)
   Death benefits                                                        --          --             --        (2,834)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    381,417     813,210         68,860     7,704,568       874,630
===================================================================================================================================

See accompanying notes to financial statements.



44 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------------------------------
                                                                                                                      FTVIPT FRANK
                                                                  FID VIP       FID VIP        FID VIP     FID VIP    GLOBAL REAL
                                                                 MID CAP,       MID CAP,     OVERSEAS,    OVERSEAS,        EST,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                              SERV CL      SERV CL 2       SERV CL    SERV CL 2        CL 2
OPERATIONS

Investment income (loss) -- net                                $     61,427   $     3,088   $    (7,411)  $  (1,663)  $     19,163
Net realized gain (loss) on sales of investments                    160,017         7,615        21,822       3,103         59,787
Distributions from capital gains                                        --             --         9,249       1,265        245,958
Net change in unrealized appreciation or depreciation of
investments                                                       1,453,305       219,628       337,178      63,215        193,836
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        1,674,749       230,331       360,838      65,920        518,744
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                        1,167,400       710,004       262,586     158,185        710,859
Net transfers(1)                                                    768,258       261,052       193,219      30,447        451,928
Transfers for policy loans                                          (54,142)       (1,285)       (6,384)      2,061        (22,423)
Policy charges                                                     (345,806)      (84,587)      (58,898)    (16,635)      (136,814)
Contract terminations:
   Surrender benefits                                              (401,475)       (4,459)      (41,019)     (1,730)       (84,331)
   Death benefits                                                        --            --            --          --         (4,866)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,134,235       880,725       349,504     172,328        914,353
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   8,906,780       772,219     1,773,778     228,498      3,549,052
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 11,715,764   $ 1,883,275   $ 2,484,120   $ 466,746   $  4,982,149
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                            5,927,574       528,310     1,871,269     168,130      1,726,648
Contract purchase payments                                          740,915       462,867       270,526     113,641        332,786
Net transfers(1)                                                    495,525       168,825       191,648      21,667        213,540
Transfers for policy loans                                          (31,828)         (782)       (6,790)      1,458        (10,218)
Policy charges                                                     (222,407)      (54,711)      (60,648)    (11,921)       (66,721)
Contract terminations:
   Surrender benefits                                              (254,034)       (2,965)      (43,481)     (1,307)       (38,668)
   Death benefits                                                        --            --            --          --         (2,107)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  6,655,745     1,101,544     2,222,524     291,668      2,155,260
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           FTVIPT FRANK      FTVIPT          FTVIPT        GS VIT         GS VIT
                                                              SM CAP      MUTUAL SHARES     TEMP FOR    MID CAP VAL,    STRUCTD SM
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        VAL, CL 2       SEC, CL 2      SEC, CL 2        INST       CAP EQ, INST
OPERATIONS

Investment income (loss) -- net                            $     (3,175)  $        (185)  $     7,039   $    (15,816)   $    (4,212)
Net realized gain (loss) on sales of investments                 23,852           1,063        47,081         32,187         26,900
Distributions from capital gains                                 12,477             639            --        733,177         58,429
Net change in unrealized appreciation or depreciation of
investments                                                     140,734          21,874       215,120         (6,702)       (50,396)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      173,888          23,391       269,240        742,846         30,721
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      481,943          94,110       423,644      1,067,413         81,982
Net transfers(1)                                                702,219         136,110       342,989      1,675,504        (69,785)
Transfers for policy loans                                      (20,942)             --        (6,698)       (31,314)        (1,741)
Policy charges                                                  (76,322)        (13,784)      (74,780)      (234,533)       (18,652)
Contract terminations:
   Surrender benefits                                           (56,417)         (1,138)     (126,986)      (280,894)       (16,421)
   Death benefits                                                    --              --        (8,903)            --             --
Increase (decrease) from contract transactions                1,030,481         215,298       549,266      2,196,176        (24,617)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,391,481         109,715     2,408,901      5,039,349        664,939
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,595,850   $     348,404   $ 3,227,407   $  7,978,371   $    671,043
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          791,312          88,098     2,266,315      2,817,078        461,623
Contract purchase payments                                      267,590          72,849       392,476        567,329         56,611
Net transfers(1)                                                397,732         106,005       330,277        895,507        (49,238)
Transfers for policy loans                                      (11,883)             --        (6,062)       (17,304)        (1,251)
Policy charges                                                  (44,529)        (10,729)      (76,784)      (124,511)       (12,904)
Contract terminations:
   Surrender benefits                                           (30,935)           (897)     (117,582)      (149,399)       (11,657)
   Death benefits                                                    --              --        (7,664)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,369,287         255,326     2,780,976      3,988,700        443,184
====================================================================================================================================

See accompanying notes to financial statements.



46 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------------------
                                                          GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN        LAZARD
                                                       STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,       RETIRE
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     EQ, INST         SERV           SERV          SERV       INTL EQ, SERV
OPERATIONS

Investment income (loss) -- net                        $      3,680   $     (2,980)  $     3,604    $    (4,214)  $       2,307
Net realized gain (loss) on sales of investments             13,277           (580)       73,726         16,948          51,940
Distributions from capital gains                                 --             --            --             --          29,347
Net change in unrealized appreciation or
depreciation of investments                                 186,085         43,853       477,647         38,448         114,084
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                  203,042         40,293       554,977         51,182         197,678
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                  462,901         68,473       319,752         77,792         336,854
Net transfers(1)                                          1,425,809         54,972        (7,138)       (33,160)         65,882
Transfers for policy loans                                  (13,373)        (5,522)       (5,221)         3,996          (5,293)
Policy charges                                              (83,427)       (20,507)      (65,779)       (16,840)        (49,004)
Contract terminations:
   Surrender benefits                                       (59,323)       (14,140)      (35,492)        (8,803)        (37,928)
   Death benefits                                                --             --            --             --              --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            1,732,587         83,276       206,122         22,985         310,511
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,278,845        284,027     1,690,899        431,945       1,605,080
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,214,474   $    407,596   $ 2,451,998    $   506,112   $   2,113,269
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    1,362,349        637,551     2,057,932        744,799       1,671,181
Contract purchase payments                                  498,201        155,178       366,356        132,753         348,976
Net transfers(1)                                          1,551,746        125,734       (16,285)       (57,363)         80,984
Transfers for policy loans                                  (11,983)       (11,876)       (5,794)         9,657          (5,488)
Policy charges                                              (93,372)       (46,220)      (79,233)       (28,488)        (50,530)
Contract terminations:
   Surrender benefits                                       (63,050)       (32,830)      (40,780)       (15,384)        (38,676)
   Death benefits                                                --             --            --             --              --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,243,891        827,537     2,282,196        785,974       2,006,447
================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                            MFS              MFS           MFS         PIONEER         PUT VT
                                                        INV GRO STOCK,     NEW DIS,     UTILITIES,   EQ INC VCT,   HEALTH SCIENCES,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      SERV CL          SERV CL       SERV CL        CL II          CL IB
OPERATIONS

Investment income (loss) -- net                         $      (11,721)  $   (13,818)  $      (657)  $     1,792   $           (169)
Net realized gain (loss) on sales of investments                 7,422        28,744         1,474         1,863                104
Distributions from capital gains                                    --            --            --            --                 --
Net change in unrealized appreciation or depreciation
of investments                                                  61,443        39,399        17,603         1,968              2,415
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      57,144        54,325        18,420         5,623              2,350
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     313,345       286,260        73,114        68,199             11,665
Net transfers(1)                                               112,574      (297,689)      107,231        14,469             16,220
Transfers for policy loans                                      (9,866)       (3,553)        2,050            --                 --
Policy charges                                                 (66,869)      (71,185)       (7,468)       (8,796)            (1,645)
Contract terminations:
   Surrender benefits                                          (37,145)      (62,014)         (345)         (305)              (586)
   Death benefits                                                   --        (3,615)           --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 312,039      (151,796)      174,582        73,567             25,654
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              1,397,340     1,634,933        43,074        93,422              8,213
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $    1,766,523   $ 1,537,462   $   236,076   $   172,612   $         36,217
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                       2,092,999     1,893,462        29,292        73,219              7,147
Contract purchase payments                                     475,641       344,423        46,865        52,374              9,536
Net transfers(1)                                               169,055      (356,287)       66,395        10,750             13,274
Transfers for policy loans                                     (14,699)       (3,463)        1,266            --                 --
Policy charges                                                (105,929)      (89,569)       (4,647)       (6,748)            (1,348)
Contract terminations:
   Surrender benefits                                          (55,444)      (73,991)         (211)         (234)              (516)
   Death benefits                                                   --        (4,032)           --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,561,623     1,710,543       138,960       129,361             28,093
====================================================================================================================================

See accompanying notes to financial statements.



48 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                      PUT VT      PUT VT       PUT VT          PUT VT      PUT VT
                                                                     HI YIELD,   INTL EQ,   INTL NEW OPP,     NEW OPP,      VISTA,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                   CL IB       CL IB        CL IB          CL IA        CL IB
OPERATIONS

Investment income (loss) -- net                                      $  57,454   $    253   $      (2,018)  $   (72,098)  $  (4,560)
Net realized gain (loss) on sales of investments                           262        631          40,725      (921,328)     12,601
Distributions from capital gains                                            --         --              --            --          --
Net change in unrealized appreciation or depreciation of
investments                                                            (40,425)     8,214          88,792     2,167,795      48,080
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                               17,291     9,098         127,499     1,174,369      56,121
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                              90,487     22,921          92,929     1,600,181      72,991
Net transfers(1)                                                        54,783     15,212           1,707    (1,981,425)     (3,295)
Transfers for policy loans                                              (4,897)        --         (11,146)     (146,534)     (1,835)
Policy charges                                                         (21,213)    (2,402)        (24,078)     (675,709)    (19,158)
Contract terminations:
   Surrender benefits                                                  (22,426)        --         (30,988)     (611,164)    (18,867)
   Death benefits                                                           --         --              --        (4,318)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          96,734     35,731          28,424    (1,818,969)     29,836
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        756,816     61,372         712,705    14,381,188     478,716
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $870,841   $106,201   $     868,628   $13,736,588   $ 564,673
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                 556,138     45,906         857,266    11,508,804     743,322
Contract purchase payments                                              66,195     16,465         106,412     1,267,084     112,053
Net transfers(1)                                                        39,421     10,828           1,908    (1,566,517)     (5,656)
Transfers for policy loans                                              (3,360)        --         (12,738)     (117,863)     (2,851)
Policy charges                                                         (15,519)    (1,759)        (27,375)     (549,456)    (29,151)
Contract terminations:
   Surrender benefits                                                  (16,575)        --         (34,817)     (484,242)    (28,891)
   Death benefits                                                           --         --              --        (3,517)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       626,300     71,440         890,656    10,054,293     788,826
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                   RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                 BAL        CASH MGMT     DIV BOND     DIV EQ INC     EMER MKTS
OPERATIONS

Investment income (loss) -- net                                  $   481,684   $    81,014   $   278,632   $    67,524   $   (6,245)
Net realized gain (loss) on sales of investments                     230,452             2         6,379        33,462       10,615
Distributions from capital gains                                     838,834            --            --       452,087       66,157
Net change in unrealized appreciation or depreciation of
investments                                                         (726,612)            4      (166,340)      692,772      234,736
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                           824,358        81,020       118,671     1,245,845      305,263
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                         2,795,911     2,023,514     1,414,219     1,584,775      154,278
Net transfers(1)                                                  (2,068,258)   (1,212,024)      605,757     3,360,409      731,612
Transfers for policy loans                                          (239,638)      177,410       (32,961)      (35,784)      (4,995)
Policy charges                                                    (1,891,264)     (549,888)     (590,644)     (372,712)     (34,807)
Contract terminations:
   Surrender benefits                                             (1,237,409)     (155,309)     (532,633)     (271,220)      (6,013)
   Death benefits                                                     (9,041)       (2,785)       (3,944)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (2,649,699)      280,918       859,794     4,265,468      840,075
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   29,642,052     4,640,820     9,555,381     6,880,598      430,542
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $27,816,711    $5,002,758   $10,533,846   $12,391,911   $1,575,880
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                            32,215,373     4,552,305     7,907,257     5,087,811      295,436
Contract purchase payments                                         3,022,398     1,971,874     1,162,940     1,130,938       96,041
Net transfers(1)                                                  (2,187,931)   (1,172,857)      515,817     2,423,647      452,210
Transfers for policy loans                                          (258,803)      174,086       (27,074)      (25,686)      (2,783)
Policy charges                                                    (2,089,690)     (545,743)     (504,600)     (277,397)     (21,445)
Contract terminations:
   Surrender benefits                                             (1,338,479)     (151,325)     (438,099)     (193,662)      (4,013)
   Death benefits                                                     (9,766)       (2,716)       (3,227)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  29,353,102     4,825,624     8,613,014     8,145,651      815,446
====================================================================================================================================


See accompanying notes to financial statements.



50 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                  RVS VP      RVS VP          RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                           GLOBAL BOND     GRO        HI YIELD BOND     INTL OPP     LG CAP EQ
OPERATIONS

Investment income (loss) -- net                                $    42,955   $   (7,245)  $     183,714   $    66,770   $    81,167
Net realized gain (loss) on sales of investments                       (40)      18,831          10,791       184,519       357,163
Distributions from capital gains                                     8,074           --              --            --            --
Net change in unrealized appreciation or depreciation of
investments                                                       (138,230)      97,663         (87,216)    1,393,204     1,447,258
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                         (87,241)     109,249         107,289     1,644,493     1,885,588
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                         346,355      252,912         677,450     1,406,643     4,123,556
Net transfers(1)                                                   598,699      572,212         354,235      (461,156)   (3,686,679)
Transfers for policy loans                                          (5,271)       7,067          (6,834)     (154,396)     (282,833)
Policy charges                                                     (61,700)     (65,285)       (126,775)     (657,165)   (2,383,321)
Contract terminations:
   Surrender benefits                                              (24,955)     (36,705)        (82,188)     (619,325)   (2,007,909)
   Death benefits                                                       --           --         (10,772)       (1,443)       (8,310)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     853,128      730,201         805,116      (486,842)   (4,245,496)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  1,101,756    1,148,597       2,858,109    13,037,757    39,522,852
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $ 1,867,643   $1,988,047   $   3,770,514   $14,195,408   $37,162,944
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                             747,714    1,983,907       2,266,069    20,214,927    54,271,897
Contract purchase payments                                         243,739      426,546         532,838     2,153,789     5,603,193
Net transfers(1)                                                   420,625      938,556         290,681      (646,999)   (4,924,261)
Transfers for policy loans                                          (3,629)      12,151          (5,304)     (234,986)     (383,861)
Policy charges                                                     (44,852)    (110,384)       (111,607)   (1,036,036)   (3,327,559)
Contract terminations:
   Surrender benefits                                              (17,409)     (60,707)        (64,621)     (944,104)   (2,730,893)
   Death benefits                                                       --           --          (8,308)       (2,119)      (11,307)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 1,346,188    3,190,069       2,899,748    19,504,472    48,497,209
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                             RVS VP         RVS VP         RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       MID CAP GRO      S&P 500     SHORT DURATION    SM CAP ADV    SM CAP VAL
OPERATIONS

Investment income (loss) -- net                            $       (760)  $    26,330   $       57,870   $   (11,013)  $     (1,809)
Net realized gain (loss) on sales of investments                  1,174        44,082           (8,377)       23,285            601
Distributions from capital gains                                  5,888        14,697               --       171,468         25,711
Net change in unrealized appreciation or depreciation of
investments                                                       3,497       128,692          (29,646)     (132,078)        (4,988)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                        9,799       213,801           19,847        51,662         19,515
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                       65,305     1,010,442          523,656       236,153        151,780
Net transfers(1)                                                  2,246       652,136           44,339       104,892         48,220
Transfers for policy loans                                           --         4,526          (56,475)      (18,123)         3,013
Policy charges                                                   (9,005)     (183,671)        (170,046)      (49,082)       (16,868)
Contract terminations:
   Surrender benefits                                              (651)      (82,047)         (98,126)      (51,753)        (1,617)
   Death benefits                                                    --            --               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   57,895     1,401,386          243,348       222,087        184,528
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  44,871     4,435,208        2,766,625     1,092,273        176,473
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    112,565  $  6,050,395  $     3,029,820   $ 1,366,022   $    380,516
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                           37,451     4,985,551        2,469,086       851,979        126,128
Contract purchase payments                                       54,568     1,139,085          466,917       184,993        109,319
Net transfers(1)                                                  2,086       741,289           44,947        82,376         35,052
Transfers for policy loans                                           --         6,303          (50,329)      (14,104)         2,229
Policy charges                                                   (7,457)     (206,554)        (157,215)      (38,488)       (12,067)
Contract terminations:
   Surrender benefits                                              (518)      (92,776)         (87,342)      (41,147)        (1,170)
   Death benefits                                                    --            --               --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 86,130     6,572,898        2,686,064     1,025,609        259,491
====================================================================================================================================

See accompanying notes to financial statements.



52 - RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -------------------------------------------------------------------------
                                                              ROYCE
                                                            MICRO-CAP,     THIRD AVE        WANGER         WANGER       WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                        INVEST CL         VAL        INTL SM CAP      U.S. SM CO   ASSET ALLOC
OPERATIONS

Investment income (loss) -- net                            $    (18,200)  $    31,518   $        3,208   $   (53,451)  $      2,837
Net realized gain (loss) on sales of investments                 93,880       180,873          104,840        62,380          2,111
Distributions from capital gains                                 90,632       158,400               --            --          5,370
Net change in unrealized appreciation or depreciation of
investments                                                     396,318       610,030          540,398       620,123            583
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      562,630       980,821          648,446       629,052         10,901
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      639,752       812,692          543,371     1,152,675         53,829
Net transfers(1)                                               (211,385)      264,831          764,562       972,975         36,105
Transfers for policy loans                                      (14,520)      (32,576)            (548)      (16,756)       (12,633)
Policy charges                                                 (199,146)     (210,115)        (122,673)     (269,428)       (16,201)
Contract terminations:
   Surrender benefits                                          (191,966)     (201,288)        (128,106)     (198,535)        (2,469)
   Death benefits                                                    --        (8,094)              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   22,735       625,450        1,056,606     1,640,931         58,631
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,307,480     6,690,334        2,671,033     4,890,776        185,709
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,892,845   $ 8,296,605   $    4,376,085   $ 7,160,759   $    255,241
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        2,825,890     3,646,113        2,345,427     3,088,730        154,946
Contract purchase payments                                      342,208       430,031          442,014       711,631         44,465
Net transfers(1)                                               (111,638)      144,771          612,364       598,584         31,128
Transfers for policy loans                                       (7,449)      (17,969)            (965)       (9,734)       (10,412)
Policy charges                                                 (110,268)     (113,516)        (105,946)     (165,523)       (13,395)
Contract terminations:
   Surrender benefits                                          (102,243)     (105,743)        (103,334)     (122,124)        (2,042)
   Death benefits                                                    --        (4,050)              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,836,500     3,979,637        3,189,560     4,101,564        204,690
====================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                        --------------------------------------------
                                                                                           WF ADV VT      WF ADV VT      WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                                       INTL CORE         OPP        SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                                         $          624   $      (507)  $     (1,164)
Net realized gain (loss) on sales of investments                                                   755           914          3,037
Distributions from capital gains                                                                 1,201            --             --
Net change in unrealized appreciation or depreciation of
investments                                                                                      1,768         4,946          9,639
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                  4,348         5,353         11,512
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                                      21,307        32,543         63,188
Net transfers(1)                                                                                  (525)       12,311         14,028
Transfers for policy loans                                                                        (178)           --           (254)
Policy charges                                                                                  (2,950)       (5,817)        (7,813)
Contract terminations:
   Surrender benefits                                                                             (621)           (3)           (71)
   Death benefits                                                                                   --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                  17,033        39,034         69,078
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                 36,987        31,593         90,961
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                               $       58,368   $    75,980   $    171,551
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                          28,696        23,854         68,619
Contract purchase payments                                                                      16,225        24,378         48,468
Net transfers(1)                                                                                  (397)        9,808         12,071
Transfers for policy loans                                                                        (132)           --           (188)
Policy charges                                                                                  (2,249)       (4,344)        (6,009)
Contract terminations:
   Surrender benefits                                                                             (482)           (2)           (41)
   Death benefits                                                                                   --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                41,661        53,694        122,920
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



54 - RIVERSOURCE OF NEW YORK ACCOUNT 8

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.

RiverSource of New York Account 8 (previously IDS Life of New York Account 8) (the Variable Account) was established under New York law as a segregated asset account of RiverSource Life of NY. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Variable Account.

RiverSource Succession Select(SM) Variable Life Insurance
   (previously IDS Life of New York Succession Select(SM) Variable Life
   Insurance)
RiverSource(R) Variable Universal Life
   (previously IDS Life of New York Variable Universal Life)
RiverSource(R) Variable Universal Life III
   (previously IDS Life of New York Variable Universal Life III)
RiverSource(R) Variable Universal Life IV
   (previously IDS Life of New York Variable Universal Life IV)
RiverSource(R) Variable Universal Life IV - Estate Series
   (previously IDS Life of New York Variable Universal Life IV - Estate
   Series)
RiverSource(R) Variable Second-To-Die Life Insurance
   (previously IDS Life of New York Variable Second-To-Die Life Insurance)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                            FUND
------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II               AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                 AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                 AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                     AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I                AIM V.I. Financial Services Fund, Series I Shares
AIM VI Tech, Ser I                    AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B                AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                 AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                      American Century VP International, Class I
AC VP Intl, Cl II                     American Century VP International, Class II
AC VP Val, Cl I                       American Century VP Value, Class I
AC VP Val, Cl II                      American Century VP Value, Class II
Calvert VS Social Bal                 Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                 Columbia High Yield Fund, Variable Series, Class B
CS Mid-Cap Core                       Credit Suisse Trust - Mid-Cap Core Portfolio (previously Credit Suisse Trust -
                                         Mid-Cap Growth Portfolio)
CS Sm Cap Core I                      Credit Suisse Trust - Small Cap Core I Portfolio (previously Credit Suisse Trust -
                                         Small Cap Growth Portfolio)
EG VA Fundamental Lg Cap, Cl 2        Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Gro & Inc, Serv Cl            Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2          Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl              Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl             Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2           Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2    FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (previously FTVIPT
                                         Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2         FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2        FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2             FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst              Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst        Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst          Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv         Janus Aspen Series Global Technology Portfolio: Service Shares



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 55

SUBACCOUNT                            FUND
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Intl Gro, Serv            Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv         Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq, Serv           Lazard Retirement International Equity Portfolio - Service Shares
MFS Inv Gro Stock, Serv Cl            MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                  MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl                MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv             Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv         Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv         Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II             Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II           Pioneer International Value VCT Portfolio - Class II Shares(1)
Put VT Hlth Sciences, Cl IB           Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB                Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                 Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB            Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                 Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                   Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                            RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                      RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Core Bond                      RiverSource(R) Variable Portfolio - Core Bond Fund
RVS VP Div Bond                       RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                     RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                      RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Bond                    RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec      RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund
RVS VP Gro                            RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                  RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                        RiverSource(R) Variable Portfolio - Income Opportunities Fund
RVS VP Intl Opp                       RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                      RiverSource(R) Variable Portfolio - Large Cap Equity Fund(2)
RVS VP Lg Cap Val                     RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                    RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(3)
RVS VP Mid Cap Val                    RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                        RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                     RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration                 RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                     RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVS VP Sm Cap Val                     RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl            Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                         Third Avenue Value Portfolio
Wanger Intl Sm Cap                    Wanger International Small Cap
Wanger U.S. Sm Co                     Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc                 Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                   Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                         Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro                  Wells Fargo Advantage VT Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------

(1)   Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer
      International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.

(2)   RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(3)   RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
      RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
      2006.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



56 - RIVERSOURCE OF NEW YORK ACCOUNT 8

FEDERAL INCOME TAXES

RiverSource Life of NY is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                 CURRENT PERCENTAGE      PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.530% to 0.350%       0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.330% to 0.150%       0.510% to 0.440%
RiverSource(R) Variable Portfolio - Core Bond Fund                                0.480% to 0.290%       0.630% to 0.555%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.480% to 0.290%       0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.600% to 0.375%       0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         1.100% to 0.900%       1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.720% to 0.520%       0.840% to 0.780%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    0.440% to 0.250%       0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.590% to 0.360%       0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                     0.610% to 0.380%       0.640% to 0.565%



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 57

                                                                                 CURRENT PERCENTAGE      PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.800% to 0.570%       0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                          0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.700% to 0.475%       0.650% to 0.560%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                            0.700% to 0.475%       0.730% to 0.610%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.220% to 0.120%       0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund                             0.780% to 0.650%       0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.480% to 0.250%       0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.790% to 0.665%       0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                          0.970% to 0.870%       1.020% to 0.920%
----------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio -Balanced Fund and is 0.12% for the following Funds.

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                                 CURRENT PERCENTAGE      PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO OCT. 1, 2005
---------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%      0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%      0.030% to 0.020%
RiverSource(R) Variable Portfolio - Core Bond Fund                                0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%      0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%      0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.080% to 0.050%      0.060% to 0.040%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.060% to 0.030%      0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                     0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%      0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%      0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                          0.060% to 0.030%      0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%      0.060% to 0.030%



58 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                 CURRENT PERCENTAGE      PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO OCT. 1, 2005
---------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                            0.060% to 0.030%      0.050% to 0.020%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%      0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund                             0.060% to 0.030%      0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%      0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.080% to 0.050%      0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.050%      0.080% to 0.055%
---------------------------------------------------------------------------------------------------------------------------

The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT                           FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I               AIM V.I. Capital Appreciation Fund, Series I Shares                            $       351,659
AIM VI Cap Appr, Ser II              AIM V.I. Capital Appreciation Fund, Series II Shares                                   241,942
AIM VI Cap Dev, Ser I                AIM V.I. Capital Development Fund, Series I Shares                                     190,018
AIM VI Cap Dev, Ser II               AIM V.I. Capital Development Fund, Series II Shares                                    506,844
AIM VI Core Eq, Ser I                AIM V.I. Core Equity Fund, Series I Shares                                             569,923
AIM VI Dyn, Ser I                    AIM V.I. Dynamics Fund, Series I Shares                                                 46,349
AIM VI Fin Serv, Ser I               AIM V.I. Financial Services Fund, Series I Shares                                       16,025
AIM VI Tech, Ser I                   AIM V.I. Technology Fund, Series I Shares                                               50,033
AB VPS Gro & Inc, Cl B               AllianceBernstein VPS Growth and Income Portfolio (Class B)                            558,275
AB VPS Intl Val, Cl B                AllianceBernstein VPS International Value Portfolio (Class B)                          977,263
AC VP Intl, Cl I                     American Century VP International, Class I                                             351,437
AC VP Intl, Cl II                    American Century VP International, Class II                                            181,853
AC VP Val, Cl I                      American Century VP Value, Class I                                                   1,747,338
AC VP Val, Cl II                     American Century VP Value, Class II                                                    838,695
Calvert VS Social Bal                Calvert Variable Series, Inc. Social Balanced Portfolio                                146,166
Col Hi Yield, VS Cl B                Columbia High Yield Fund, Variable Series, Class B                                      28,570
CS Mid-Cap Core                      Credit Suisse Trust - Mid-Cap Core Portfolio                                            32,272
CS Sm Cap Core I                     Credit Suisse Trust - Small Cap Core I Portfolio                                        50,614
EG VA Fundamental Lg Cap, Cl 2       Evergreen VA Fundamental Large Cap Fund - Class 2                                      110,450
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class                              1,067,555
Fid VIP Gro & Inc, Serv Cl 2         Fidelity(R) VIP Growth & Income Portfolio Service Class 2                              561,119
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                                      3,189,315
Fid VIP Mid Cap, Serv Cl 2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    1,435,726
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                                       737,474
Fid VIP Overseas, Serv Cl 2          Fidelity(R) VIP Overseas Portfolio Service Class 2                                     386,463
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2                         1,474,059
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            1,068,636
FTVIPT Mutual Shares Sec, Cl 2       FTVIPT Mutual Shares Securities Fund - Class 2                                         461,158
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                                     599,835
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                          2,722,517
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares              372,595
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares                 1,238,574
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                         384,425
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares                    1,450,600
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             96,917
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares                      739,718
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                                   340,369
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                            198,571
MFS Utilities, Serv Cl               MFS(R) Utilities Series - Service Class                                                259,596
Oppen Global Sec VA, Serv            Oppenheimer Global Securities Fund/VA, Service Shares                                   31,623
Oppen Main St Sm Cap VA, Serv        Oppenheimer Main Street Small Cap Fund/VA, Service Shares                               25,069
Oppen Strategic Bond VA, Serv        Oppenheimer Strategic Bond Fund/VA, Service Shares                                      57,997
Pioneer Eq Inc VCT, Cl II            Pioneer Equity Income VCT Portfolio - Class II Shares                                  474,163
Pioneer Intl Val VCT, Cl II          Pioneer International Value VCT Portfolio - Class II Shares                            220,646
Put VT Hlth Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares                                        32,597
Put VT Hi Yield, Cl IB               Putnam VT High Yield Fund - Class IB Shares                                            278,810
Put VT Intl Eq, Cl IB                Putnam VT International Equity Fund - Class IB Shares                                   45,521
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares                       129,393
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                                     396,530
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                                  75,663
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                                    2,800,180



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 59

SUBACCOUNT                           FUND                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                       $     4,787,286
RVS VP Core Bond                     RiverSource(R) Variable Portfolio - Core Bond Fund                                      12,808
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                            2,377,348
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                   6,635,942
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                            1,187,868
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund                                   753,864
RVS VP Global Inflation Prot Sec     RiverSource(R) Variable Portfolio - Global Inflation Protected Securities
                                     Fund                                                                                    12,020
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                                      1,139,177
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                             1,258,667
RVS VP Inc Opp                       RiverSource(R) Variable Portfolio - Income Opportunities Fund                            7,855
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund                     960,733
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund                            6,607,525
RVS VP Lg Cap Val                    RiverSource(R) Variable Portfolio - Large Cap Value Fund                                 1,711
RVS VP Mid Cap Gro                   RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                                398,475
RVS VP Mid Cap Val                   RiverSource(R) Variable Portfolio - Mid Cap Value Fund                                  17,338
RVS VP S&P 500                       RiverSource(R) Variable Portfolio - S&P 500 Index Fund                               1,181,883
RVS VP Select Val                    RiverSource(R) Variable Portfolio - Select Value Fund                                      659
RVS VP Short Duration                RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund                754,035
RVS VP Sm Cap Adv                    RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                           557,197
RVS VP Sm Cap Val                    RiverSource(R) Variable Portfolio - Small Cap Value Fund                               367,673
Royce Micro-Cap, Invest Cl           Royce Micro-Cap Portfolio - Investment Class                                         1,133,233
Third Ave Val                        Third Avenue Value Portfolio                                                         1,470,768
Wanger Intl Sm Cap                   Wanger International Small Cap                                                       1,915,820
Wanger U.S. Sm Co                    Wanger U.S. Smaller Companies                                                        1,679,533
WF Adv VT Asset Alloc                Wells Fargo Advantage VT Asset Allocation Fund                                         163,936
WF Adv VT Intl Core                  Wells Fargo Advantage VT International Core Fund                                        21,813
WF Adv VT Opp                        Wells Fargo Advantage VT Opportunity Fund                                               49,021
WF Adv VT Sm Cap Gro                 Wells Fargo Advantage VT Small Cap Growth Fund                                         337,647
------------------------------------------------------------------------------------------------------------------------------------



60 - RIVERSOURCE OF NEW YORK ACCOUNT 8

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                                 AIM VI          AIM VI         AIM VI         AIM VI       AIM VI
                                                                CAP APPR,       CAP APPR,      CAP DEV,       CAP DEV,     CORE EQ,
                                                                  SER I         SER II(4)        SER I       SER II(4)      SER I
                                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                 $  0.51              --        $  0.71            --      $  1.14
At Dec. 31, 2003                                                 $  0.65          $ 1.12        $  0.96       $  1.15      $  1.40
At Dec. 31, 2004                                                 $  0.69          $ 1.18        $  1.10       $  1.31      $  1.52
At Dec. 31, 2005                                                 $  0.74          $ 1.27        $  1.19       $  1.42      $  1.58
At Dec. 31, 2006                                                 $  0.78          $ 1.34        $  1.38       $  1.63      $  1.83
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                     226              --            286            --       14,872
At Dec. 31, 2003                                                     348               2            361             2       14,863
At Dec. 31, 2004                                                     676              59            510            29       13,677
At Dec. 31, 2005                                                     902             242            553            61       12,206
At Dec. 31, 2006                                                   1,077             363            598           115       10,839
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                 $   115              --        $   204            --      $16,932
At Dec. 31, 2003                                                 $   227          $    3        $   346       $     2      $20,866
At Dec. 31, 2004                                                 $   466          $   70        $   559       $    38      $20,735
At Dec. 31, 2005                                                 $   672          $  308        $   659       $    86      $19,315
At Dec. 31, 2006                                                 $   845          $  485        $   823       $   187      $19,836
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                      --              --             --            --         0.32%
For the year ended Dec. 31, 2003                                      --              --             --            --         1.04%
For the year ended Dec. 31, 2004                                      --              --             --            --         0.97%
For the year ended Dec. 31, 2005                                    0.07%             --             --            --         1.47%
For the year ended Dec. 31, 2006                                    0.06%             --             --            --         0.55%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                    0.90%             --           0.90%           --         0.90%
For the year ended Dec. 31, 2003                                    0.90%           0.90%          0.90%         0.90%        0.90%
For the year ended Dec. 31, 2004                                    0.90%           0.90%          0.90%         0.90%        0.90%
For the year ended Dec. 31, 2005                                    0.90%           0.90%          0.90%         0.90%        0.90%
For the year ended Dec. 31, 2006                                    0.90%           0.90%          0.90%         0.90%        0.90%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                  (25.00%)            --         (22.83%)          --       (16.18%)
For the year ended Dec. 31, 2003                                   27.45%          12.00%         35.21%        15.00%       22.81%
For the year ended Dec. 31, 2004                                    5.67%           5.38%         14.46%        14.24%        7.99%
For the year ended Dec. 31, 2005                                    7.86%           7.61%          8.63%         8.29%        4.37%
For the year ended Dec. 31, 2006                                    5.35%           5.11%         15.48%        15.22%       15.66%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 61

                                                                  AIM VI          AIM VI        AIM VI         AB VPS       AB VPS
                                                                   DYN,         FIN SERV,        TECH,       GRO & INC,    INTL VAL,
                                                                 SER I(4)        SER I(4)      SER I(4)       CL B(4)       CL B(4)
                                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                      --              --            --             --            --
At Dec. 31, 2003                                                  $ 1.15          $ 1.11        $ 1.18         $ 1.12        $ 1.17
At Dec. 31, 2004                                                  $ 1.29          $ 1.20        $ 1.22         $ 1.23        $ 1.44
At Dec. 31, 2005                                                  $ 1.41          $ 1.26        $ 1.23         $ 1.28        $ 1.67
At Dec. 31, 2006                                                  $ 1.63          $ 1.45        $ 1.35         $ 1.48        $ 2.23
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                      --              --            --             --            --
At Dec. 31, 2003                                                      --               1             6             17             2
At Dec. 31, 2004                                                      21               3            19            208           172
At Dec. 31, 2005                                                      26               6            27            535           566
At Dec. 31, 2006                                                      34              17            54            833         1,009
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                      --              --            --             --            --
At Dec. 31, 2003                                                      --          $    1        $    7         $   19        $    2
At Dec. 31, 2004                                                  $   27          $    3        $   23         $  256        $  249
At Dec. 31, 2005                                                  $   36          $    8        $   34         $  683        $  943
At Dec. 31, 2006                                                  $   55          $   25        $   73         $1,235        $2,253
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                      --              --            --             --            --
For the year ended Dec. 31, 2003                                      --            3.12%           --             --            --
For the year ended Dec. 31, 2004                                      --            1.12%           --           0.48%         0.27%
For the year ended Dec. 31, 2005                                      --            1.63%           --           1.18%         0.45%
For the year ended Dec. 31, 2006                                      --            2.61%           --           1.17%         1.21%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                      --              --            --             --            --
For the year ended Dec. 31, 2003                                    0.90%           0.90%         0.90%          0.90%         0.90%
For the year ended Dec. 31, 2004                                    0.90%           0.90%         0.90%          0.90%         0.90%
For the year ended Dec. 31, 2005                                    0.90%           0.90%         0.90%          0.90%         0.90%
For the year ended Dec. 31, 2006                                    0.90%           0.90%         0.90%          0.90%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                      --              --            --             --            --
For the year ended Dec. 31, 2003                                   15.00%          11.00%        18.00%         12.00%        17.00%
For the year ended Dec. 31, 2004                                   12.32%           7.70%         3.70%         10.22%        23.77%
For the year ended Dec. 31, 2005                                    9.73%           4.96%         1.26%          3.66%        15.48%
For the year ended Dec. 31, 2006                                   15.08%          15.40%         9.49%         15.94%        33.91%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

62 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                  AC VP           AC VP          AC VP        AC VP
                                                                  INTL,           INTL,          VAL,          VAL,       CALVERT VS
                                                                   CL I          CL II(4)        CL I        CL II(4)     SOCIAL BAL
                                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                  $ 0.56              --        $ 1.04            --        $ 0.75
At Dec. 31, 2003                                                  $ 0.69          $ 1.14        $ 1.33        $ 1.14        $ 0.88
At Dec. 31, 2004                                                  $ 0.78          $ 1.29        $ 1.51        $ 1.29        $ 0.95
At Dec. 31, 2005                                                  $ 0.88          $ 1.45        $ 1.57        $ 1.34        $ 0.99
At Dec. 31, 2006                                                  $ 1.09          $ 1.79        $ 1.84        $ 1.57        $ 1.07
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                   1,042              --         2,475            --           125
At Dec. 31, 2003                                                   1,508               8         3,179            11           312
At Dec. 31, 2004                                                   1,867              54         3,733           220           512
At Dec. 31, 2005                                                   2,223             130         4,357           775           730
At Dec. 31, 2006                                                   2,347             231         4,503           903           640
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                  $  580              --        $2,575            --        $   93
At Dec. 31, 2003                                                  $1,035          $    9        $4,224        $   13        $  276
At Dec. 31, 2004                                                  $1,460          $   70        $5,618        $  284        $  485
At Dec. 31, 2005                                                  $1,951          $  189        $6,827        $1,037        $  724
At Dec. 31, 2006                                                  $2,551          $  415        $8,297        $1,419        $  684
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                    0.64%             --          0.61%           --          3.94%
For the year ended Dec. 31, 2003                                    0.64%             --          1.01%           --          2.74%
For the year ended Dec. 31, 2004                                    0.50%           0.17%         0.94%         0.31%         2.02%
For the year ended Dec. 31, 2005                                    1.10%           0.72%         0.82%         0.60%         1.77%
For the year ended Dec. 31, 2006                                    1.52%           1.19%         1.34%         1.35%         2.45%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                    0.90%             --          0.90%           --          0.90%
For the year ended Dec. 31, 2003                                    0.90%           0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2004                                    0.90%           0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2005                                    0.90%           0.90%         0.90%         0.90%         0.90%
For the year ended Dec. 31, 2006                                    0.90%           0.90%         0.90%         0.90%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                  (21.13%)            --        (13.33%)          --        (12.79%)
For the year ended Dec. 31, 2003                                   23.21%          14.00%        27.88%        14.00%        17.33%
For the year ended Dec. 31, 2004                                   13.89%          13.74%        13.31%        13.15%         7.29%
For the year ended Dec. 31, 2005                                   12.24%          12.10%         4.09%         3.92%         4.71%
For the year ended Dec. 31, 2006                                   23.91%          23.63%        17.59%        17.40%         7.80%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 63

                                                                     COL            CS         CS           EG VA          FID VIP
                                                                  HI YIELD,      MID-CAP     SM CAP      FUNDAMENTAL     GRO & INC,
                                                                 VS CL B(6)        CORE      CORE I    LG CAP, CL 2(5)     SERV CL
                                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                      --          $ 0.56     $ 0.41             --          $ 0.74
At Dec. 31, 2003                                                      --          $ 0.79     $ 0.61         $ 1.12          $ 0.90
At Dec. 31, 2004                                                      --          $ 0.89     $ 0.67         $ 1.21          $ 0.95
At Dec. 31, 2005                                                      --          $ 0.94     $ 0.65         $ 1.30          $ 1.01
At Dec. 31, 2006                                                  $ 1.07          $ 0.95     $ 0.67         $ 1.45          $ 1.13
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                      --              76        435             --           2,806
At Dec. 31, 2003                                                      --             262        564              1           5,424
At Dec. 31, 2004                                                      --             406        784             25           6,923
At Dec. 31, 2005                                                      --             381        813             69           7,705
At Dec. 31, 2006                                                      26             308        735            136           7,707
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                      --          $   42     $  180             --          $2,067
At Dec. 31, 2003                                                      --          $  208     $  344         $    2          $4,893
At Dec. 31, 2004                                                      --          $  361     $  524         $   31          $6,546
At Dec. 31, 2005                                                      --          $  359     $  525         $   89          $7,764
At Dec. 31, 2006                                                  $   28          $  293     $  492         $  197          $8,698
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                      --              --         --             --            0.83%
For the year ended Dec. 31, 2003                                      --              --         --           1.89%           0.80%
For the year ended Dec. 31, 2004                                      --              --         --           2.47%           0.72%
For the year ended Dec. 31, 2005                                      --              --         --           1.03%           1.35%
For the year ended Dec. 31, 2006                                    3.34%             --         --           1.34%           0.79%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                      --            0.90%      0.90%            --            0.90%
For the year ended Dec. 31, 2003                                      --            0.90%      0.90%          0.90%           0.90%
For the year ended Dec. 31, 2004                                      --            0.90%      0.90%          0.90%           0.90%
For the year ended Dec. 31, 2005                                      --            0.90%      0.90%          0.90%           0.90%
For the year ended Dec. 31, 2006                                    0.90%           0.90%      0.90%          0.90%           0.90%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                      --          (30.00%)   (34.92%)           --          (16.85%)
For the year ended Dec. 31, 2003                                      --           41.07%     48.78%          4.67%          21.62%
For the year ended Dec. 31, 2004                                      --           12.11%      9.88%          7.95%           4.81%
For the year ended Dec. 31, 2005                                      --            6.02%     (3.55%)         7.77%           6.57%
For the year ended Dec. 31, 2006                                    7.11%           0.98%      3.83%         11.39%          12.00%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

64 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                  FID VIP      FID VIP       FID VIP        FID VIP        FID VIP
                                                                 GRO & INC,    MID CAP,      MID CAP,      OVERSEAS,      OVERSEAS,
                                                                SERV CL 2(4)   SERV CL     SERV CL 2(4)     SERV CL     SERV CL 2(4)
                                                                --------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                       --       $  0.89           --         $ 0.59            --
At Dec. 31, 2003                                                   $ 1.07       $  1.22       $ 1.18         $ 0.84        $ 1.21
At Dec. 31, 2004                                                   $ 1.12       $  1.50       $ 1.46         $ 0.95        $ 1.36
At Dec. 31, 2005                                                   $ 1.19       $  1.76       $ 1.71         $ 1.12        $ 1.60
At Dec. 31, 2006                                                   $ 1.33       $  1.96       $ 1.90         $ 1.31        $ 1.87
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                       --         3,251           --            555            --
At Dec. 31, 2003                                                       48         4,845           82          1,119            15
At Dec. 31, 2004                                                      412         5,928          528          1,871           168
At Dec. 31, 2005                                                      875         6,656        1,102          2,223           292
At Dec. 31, 2006                                                    1,190         7,031        1,705          2,610           478
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                       --       $ 2,878           --         $  330            --
At Dec. 31, 2003                                                   $   52       $ 5,887       $   97         $  943        $   18
At Dec. 31, 2004                                                   $  461       $ 8,907       $  772         $1,774        $  228
At Dec. 31, 2005                                                   $1,042       $11,716       $1,883         $2,484        $  467
At Dec. 31, 2006                                                   $1,586       $13,811       $3,247         $3,410        $  892
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                       --          0.55%          --           0.46%           --
For the year ended Dec. 31, 2003                                       --          0.26%          --           0.52%           --
For the year ended Dec. 31, 2004                                     0.33%           --           --           0.87%         0.42%
For the year ended Dec. 31, 2005                                     0.96%         1.52%        1.15%          0.53%         0.39%
For the year ended Dec. 31, 2006                                     0.60%         0.25%        0.15%          0.72%         0.57%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                       --          0.90%          --           0.90%           --
For the year ended Dec. 31, 2003                                     0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2004                                     0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2005                                     0.90%         0.90%        0.90%          0.90%         0.90%
For the year ended Dec. 31, 2006                                     0.90%         0.90%        0.90%          0.90%         0.90%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                       --        (10.10%)         --         (21.33%)          --
For the year ended Dec. 31, 2003                                     7.00%        37.08%       18.00%         42.37%        21.00%
For the year ended Dec. 31, 2004                                     4.58%        23.65%       23.54%         12.46%        12.29%
For the year ended Dec. 31, 2005                                     6.44%        17.15%       16.96%         17.91%        17.72%
For the year ended Dec. 31, 2006                                    11.85%        11.58%       11.40%         16.89%        16.72%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 65

                                                           FTVIPT FRANK     FTVIPT FRANK      FTVIPT         FTVIPT       GS VIT
                                                         GLOBAL REAL EST,   SM CAP VAL,    MUTUAL SHARES    TEMP FOR    MID CAP VAL,
                                                               CL 2             CL 2        SEC, CL 2(4)   SEC, CL 2        INST
                                                         ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                              $ 1.17           $ 1.10              --        $ 0.69        $  1.13
At Dec. 31, 2003                                              $ 1.57           $ 1.43          $ 1.12        $ 0.90        $  1.43
At Dec. 31, 2004                                              $ 2.06           $ 1.76          $ 1.25        $ 1.06        $  1.79
At Dec. 31, 2005                                              $ 2.31           $ 1.90          $ 1.36        $ 1.16        $  2.00
At Dec. 31, 2006                                              $ 2.76           $ 2.20          $ 1.60        $ 1.40        $  2.30
------------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                 924              423              --         1,147          1,456
At Dec. 31, 2003                                               1,305              529              13         1,870          2,169
At Dec. 31, 2004                                               1,727              791              88         2,266          2,817
At Dec. 31, 2005                                               2,155            1,369             255         2,781          3,989
At Dec. 31, 2006                                               2,353            1,584             527         2,805          4,422
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                              $1,081           $  464              --        $  792        $ 1,641
At Dec. 31, 2003                                              $2,053           $  759          $   15        $1,692        $ 3,110
At Dec. 31, 2004                                              $3,549           $1,391          $  110        $2,409        $ 5,039
At Dec. 31, 2005                                              $4,982           $2,596          $  348        $3,227        $ 7,978
At Dec. 31, 2006                                              $6,502           $3,481          $  844        $3,918        $10,183
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                2.50%            0.32%             --          1.56%          1.51%
For the year ended Dec. 31, 2003                                2.48%            0.21%             --          1.70%          1.08%
For the year ended Dec. 31, 2004                                1.76%            0.17%           0.61%         1.07%          0.68%
For the year ended Dec. 31, 2005                                1.36%            0.75%           0.81%         1.15%          0.66%
For the year ended Dec. 31, 2006                                1.98%            0.62%           1.28%         1.22%          1.03%
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                0.90%            0.90%             --          0.90%          0.90%
For the year ended Dec. 31, 2003                                0.90%            0.90%           0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                                0.90%            0.90%           0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                                0.90%            0.90%           0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                                0.90%            0.90%           0.90%         0.90%          0.90%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                0.86%           (9.84%)            --        (19.77%)        (5.04%)
For the year ended Dec. 31, 2003                               34.19%           30.00%          12.00%        30.43%         26.55%
For the year ended Dec. 31, 2004                               30.62%           22.64%          11.62%        17.47%         24.76%
For the year ended Dec. 31, 2005                               12.46%            7.80%           9.57%         9.18%         11.82%
For the year ended Dec. 31, 2006                               19.51%           15.93%          17.32%        20.36%         15.13%
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------

66 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                               GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                             STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,
                                                            CAP EQ, INST     EQ, INST         SERV          SERV           SERV
                                                            -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                              $   0.86       $   0.64       $   0.31      $   0.52       $   0.36
At Dec. 31, 2003                                              $   1.25       $   0.82       $   0.45      $   0.70       $   0.49
At Dec. 31, 2004                                              $   1.44       $   0.94       $   0.45      $   0.82       $   0.58
At Dec. 31, 2005                                              $   1.51       $   0.99       $   0.49      $   1.07       $   0.64
At Dec. 31, 2006                                              $   1.68       $   1.11       $   0.53      $   1.56       $   0.72
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                   317            418            310         1,826            563
At Dec. 31, 2003                                                   393            675            472         2,027            708
At Dec. 31, 2004                                                   462          1,362            638         2,058            745
At Dec. 31, 2005                                                   443          3,244            828         2,282            786
At Dec. 31, 2006                                                   531          4,106          1,155         3,208            707
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                              $    274       $    268       $     96      $    957       $    205
At Dec. 31, 2003                                              $    491       $    556       $    211      $  1,416       $    344
At Dec. 31, 2004                                              $    665       $  1,279       $    284      $  1,691       $    432
At Dec. 31, 2005                                              $    671       $  3,214       $    408      $  2,452       $    506
At Dec. 31, 2006                                              $    894       $  4,552       $    608      $  5,009       $    511
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                  0.41%          0.86%            --          0.75%            --
For the year ended Dec. 31, 2003                                  0.25%          0.88%            --          1.00%            --
For the year ended Dec. 31, 2004                                  0.21%          1.56%            --          0.87%            --
For the year ended Dec. 31, 2005                                  0.25%          1.06%            --          1.10%            --
For the year ended Dec. 31, 2006                                  0.72%          1.19%            --          1.94%            --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                  0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                                  0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                                  0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2005                                  0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2006                                  0.90%          0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                (15.69%)       (22.89%)       (41.51%)      (26.76%)       (29.41%)
For the year ended Dec. 31, 2003                                 45.35%         28.13%         45.16%        34.62%         36.11%
For the year ended Dec. 31, 2004                                 15.28%         13.91%         (0.34%)       17.62%         19.40%
For the year ended Dec. 31, 2005                                  5.12%          5.56%         10.55%        30.76%         11.03%
For the year ended Dec. 31, 2006                                 11.27%         11.88%          6.86%        45.32%         12.29%
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 67

                                                              LAZARD             MFS          MFS          MFS           OPPEN
                                                              RETIRE       INV GRO STOCK,   NEW DIS,    UTILITIES,   GLOBAL SEC VA,
                                                           INTL EQ, SERV       SERV CL      SERV CL     SERV CL(4)      SERV(6)
                                                           ------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                             $   0.66         $   0.51      $   0.62          --             --
At Dec. 31, 2003                                             $   0.84         $   0.62      $   0.82     $  1.14             --
At Dec. 31, 2004                                             $   0.96         $   0.67      $   0.86     $  1.47             --
At Dec. 31, 2005                                             $   1.05         $   0.69      $   0.90     $  1.70             --
At Dec. 31, 2006                                             $   1.28         $   0.73      $   1.01     $  2.21         $ 1.07
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                  567            1,364         1,465          --             --
At Dec. 31, 2003                                                1,077            1,865         1,751           1             --
At Dec. 31, 2004                                                1,671            2,093         1,893          29             --
At Dec. 31, 2005                                                2,006            2,562         1,711         139             --
At Dec. 31, 2006                                                2,258            2,585         1,521         227             30
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                             $    375         $    694      $    909          --             --
At Dec. 31, 2003                                             $    908         $  1,153      $  1,436     $     1             --
At Dec. 31, 2004                                             $  1,605         $  1,397      $  1,635     $    43             --
At Dec. 31, 2005                                             $  2,113         $  1,767      $  1,537     $   236             --
At Dec. 31, 2006                                             $  2,889         $  1,895      $  1,530     $   500         $   32
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                 0.08%              --            --          --             --
For the year ended Dec. 31, 2003                                 0.34%              --            --          --             --
For the year ended Dec. 31, 2004                                 0.54%              --            --        0.45%            --
For the year ended Dec. 31, 2005                                 1.02%            0.13%           --        0.36%            --
For the year ended Dec. 31, 2006                                 1.04%              --            --        1.70%            --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                 0.90%            0.90%         0.90%         --             --
For the year ended Dec. 31, 2003                                 0.90%            0.90%         0.90%       0.90%            --
For the year ended Dec. 31, 2004                                 0.90%            0.90%         0.90%       0.90%            --
For the year ended Dec. 31, 2005                                 0.90%            0.90%         0.90%       0.90%            --
For the year ended Dec. 31, 2006                                 0.90%            0.90%         0.90%       0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                               (12.00%)         (28.17%)      (32.61%)        --             --
For the year ended Dec. 31, 2003                                27.27%           21.57%        32.26%      14.00%            --
For the year ended Dec. 31, 2004                                13.95%            8.01%         5.26%      28.68%            --
For the year ended Dec. 31, 2005                                 9.66%            3.30%         4.09%      15.53%            --
For the year ended Dec. 31, 2006                                21.43%            6.34%        11.92%      29.79%          6.62%
-----------------------------------------------------------------------------------------------------------------------------------



68 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                       OPPEN             OPPEN           PIONEER       PIONEER           PUT VT
                                                    MAIN ST SM         STRATEGIC       EQ INC VCT,     INTL VAL      HLTH SCIENCES,
                                                  CAP VA, SERV(6)   BOND VA, SERV(6)     CL II(4)    VCT, CL II(7)       CL IB(4)
                                                  ---------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                          --                --                --            --                --
At Dec. 31, 2003                                          --                --           $  1.11            --           $  1.08
At Dec. 31, 2004                                          --                --           $  1.28            --           $  1.15
At Dec. 31, 2005                                          --                --           $  1.33            --           $  1.29
At Dec. 31, 2006                                      $ 1.00            $ 1.04           $  1.61        $ 1.01           $  1.31
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                          --                --                --            --                --
At Dec. 31, 2003                                          --                --                 6            --                 3
At Dec. 31, 2004                                          --                --                73            --                 7
At Dec. 31, 2005                                          --                --               129            --                28
At Dec. 31, 2006                                          25                56               404           220                49
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                          --                --                --            --                --
At Dec. 31, 2003                                          --                --           $     6            --           $     3
At Dec. 31, 2004                                          --                --           $    93            --           $     8
At Dec. 31, 2005                                          --                --           $   173            --           $    36
At Dec. 31, 2006                                      $   25            $   58           $   653        $  222           $    64
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                          --                --                --            --                --
For the year ended Dec. 31, 2003                          --                --              2.31%           --                --
For the year ended Dec. 31, 2004                          --                --              2.70%           --              0.14%
For the year ended Dec. 31, 2005                          --                --              2.28%           --              0.03%
For the year ended Dec. 31, 2006                          --                --              2.89%           --              0.25%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                          --                --                --            --                --
For the year ended Dec. 31, 2003                          --                --              0.90%           --              0.90%
For the year ended Dec. 31, 2004                          --                --              0.90%           --              0.90%
For the year ended Dec. 31, 2005                          --                --              0.90%           --              0.90%
For the year ended Dec. 31, 2006                        0.90%             0.90%             0.90%         0.90%             0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                          --                --                --            --                --
For the year ended Dec. 31, 2003                          --                --             11.00%           --              8.00%
For the year ended Dec. 31, 2004                          --                --             15.00%           --              6.16%
For the year ended Dec. 31, 2005                          --                --              4.58%           --             12.19%
For the year ended Dec. 31, 2006                        0.14%             4.28%            21.03%         0.69%             1.87%
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 69

                                                         PUT VT           PUT VT             PUT VT         PUT VT        PUT VT
                                                        HI YIELD,        INTL EQ,        INTL NEW OPP,     NEW OPP,       VISTA,
                                                         CL IB           CL IB(4)            CL IB          CL IA         CL IB
                                                        ---------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                         $  0.99              --           $   0.56        $   0.87      $   0.42
At Dec. 31, 2003                                         $  1.24         $  1.16           $   0.74        $   1.14      $   0.55
At Dec. 31, 2004                                         $  1.36         $  1.34           $   0.83        $   1.25      $   0.64
At Dec. 31, 2005                                         $  1.39         $  1.49           $   0.98        $   1.37      $   0.72
At Dec. 31, 2006                                         $  1.52         $  1.88           $   1.22        $   1.47      $   0.75
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                             232              --                574          12,828           690
At Dec. 31, 2003                                             427              30                775          12,581           722
At Dec. 31, 2004                                             556              46                857          11,509           743
At Dec. 31, 2005                                             626              71                891          10,054           789
At Dec. 31, 2006                                             715              88                853           8,907           675
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                         $   230              --           $    322        $ 11,123      $    287
At Dec. 31, 2003                                         $   530         $    35           $    573        $ 14,347      $    396
At Dec. 31, 2004                                         $   757         $    61           $    713        $ 14,381      $    479
At Dec. 31, 2005                                         $   871         $   106           $    869        $ 13,737      $    565
At Dec. 31, 2006                                         $ 1,088         $   165           $  1,040        $ 13,126      $    505
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                            9.40%             --               0.57%             --            --
For the year ended Dec. 31, 2003                            7.87%             --               0.27%             --            --
For the year ended Dec. 31, 2004                            7.44%           1.39%              0.94%             --            --
For the year ended Dec. 31, 2005                            7.95%           1.23%              0.65%           0.37%           --
For the year ended Dec. 31, 2006                            7.13%           0.56%              1.28%           0.18%           --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                            0.90%             --               0.90%           0.90%         0.90%
For the year ended Dec. 31, 2003                            0.90%           0.90%              0.90%           0.90%         0.90%
For the year ended Dec. 31, 2004                            0.90%           0.90%              0.90%           0.90%         0.90%
For the year ended Dec. 31, 2005                            0.90%           0.90%              0.90%           0.90%         0.90%
For the year ended Dec. 31, 2006                            0.90%           0.90%              0.90%           0.90%         0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                           (1.98%)            --             (15.15%)        (30.95%)      (30.00%)
For the year ended Dec. 31, 2003                           25.25%          16.00%             32.14%          31.03%        30.95%
For the year ended Dec. 31, 2004                            9.55%          15.15%             12.33%           9.58%        17.54%
For the year ended Dec. 31, 2005                            2.17%          11.19%             17.31%           9.34%        11.15%
For the year ended Dec. 31, 2006                            9.53%          26.58%             25.00%           7.85%         4.51%
-----------------------------------------------------------------------------------------------------------------------------------



70 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                              RVS VP          RVS VP         RVS VP         RVS VP        RVS VP
                                                                BAL         CASH MGMT     CORE BOND(6)     DIV BOND     DIV EQ INC
                                                             ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                             $   0.71        $  1.03             --        $   1.13      $   0.83
At Dec. 31, 2003                                             $   0.85        $  1.02             --        $   1.17      $   1.15
At Dec. 31, 2004                                             $   0.92        $  1.02             --        $   1.21      $   1.35
At Dec. 31, 2005                                             $   0.95        $  1.04             --        $   1.22      $   1.52
At Dec. 31, 2006                                             $   1.07        $  1.07         $ 1.04        $   1.27      $   1.81
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                  252            950             --           1,935         1,564
At Dec. 31, 2003                                                  515          1,081             --           2,197         2,517
At Dec. 31, 2004                                               32,215          4,552             --           7,907         5,088
At Dec. 31, 2005                                               29,353          4,826             --           8,613         8,146
At Dec. 31, 2006                                               26,606          5,993             11           9,617        11,103
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                             $    179        $   974             --        $  2,181      $  1,290
At Dec. 31, 2003                                             $    436        $ 1,104             --        $  2,563      $  2,905
At Dec. 31, 2004                                             $ 29,642        $ 4,641             --        $  9,555      $  6,881
At Dec. 31, 2005                                             $ 27,817        $ 5,003             --        $ 10,534      $ 12,392
At Dec. 31, 2006                                             $ 28,583        $ 6,434         $   13        $ 12,171      $ 20,045
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                 2.73%          1.13%            --            5.13%         1.64%
For the year ended Dec. 31, 2003                                 2.24%          0.51%            --            3.57%         1.60%
For the year ended Dec. 31, 2004                                 2.02%          0.92%            --            3.91%         1.65%
For the year ended Dec. 31, 2005                                 2.58%          2.57%            --            3.71%         1.62%
For the year ended Dec. 31, 2006                                 2.48%          4.43%          4.21%           4.37%         1.41%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                 0.90%          0.90%            --            0.90%         0.90%
For the year ended Dec. 31, 2003                                 0.90%          0.90%            --            0.90%         0.90%
For the year ended Dec. 31, 2004                                 0.90%          0.90%            --            0.90%         0.90%
For the year ended Dec. 31, 2005                                 0.90%          0.90%            --            0.90%         0.90%
For the year ended Dec. 31, 2006                                 0.90%          0.90%          0.90%           0.90%         0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                               (13.41%)         0.98%            --            4.63%       (19.42%)
For the year ended Dec. 31, 2003                                19.72%         (0.97%)           --            3.54%        38.55%
For the year ended Dec. 31, 2004                                 8.62%         (0.16%)           --            3.55%        17.15%
For the year ended Dec. 31, 2005                                 2.99%          1.69%            --            1.21%        12.49%
For the year ended Dec. 31, 2006                                13.36%          3.55%          4.20%           3.48%        18.67%
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 71

                                                                                           RVS VP
                                                            RVS VP         RVS VP     GLOBAL INFLATION    RVS VP         RVS VP
                                                          EMER MKTS     GLOBAL BOND      PROT SEC(6)        GRO       HI YIELD BOND
                                                          -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                           $  0.85        $  1.21              --        $   0.45        $  0.92
At Dec. 31, 2003                                           $  1.18        $  1.35              --        $   0.54        $  1.14
At Dec. 31, 2004                                           $  1.46        $  1.47              --        $   0.58        $  1.26
At Dec. 31, 2005                                           $  1.93        $  1.39              --        $   0.62        $  1.30
At Dec. 31, 2006                                           $  2.56        $  1.47          $ 1.03        $   0.69        $  1.43
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                71            221              --             572            941
At Dec. 31, 2003                                               127            414              --           1,455          1,704
At Dec. 31, 2004                                               295            748              --           1,984          2,266
At Dec. 31, 2005                                               815          1,346              --           3,190          2,900
At Dec. 31, 2006                                               958          1,646              10           4,510          3,372
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                           $    60        $   266              --        $    256        $   866
At Dec. 31, 2003                                           $   151        $   559              --        $    784        $ 1,947
At Dec. 31, 2004                                           $   431        $ 1,102              --        $  1,149        $ 2,858
At Dec. 31, 2005                                           $ 1,576        $ 1,868              --        $  1,988        $ 3,771
At Dec. 31, 2006                                           $ 2,458        $ 2,416          $   12        $  3,094        $ 4,815
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                --           4.70%             --            0.10%          7.68%
For the year ended Dec. 31, 2003                              1.89%          7.32%             --            0.21%          7.62%
For the year ended Dec. 31, 2004                              2.66%          4.09%             --            0.33%          6.98%
For the year ended Dec. 31, 2005                              0.21%          3.75%             --            0.39%          6.44%
For the year ended Dec. 31, 2006                              0.34%          3.27%           7.51%           0.88%          7.44%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                              0.90%          0.90%             --            0.90%          0.90%
For the year ended Dec. 31, 2003                              0.90%          0.90%             --            0.90%          0.90%
For the year ended Dec. 31, 2004                              0.90%          0.90%             --            0.90%          0.90%
For the year ended Dec. 31, 2005                              0.90%          0.90%             --            0.90%          0.90%
For the year ended Dec. 31, 2006                              0.90%          0.90%           0.90%           0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                             (6.59%)        14.15%             --          (26.23%)        (7.07%)
For the year ended Dec. 31, 2003                             38.82%         11.57%             --           20.00%         23.91%
For the year ended Dec. 31, 2004                             23.03%          9.04%             --            7.46%         10.40%
For the year ended Dec. 31, 2005                             32.60%         (5.85%)            --            7.64%          3.09%
For the year ended Dec. 31, 2006                             32.71%          5.78%           3.09%          10.09%          9.83%
-----------------------------------------------------------------------------------------------------------------------------------



72 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                               RVS VP       RVS VP        RVS VP         RVS VP         RVS VP
                                                             INC OPP(6)    INTL OPP      LG CAP EQ    LG CAP VAL(6)  MID CAP GRO(4)
                                                             ----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                   --      $   0.44      $   0.54             --              --
At Dec. 31, 2003                                                   --      $   0.55      $   0.69             --         $  1.11
At Dec. 31, 2004                                                   --      $   0.64      $   0.73             --         $  1.20
At Dec. 31, 2005                                                   --      $   0.73      $   0.77             --         $  1.31
At Dec. 31, 2006                                               $ 1.05      $   0.90      $   0.88        $  1.10         $  1.29
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                   --           124            38             --              --
At Dec. 31, 2003                                                   --           249           290             --               4
At Dec. 31, 2004                                                   --        20,215        54,272             --              37
At Dec. 31, 2005                                                   --        19,504        48,497             --              86
At Dec. 31, 2006                                                    6        18,415        49,649              1             319
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                   --      $     54      $     21             --              --
At Dec. 31, 2003                                                   --      $    138      $    202             --         $     4
At Dec. 31, 2004                                                   --      $ 13,038      $ 39,523             --         $    45
At Dec. 31, 2005                                                   --      $ 14,195      $ 37,163             --         $   113
At Dec. 31, 2006                                               $    8      $ 16,493      $ 43,470        $     2         $   412
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                   --          1.01%         0.55%            --              --
For the year ended Dec. 31, 2003                                   --          0.95%         0.62%            --              --
For the year ended Dec. 31, 2004                                   --          1.13%         1.05%            --              --
For the year ended Dec. 31, 2005                                   --          1.41%         1.11%            --              --
For the year ended Dec. 31, 2006                                 6.43%         1.94%         1.19%          2.06%           0.30%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                   --          0.90%         0.90%            --              --
For the year ended Dec. 31, 2003                                   --          0.90%         0.90%            --            0.90%
For the year ended Dec. 31, 2004                                   --          0.90%         0.90%            --            0.90%
For the year ended Dec. 31, 2005                                   --          0.90%         0.90%            --            0.90%
For the year ended Dec. 31, 2006                                 0.90%         0.90%         0.90%          0.90%           0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                   --        (18.52%)      (22.86%)           --              --
For the year ended Dec. 31, 2003                                   --         25.00%        27.78%            --           11.00%
For the year ended Dec. 31, 2004                                   --         16.35%         4.94%            --            8.13%
For the year ended Dec. 31, 2005                                   --         12.85%         5.23%            --            9.14%
For the year ended Dec. 31, 2006                                 5.07%        23.06%        14.25%         10.59%          (0.96%)
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 73

                                                              RVS VP         RVS VP       RVS VP           RVS VP         RVS VP
                                                          MID CAP VAL(6)    S&P 500    SELECT VAL(6)   SHORT DURATION   SM CAP ADV
                                                          -------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                 --         $   0.64           --          $  1.11       $   0.74
At Dec. 31, 2003                                                 --         $   0.81           --          $  1.12       $   1.09
At Dec. 31, 2004                                                 --         $   0.89           --          $  1.12       $   1.28
At Dec. 31, 2005                                                 --         $   0.92           --          $  1.13       $   1.33
At Dec. 31, 2006                                             $ 1.03         $   1.05       $ 1.05          $  1.16       $   1.47
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                 --            2,200           --              931            255
At Dec. 31, 2003                                                 --            3,339           --            1,139            527
At Dec. 31, 2004                                                 --            4,986           --            2,469            852
At Dec. 31, 2005                                                 --            6,573           --            2,686          1,026
At Dec. 31, 2006                                                 17            6,777           --            2,978          1,095
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                 --         $  1,412           --          $ 1,038       $    190
At Dec. 31, 2003                                                 --         $  2,718           --          $ 1,277       $    576
At Dec. 31, 2004                                                 --         $  4,435           --          $ 2,767       $  1,092
At Dec. 31, 2005                                                 --         $  6,050           --          $ 3,030       $  1,366
At Dec. 31, 2006                                             $   18         $  7,126       $    1          $ 3,457       $  1,615
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                 --             1.01%          --             2.91%            --
For the year ended Dec. 31, 2003                                 --             1.20%          --             2.30%            --
For the year ended Dec. 31, 2004                                 --             1.52%          --             2.48%            --
For the year ended Dec. 31, 2005                                 --             1.41%          --             2.90%            --
For the year ended Dec. 31, 2006                               1.18%            1.46%        1.84%            3.81%          0.04%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                 --             0.90%          --             0.90%          0.90%
For the year ended Dec. 31, 2003                                 --             0.90%          --             0.90%          0.90%
For the year ended Dec. 31, 2004                                 --             0.90%          --             0.90%          0.90%
For the year ended Dec. 31, 2005                                 --             0.90%          --             0.90%          0.90%
For the year ended Dec. 31, 2006                               0.90%            0.90%        0.90%            0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                 --           (22.89%)         --             4.72%        (18.68%)
For the year ended Dec. 31, 2003                                 --            26.56%          --             0.90%         47.30%
For the year ended Dec. 31, 2004                                 --             9.28%          --            (0.05%)        17.48%
For the year ended Dec. 31, 2005                                 --             3.47%          --             0.67%          3.89%
For the year ended Dec. 31, 2006                               2.40%           14.23%        5.32%            2.92%         10.69%
-----------------------------------------------------------------------------------------------------------------------------------



74 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                 ROYCE
                                                                 RVS VP        MICRO-CAP,    THIRD AVE     WANGER        WANGER
                                                              SM CAP VAL(4)    INVEST CL        VAL      INTL SM CAP   U.S. SM CO
                                                              ---------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                      --        $   1.13      $   1.09     $   0.60     $   0.95
At Dec. 31, 2003                                                 $  1.18        $   1.66      $   1.54     $   0.88     $   1.35
At Dec. 31, 2004                                                 $  1.40        $   1.88      $   1.84     $   1.14     $   1.58
At Dec. 31, 2005                                                 $  1.47        $   2.08      $   2.08     $   1.37     $   1.75
At Dec. 31, 2006                                                 $  1.75        $   2.49      $   2.39     $   1.87     $   1.87
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                      --           1,758         2,397          772        1,133
At Dec. 31, 2003                                                       5           2,483         3,110        1,557        2,194
At Dec. 31, 2004                                                     126           2,826         3,646        2,345        3,089
At Dec. 31, 2005                                                     259           2,837         3,980        3,190        4,102
At Dec. 31, 2006                                                     401           2,857         3,994        4,080        4,653
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                      --        $  1,980      $  2,621     $    462     $  1,078
At Dec. 31, 2003                                                 $     6        $  4,133      $  4,803     $  1,373     $  2,963
At Dec. 31, 2004                                                 $   176        $  5,307      $  6,690     $  2,671     $  4,891
At Dec. 31, 2005                                                 $   381        $  5,893      $  8,297     $  4,376     $  7,161
At Dec. 31, 2006                                                 $   700        $  7,122      $  9,554     $  7,610     $  8,684
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                      --              --          0.22%          --           --
For the year ended Dec. 31, 2003                                    0.16%             --          0.20%        0.24%          --
For the year ended Dec. 31, 2004                                    0.05%             --          0.54%        0.57%          --
For the year ended Dec. 31, 2005                                    0.24%           0.56%         1.34%        1.00%          --
For the year ended Dec. 31, 2006                                    0.43%           0.19%         1.31%        0.49%        0.22%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                      --            0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2003                                    0.90%           0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2004                                    0.90%           0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2005                                    0.90%           0.90%         0.90%        0.90%        0.90%
For the year ended Dec. 31, 2006                                    0.90%           0.90%         0.90%        0.90%        0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                      --          (13.08%)      (12.10%)     (14.29%)     (17.39%)
For the year ended Dec. 31, 2003                                   18.00%          46.90%        41.28%       46.67%       42.11%
For the year ended Dec. 31, 2004                                   18.94%          12.83%        18.82%       29.10%       17.27%
For the year ended Dec. 31, 2005                                    4.82%          10.61%        13.60%       20.44%       10.26%
For the year ended Dec. 31, 2006                                   19.18%          19.99%        14.74%       35.94%        6.91%
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 8 - 75

                                                                         WF ADV VT        WF ADV VT     WF ADV VT       WF ADV VT
                                                                       ASSET ALLOC(4)    INTL CORE(4)     OPP(4)     SM CAP GRO(4))
                                                                       ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                                                                --              --            --              --
At Dec. 31, 2003                                                          $   1.11         $  1.19       $  1.13         $  1.18
At Dec. 31, 2004                                                          $   1.20         $  1.29       $  1.32         $  1.33
At Dec. 31, 2005                                                          $   1.25         $  1.40       $  1.41         $  1.40
At Dec. 31, 2006                                                          $   1.39         $  1.68       $  1.57         $  1.70
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                                                                --              --            --              --
At Dec. 31, 2003                                                                 2               8             2              15
At Dec. 31, 2004                                                               155              29            24              69
At Dec. 31, 2005                                                               205              42            54             123
At Dec. 31, 2006                                                               236              32            68             279
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                                                                --              --            --              --
At Dec. 31, 2003                                                          $      3         $     9       $     3         $    17
At Dec. 31, 2004                                                          $    186         $    37       $    32         $    91
At Dec. 31, 2005                                                          $    255         $    58       $    76         $   172
At Dec. 31, 2006                                                          $    327         $    54       $   107         $   475
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002                                                --              --            --              --
For the year ended Dec. 31, 2003                                              8.59%             --          0.05%             --
For the year ended Dec. 31, 2004                                              3.18%           0.20%           --              --
For the year ended Dec. 31, 2005                                              2.14%           2.23%           --              --
For the year ended Dec. 31, 2006                                              2.34%           1.67%           --              --
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002                                                --              --            --              --
For the year ended Dec. 31, 2003                                              0.90%           0.90%         0.90%           0.90%
For the year ended Dec. 31, 2004                                              0.90%           0.90%         0.90%           0.90%
For the year ended Dec. 31, 2005                                              0.90%           0.90%         0.90%           0.90%
For the year ended Dec. 31, 2006                                              0.90%           0.90%         0.90%           0.90%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002                                                --              --            --              --
For the year ended Dec. 31, 2003                                             11.00%          19.00%        13.00%          18.00%
For the year ended Dec. 31, 2004                                              8.36%           8.65%        17.02%          12.75%
For the year ended Dec. 31, 2005                                              4.05%           8.69%         6.84%           5.29%
For the year ended Dec. 31, 2006                                             11.14%          19.73%        11.22%          21.66%
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)   Operations commenced on Aug. 18, 2003.

(5)   Operations commenced on Dec. 8, 2003.

(6)   Operations commenced on May 1, 2006.

(7)   Operations commenced on Dec. 15, 2006.


76 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young, LLP

Minneapolis, Minnesota
April 24, 2007

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 77

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)

DECEMBER 31,                                             2006           2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost:
      2006, $1,787,111; 2005, $1,881,899)             $1,766,763     $1,882,456
   Commercial mortgage loans on real estate, at
      cost (less allowance for loan losses:
      2006, $2,718; 2005, $3,218)                        255,110        244,760
Policy loans                                              33,573         31,274
Trading securities and other investments                      95             48
-------------------------------------------------------------------------------
      Total investments                                2,055,541      2,158,538

Cash and cash equivalents                                 26,960         52,130
Reinsurance recoverables                                  47,120         38,675
Amounts due from brokers                                      95             70
Other accounts receivable                                  5,265          3,673
Accrued investment income                                 22,876         23,479
Deferred acquisition costs                               241,568        230,270
Deferred sales inducement costs                           15,658         11,554
Other assets                                               7,365          5,744
Separate account assets                                2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total assets                                    $5,042,128     $4,553,056
===============================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                $1,909,109     $2,023,521
Policy claims and other policyholders' funds               8,226          5,097
Deferred income taxes, net                                17,116         18,191
Other liabilities                                         19,007         18,285
Separate account liabilities                           2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total liabilities                                4,573,138      4,094,017
-------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $10 par value; 200,000 shares
      authorized, issued and outstanding                   2,000          2,000
   Additional paid-in capital                            106,617        106,600
   Retained earnings                                     371,644        350,654
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                   (11,271)          (215)
-------------------------------------------------------------------------------
      Total shareholder's equity                         468,990        459,039
-------------------------------------------------------------------------------
      Total liabilities and shareholder's equity      $5,042,128     $4,553,056
===============================================================================

See accompanying Notes to Financial Statements.

78 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                             $ 4,321        $ 4,398       $ 4,073
   Disability income and long term care insurance          18,493         17,696        17,643
----------------------------------------------------------------------------------------------
      Total premiums                                       22,814         22,094        21,716
Net investment income                                     119,142        123,038       119,800
Contractholder and policyholder charges                    36,734         33,425        32,182
Mortality and expense risk and other fees                  31,173         24,415        21,277
Net realized gain on investments                            3,936          9,192           849
----------------------------------------------------------------------------------------------
      Total revenues                                      213,799        212,164       195,824
----------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                               2,006          2,845         2,693
   Investment contracts and universal life-type insurance  13,203          9,517        11,981
   Disability income and long term care insurance           5,416          6,010         5,264
Increase (decrease) in liabilities for future policy
  benefits:
   Traditional life insurance                                (522)          (404)         (556)
   Disability income and long term care insurance           5,683          8,064         8,897
Interest credited to account values                        67,142         71,518        68,480
Amortization of deferred acquisition costs                 24,259         19,050        13,705
Separation costs                                            2,756          3,915            --
Other insurance and operating expenses                     24,909         25,636        19,970
----------------------------------------------------------------------------------------------
      Total benefits and expenses                         144,852        146,151       130,434
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   68,947         66,013        65,390
Income tax provision                                       22,957         21,803        21,404
----------------------------------------------------------------------------------------------
Income before accounting change                            45,990         44,210        43,986
Cumulative effect of accounting change, net of tax             --             --         2,748
----------------------------------------------------------------------------------------------
      Net income                                          $45,990        $44,210       $41,238
==============================================================================================

See accompanying Notes to Financial Statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 79

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $45,990        $44,210       $41,238
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax          --             --         2,748
   Amortization of deferred acquisition costs              24,259         19,050        13,705
   Amortization of deferred sales inducement costs          2,196          1,383         1,269
   Capitalization of deferred acquisition costs           (32,713)       (33,519)      (27,754)
   Capitalization of deferred sales inducement costs       (6,073)        (3,960)       (2,562)
   Amortization of premium, net                             4,380          3,867         4,105
   Deferred income taxes                                    4,892         14,182         4,079
   Contractholder and policyholder charges, non-cash      (13,937)       (14,565)      (14,266)
   Net realized investment gain                            (3,936)        (9,192)         (849)
   Net realized gain on trading securities                    (11)            (2)           (2)
Change in operating assets and liabilities:
   Trading securities, net                                    (36)            58           (87)
   Future policy benefits for traditional life,
      disability income and long term care insurance       10,813         12,448        13,862
   Policy claims and other policyholders' funds             3,129           (484)          519
   Policy loans, excluding universal life-type insurance:
      Repayment                                             2,206          2,266         2,494
      Issuance                                             (2,421)        (2,792)       (2,554)
   Reinsurance recoverables                                (8,445)        (5,449)       (6,922)
   Other accounts receivable                               (1,592)          (741)         (731)
   Accrued investment income                                  603            880        (1,380)
   Other assets and liabilities, net                      (11,390)          (298)          338
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                  17,914         27,342        27,250
----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Proceeds from sales                                    131,061        247,160       118,570
   Maturities, sinking fund payments and calls             92,911        227,088       180,899
   Purchases                                             (129,842)      (459,107)     (410,650)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                   28,865         20,377        33,387
   Purchases                                              (39,000)       (27,639)      (50,945)
Change in amounts due to and from brokers, net                (25)           (53)        2,140
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES        83,970          7,826      (126,599)
----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal
   life-type insurance:
   Considerations received                                 87,532        111,090       184,527
   Interest credited to account values                     67,142         71,518        68,480
   Surrenders and other benefits                         (254,644)      (178,462)     (136,935)
Policy loans:
   Repayment                                                5,035          5,030         4,735
   Issuance                                                (7,119)        (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company      (25,000)       (22,500)      (21,500)
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES      (127,054)       (18,552)       93,722
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      (25,170)        16,616        (5,627)
Cash and cash equivalents at beginning of year             52,130         35,514        41,141
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                  $26,960        $52,130       $35,514
==============================================================================================

Supplemental disclosures:
   Income taxes paid                                      $11,946        $14,347       $16,241
   Interest paid on borrowings                                247              8            --

See accompanying Notes to Financial Statements.

80 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)

                                                                        ADDITIONAL               ACCUMULATED OTHER
                                                             COMMON      PAID-IN       RETAINED    COMPREHENSIVE
                                                             STOCK       CAPITAL       EARNINGS    INCOME/(LOSS)     TOTAL
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                                $2,000      $106,600      $309,206       $ 41,695      $459,501
Comprehensive income:
   Net income                                                    --            --        41,238             --        41,238
   Change in unrealized holding losses on securities, net        --            --            --         (2,487)       (2,487)
                                                                                                                    --------
Total comprehensive income                                                                                            38,751
Cash dividends to RiverSource Life Insurance Company             --            --       (21,500)            --       (21,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                                $2,000      $106,600      $328,944       $ 39,208      $476,752
Comprehensive income:
   Net income                                                    --            --        44,210             --        44,210
   Change in unrealized holding losses on securities, net        --            --            --        (39,423)      (39,423)
                                                                                                                    --------
Total comprehensive income                                                                                             4,787
Cash dividends to RiverSource Life Insurance Company             --            --       (22,500)            --       (22,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                                $2,000      $106,600      $350,654       $   (215)     $459,039
Comprehensive income:
   Net income                                                    --            --        45,990             --        45,990
   Change in unrealized holding losses on securities, net        --            --            --        (11,056)      (11,056)
                                                                                                                    --------
Total comprehensive income                                                                                            34,934
Tax affect of share-based incentive employee compensation        --            17            --             --            17
Cash dividends to RiverSource Life Insurance Company             --            --       (25,000)            --       (25,000)
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                                $2,000      $106,617      $371,644       $(11,271)     $468,990
============================================================================================================================

See accompanying Notes to Financial Statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 81

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

82 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 83

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

84 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 85

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

86 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 87

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs

88 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          GROSS        GROSS
                                                        AMORTIZED       UNREALIZED   UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                          COST            GAINS        LOSSES         VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  928,435        $ 8,511      $(19,032)    $  917,914
Mortgage and other asset-backed securities                590,411          2,875       (10,048)       583,238
Foreign corporate bonds and obligations                   219,178          2,623        (4,782)       217,019
U.S. government and agencies obligations                   35,909             50          (850)        35,109
State and municipal obligations                             6,996             --          (334)         6,662
Foreign government bonds and obligations                    6,182            651           (12)         6,821
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,787,111         14,710       (35,058)     1,766,763
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,787,111        $14,710      $(35,058)    $1,766,763
===============================================================================================================

                                                                          GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                           COST           GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  970,590        $16,820      $(13,697)    $  973,713
Mortgage and other asset-backed securities                639,123          5,140        (8,837)       635,426
Foreign corporate bonds and obligations                   220,615          5,148        (3,535)       222,228
U.S. government and agencies obligations                   38,362             63          (849)        37,576
State and municipal obligations                             6,996             --          (253)         6,743
Foreign government bonds and obligations                    6,213            566            (9)         6,770
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,881,899         27,737       (27,180)     1,882,456
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,881,899        $27,737      $(27,180)    $1,882,456
===============================================================================================================

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                       2006           2005
----------------------------------------------------------------------------------
AAA                                                            36%            37%
AA                                                              8              6
A                                                              21             23
BBB                                                            28             26
Below investment grade                                          7              8
----------------------------------------------------------------------------------
   Total                                                      100%           100%
==================================================================================

At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 89

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $134,822     $1,470      $  527,893     $17,562     $  662,715     $19,032
Mortgage and other asset-backed securities       57,846        402         360,880       9,646        418,726      10,048
Foreign corporate bonds and obligations          19,525        221         118,329       4,561        137,854       4,782
U.S. government and agencies obligations             --         --          34,641         850         34,641         850
State and municipal obligations                      --         --           6,662         334          6,662         334
Foreign government bonds and obligations             --         --             324          12            324          12
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $212,193     $2,093      $1,048,729     $32,965     $1,260,922     $35,058
==========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $458,798    $10,183        $ 78,600      $3,514     $  537,398     $13,697
Mortgage and other asset-backed securities      323,001      5,813          82,553       3,024        405,554       8,837
Foreign corporate bonds and obligations          78,203      2,023          33,623       1,512        111,826       3,535
U.S. government and agencies obligations         37,092        849              --          --         37,092         849
State and municipal obligations                   5,786        208             957          45          6,743         253
Foreign government bonds and obligations            332          9              --          --            332           9
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $903,212    $19,085        $195,733      $8,095     $1,098,945     $27,180
==========================================================================================================================

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN THOUSANDS,
EXCEPT NUMBER OF SECURITIES)    LESS THAN 12 MONTHS                    12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                                GROSS                               GROSS
RATIO OF FAIR VALUE TO    NUMBER OF              UNREALIZED  NUMBER OF                UNREALIZED  NUMBER OF               UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE   LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   93       $212,193     $2,093       289       $  988,749   $27,467       382       $1,200,942   $29,560
90% - 95%                    --             --         --        28           48,076     3,474        28           48,076     3,474
80% - 90%                    --             --         --         6           11,904     2,024         6           11,904     2,024
------------------------------------------------------------------------------------------------------------------------------------
   Total                     93       $212,193     $2,093       323       $1,048,729   $32,965       416       $1,260,922   $35,058
====================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

90 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:

(IN THOUSANDS)                                             2006           2005          2004
----------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $6,014,
   $20,573 and $366, respectively                        $(11,168)      $(38,208)      $   679
Reclassification of realized gains, net of tax of
   $1,303, $3,218 and $737, respectively                   (2,419)        (5,977)       (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively      1,848          4,492          (994)
DSIC, net of tax of $79, $208 and $207, respectively          148            387          (384)
Fixed annuity liabilities, net of tax of $292, $64 and
   $226, respectively                                         535           (117)         (419)
----------------------------------------------------------------------------------------------
Net unrealized securities losses                         $(11,056)      $(39,423)      $(2,487)
==============================================================================================

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN THOUSANDS)                                              COST          VALUE
--------------------------------------------------------------------------------
Due within one year                                    $   30,105     $   30,389
Due after one year through five years                     505,831        505,189
Due after five years through 10 years                     598,874        584,824
Due after 10 years                                         61,890         63,123
--------------------------------------------------------------------------------
                                                        1,196,700      1,183,525
Mortgage and other asset-backed securities                590,411        583,238
--------------------------------------------------------------------------------
Total                                                  $1,787,111     $1,766,763
================================================================================

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Sales                                                   $ 131,061      $ 247,160     $ 118,570
Maturities, sinking fund payments and calls             $  92,911      $ 227,088     $ 180,899
Purchases                                               $(129,842)     $(459,107)    $(410,650)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $4,208        $11,424       $2,698
Gross realized losses from sales                          $ (487)       $(1,503)      $ (592)
Other-than-temporary impairments                          $   --        $  (724)      $   --

The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 91

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:

(IN THOUSANDS)                                                             2006         2005
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                $257,828      $247,978
Less: allowance for loan losses                                           (2,718)       (3,218)
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                           $255,110      $244,760
==============================================================================================

Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                      $3,218         $3,218        $2,418
Provision for commercial mortgage loan losses                 --             --           800
Foreclosures, write-offs and loan sales                     (500)            --            --
------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                    $2,718         $3,218        $3,218
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION         SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Atlantic                                       $ 75,572       $1,150      $ 69,052     $   --
North Central                                    60,911           --        69,583         --
Pacific                                          37,221           --        36,494         --
Mountain                                         43,115        1,500        44,657      1,700
South Central                                    20,595           --        16,292      4,600
New England                                      20,414           --        11,900         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE       SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Office buildings                               $ 65,370       $1,150      $ 62,596     $2,800
Shopping centers and retail                      68,099        1,500        70,945         --
Apartments                                       36,458           --        35,534      1,800
Industrial buildings                             61,594           --        55,039         --
Hotels and motels                                 5,149           --         5,338         --
Medical buildings                                14,416           --        10,012      1,700
Mixed use                                         2,330           --         3,986         --
Other                                             4,412           --         4,528         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

92 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Income on fixed maturities                               $100,519       $103,731      $101,841
Income on mortgage loans on real estate                    15,396         15,292        15,150
Trading securities and other investments                    4,632          5,424         4,576
------------------------------------------------------------------------------------------------
                                                          120,547        124,447       121,567
Less: investment expenses                                   1,405          1,409         1,767
------------------------------------------------------------------------------------------------
   Total                                                 $119,142       $123,038      $119,800
================================================================================================

Net realized gain on investments for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Fixed maturities                                           $3,721         $9,196       $ 2,106
Commercial mortgage loans on real estate                      215             (2)       (1,256)
Trading securities and other investments                       --             (2)           (1)
------------------------------------------------------------------------------------------------
   Total                                                   $3,936         $9,192       $   849
================================================================================================

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                               $230,270       $208,890      $196,385
Impact of SOP 03-1                                             --             --           (14)
Capitalization of acquisition costs                        32,713         33,519        27,754
Amortization, excluding impact of changes in assumptions  (25,259)       (22,650)      (15,905)
Amortization, impact of annual third quarter changes in
   DAC-related assumptions                                  1,000          3,600         2,200
Impact of changes in net unrealized securities
   losses (gains)                                           2,844          6,911        (1,530)
------------------------------------------------------------------------------------------------
Balance, end of year                                     $241,568       $230,270      $208,890
================================================================================================

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                                $11,554        $ 8,382       $ 7,681
Capitalization of sales inducements                         6,073          3,960         2,562
Amortization                                               (2,196)        (1,383)       (1,269)
Impact of changes in net unrealized securities losses
   (gains)                                                    227            595          (592)
------------------------------------------------------------------------------------------------
Balance, end of year                                      $15,658        $11,554       $ 8,382
================================================================================================

6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 93

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

---------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                         2006             2005
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF
  PREMIUM:
                                              Total contract value                              $  759,673       $  332,736
                                              Contract value in separate accounts               $  712,245       $  285,387
                                              Net amount at risk(2)                             $      245       $      591
                                              Weighted average attained age                             60               59
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR
  RESET:

                                              Total contract value                              $1,488,039       $1,545,792
                                              Contract value in separate accounts               $1,246,844       $1,263,467
                                              Net amount at risk(2)                             $   15,483       $   47,919
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR
  RATCHET:

                                              Total contract value                              $  278,970       $  191,654
                                              Contract value in separate accounts               $  252,522       $  164,084
                                              Net amount at risk(2)                             $      371       $      874
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR
  RATCHET:

                                              Total contract value                              $   74,233       $   32,924
                                              Contract value in separate accounts               $   71,223       $   30,971
                                              Net amount at risk(2)                             $        5       $       12
                                              Weighted average attained age                             57               56
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:

                                              Total contract value                              $    2,710       $    3,682
                                              Contract value in separate accounts               $    2,034       $    2,886
                                              Net amount at risk(2)                             $      248       $      280
                                              Weighted average attained age                             73               73
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:

                                              Total contract value                              $       97       $       67
                                              Contract value in separate accounts               $       97       $       67
                                              Net amount at risk(2)                             $       --       $       --
                                              Weighted average attained age                             48               47
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:

                                              Total contract value                              $   33,281       $   29,212
                                              Contract value in separate accounts               $   30,164       $   25,584
                                              Net amount at risk(2)                             $        7       $        8
                                              Weighted average attained age                             61               58
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                              $  258,112       $  117,290
                                              Contract value in separate accounts               $  256,298       $  113,900
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:

                                              Total contract value                              $  111,338       $       --
                                              Contract value in separate accounts               $  109,281       $       --
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             62               --
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:

                                              Total contract value                              $   66,629       $    3,485
                                              Contract value in separate accounts               $   65,067       $    3,485
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             54               57
---------------------------------------------------------------------------------------------------------------------------
(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
---------------------------------------------------------------------------------------------------------------------------

94 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $  771          $--       $   203          $ 9
Reported claims                                                 508           --            --           --
Liability (asset) balance at December 31                      1,283           29        (1,539)         236
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                              1,020           29        (1,742)         227

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $1,663          $--          $ --         $ --
Reported claims                                                 752           --            --           --
Liability balance at December 31                                771           --           203            9
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                               (140)          --           203            9
-------------------------------------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Fixed annuities                                        $1,242,031     $1,327,092
Variable annuities, with fixed sub-accounts               318,757        362,926
GMWB variable annuity guarantees                           (1,539)           203
Other variable annuity guarantees                           1,549            780
--------------------------------------------------------------------------------
   Total annuities                                      1,560,798      1,691,001
VUL/UL insurance contract fixed sub-account               146,923        141,856
Other life, disability income and long term care
   insurance                                              201,388        190,664
--------------------------------------------------------------------------------
   Total future policy benefits                         1,909,109      2,023,521
Policy claims and other policyholders' funds                8,226          5,097
--------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                       $1,917,335     $2,028,618
================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Variable annuity contract reserves                     $2,298,810     $1,760,609
VUL insurance contract reserves                           320,870        268,314
--------------------------------------------------------------------------------
   Total separate account liabilities                  $2,619,680     $2,028,923
================================================================================

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 95

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                $15,395        $ 5,417       $15,665
   State                                                    2,685          2,204         1,660
----------------------------------------------------------------------------------------------
Total current income tax                                   18,080          7,621        17,325
Deferred federal income tax                                 4,877         14,182         4,079
----------------------------------------------------------------------------------------------
Income tax provision                                      $22,957        $21,803       $21,404
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                            2006           2005          2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%        35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (3.8)          (2.9)        (1.9)
   State taxes, net of federal benefit                        2.5            2.2          1.6
   Other, net                                                (0.4)          (1.2)        (2.0)
----------------------------------------------------------------------------------------------
Income tax provision                                         33.3%          33.1%        32.7%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN THOUSANDS)                                              2006           2005
--------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                 $49,299        $46,200
   Investment related                                       2,193          4,270
   Net unrealized losses on Available-for Sale securities   6,147            114
   Other                                                    2,891          3,597
--------------------------------------------------------------------------------
Gross deferred income tax assets                           60,530         54,181

Deferred income tax liabilities:
   Deferred acquisition costs                              68,408         65,639
   Deferred sales inducement costs                          5,480          4,044
   Other                                                    3,758          2,689
--------------------------------------------------------------------------------
Gross deferred income tax liabilities                      77,646         72,372
--------------------------------------------------------------------------------
Net deferred income tax liabilities                       $17,116        $18,191
================================================================================

A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.

96 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                              2006           2005         2004
---------------------------------------------------------------------------------------------
Net unrealized securities gains                            $5,950        $21,228       $1,340
---------------------------------------------------------------------------------------------
Net income tax benefit                                     $5,950        $21,228       $1,340
=============================================================================================

9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                             2006           2005         2004
---------------------------------------------------------------------------------------------
Statutory net gain from operations                       $ 61,735       $ 36,728     $ 42,420
Statutory net income                                       63,001         36,877       42,486
Statutory surplus                                         329,528        287,672      274,572
Statutory capital and surplus                             331,528        289,672      276,572

10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 97

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Direct premiums                                           $31,783        $31,344       $30,140
Reinsurance ceded                                          (8,969)        (9,250)       (8,424)
----------------------------------------------------------------------------------------------
Net premiums                                              $22,814        $22,094       $21,716
==============================================================================================

Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

98 - RIVERSOURCE OF NEW YORK ACCOUNT 8

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                       2006                      2005
---------------------------------------------------------------------------------------------------------------
                                                               CARRYING      FAIR        CARRYING      FAIR
(IN THOUSANDS)                                                   VALUE       VALUE         VALUE       VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $4,447,208   $4,447,208   $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net                    255,110      260,005      244,760      254,326

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                    $     (945)  $     (945)  $      554   $      554
Fixed annuity reserves                                         1,464,602    1,430,427    1,590,749    1,549,671
Separate account liabilities                                   2,298,810    2,202,737    1,760,610    1,692,109

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see
Note 4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RIVERSOURCE OF NEW YORK ACCOUNT 8 - 99

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                             2006          2005          2004
----------------------------------------------------------------------------------------------
Net income, per accompanying financial statements       $  45,990      $  44,210     $  41,238
Deferred acquisition costs                                 (8,454)       (14,469)      (14,049)
Deferred sales inducement costs                            (3,877)        (2,577)       (1,293)
Adjustments of future policy benefit liabilities           11,274        (10,343)       (4,169)
Deferred income tax expense                                 4,877         14,182        10,987
Cumulative effect of accounting change, net of tax             --             --         2,748
Provision for losses on investments                            --           (500)          800
Interest maintenance reserves gain/loss transfer
   and amortization                                          (557)        (5,262)         (988)
Adjustment to separate account reserves                    17,774         14,075         4,185
Other, net                                                 (4,026)        (2,439)        3,027
----------------------------------------------------------------------------------------------
Statutory-basis net income                              $  63,001      $  36,877     $  42,486
==============================================================================================

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial
   statements                                           $ 468,990      $ 459,039     $ 476,752
Deferred acquisition costs                               (241,568)      (230,270)     (208,890)
Deferred sales inducements costs                          (15,658)       (11,554)       (8,382)
Adjustments of future policy benefit liabilities           44,707         27,866        31,815
Deferred income tax liabilities                            22,944         49,337        62,712
Asset valuation reserve                                   (16,631)       (18,077)      (15,021)
Net unrealized loss (gain) on investments                  20,348          2,663       (15,050)
Adjustments of separate account liabilities                94,387         71,343        60,737
Adjustments of investments to amortized cost                   --         (2,300)      (52,563)
Premiums due, deferred and in advance                       4,623            925         1,063
Deferred revenue liability                                  5,426          4,242         4,457
Reserves for commercial mortgage loan losses                2,718          1,797         2,298
Non-admitted assets                                          (164)       (27,576)      (28,716)
Interest maintenance reserve                               (9,867)        (8,953)       (5,459)
Reinsurance ceded reserves                                (44,276)       (35,042)      (31,245)
Other, net                                                 (4,451)         6,232         2,064
----------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                     $ 331,528      $ 289,672     $ 276,572
==============================================================================================

100 - RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                               S-6337 E (5/07)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005 filed electronically on or about April 27, 2006 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is herein incorporated by reference.

(b)      Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007 is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy is filed electronically herewith.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003 and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 9130 filed electronically as Exhibit
         (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003 and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003 and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company , IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 and is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27
         (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
         Exhibit 27(h) (16) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as
         Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, IDS Life Insurance Co. of New York, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(17) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-New York is filed electronically herewith as Exhibit (m)(1).

(n)(1) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(o)(1)   Not applicable.

(p)(1)   Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as an Exhibit to Registrant's Form S-6 with Original Registration Statement, File No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated Jan. 2, 2007 is filed electronically herewith as Exhibit
         (r)(1).

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance
Co. of New York
--------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Senior Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Nancy E. Bennett                                                                Derivatives Investment Officer and
                                                                                Vice President-Risk Management

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Anti-Money Laundering
                                                                                Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                 Senior Vice President - Corporate Tax

Pat H. Carey                                                                    Vice President - Fund Relations

Charles R. Caswell                                                              Reinsurance Officer

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                     172 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Jim Hamalainen                                                                  Vice President - Investments

Gregory C. Johnson                                                              Director

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Timothy J. Masek                                                                Vice President-Investments

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Thomas R. Moore                                                                 Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Kevin E. Palmer                                                                 Vice President and Chief Actuary

Julie A. Ruether                                                                Chief Compliance Officer, Assistant Secretary

Heather M. Somers                                                               General Counsel and Assistant Secretary

David K. Stewart                                                                Vice President and Controller

Suzanne Taylor                                                                  Chief Liaison Officer-ACLI

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30.(c)

Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF                    NET UNDERWRITING
         PRINCIPAL                  DISCOUNTS AND         COMPENSATION ON    BROKERAGE
         UNDERWRITER                COMMISSIONS           REDEMPTION         COMMISSIONS    COMPENSATION
         -----------                -----------           ----------         -----------    ------------
         Ameriprise Financial          $14,651,291           None               None            None
         Services, Inc.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co., of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 27th day of April, 2007.


                        RiverSource of New York Account 8
                        ------------------------------------------------------
                                            (Registrant)

                        By RiverSource Life Insurance Co. of New York
                        ------------------------------------------------------
                                             (Sponsor)

                        By /s/ Timothy V. Bechtold*
                           -----------------------
                               Timothy V. Bechtold
                               President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2007.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Senior Vice President -
-----------------------------          Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Anti-Money Laundering
                                       Prevention Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Gregory C. Johnson*               Director
-----------------------------
     Gregory C. Johnson

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                 Director
-----------------------------
     Jeryl A. Millner

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated Jan. 2, 2007 and is filed electronically herewith as Exhibit (r)(1), by:


/s/ Rodney J. Vessels
-------------------------
    Rodney J. Vessels
    Assistant General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 19
                    TO REGISTRATION STATEMENT NO. 333-42257


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for RiverSource Succession Select Variable Life Insurance

Part B.

     Combined Statement of Additional Information for RiverSource Succession Select Variable Life Insurance and Financial Statements of RiverSource of New York Account 8

Part C.

Other information.

The signatures.

Exhibits.